As filed with the United States Securities and Exchange Commission on October 15, 2010
1933 Act Registration. No. 002-58287
1940 Act Registration. No. 811-02729

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 59	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 60
(Check appropriate box or boxes.)
SHORT-TERM INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173
(Name and Address of Agent for Service)
Copy to:

Stephen Rimes, Esquire	E. Carolan Berkley, Esquire
Invesco Advisors, Inc.	Stradley Ronon, Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)

☐	on (Date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☑	on December 17, 2010 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (Date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	December 17, 2010

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax Free Cash Reserve Portfolio

Cash Management Classes

Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Fund Summaries	1
Liquid Assets Portfolio	1
STIC Prime Portfolio	2
Treasury Portfolio	4
Government & Agency Portfolio	5
Government TaxAdvantage Portfolio	6
Tax Free Cash Reserve Portfolio	8

Investment Objectives, Strategies, Risks and Portfolio Holdings	10
Liquid Assets Portfolio	10
STIC Prime Portfolio	11
Treasury Portfolio	12
Government & Agency Portfolio	12
Government TaxAdvantage Portfolio	13
Tax Free Cash Reserve Portfolio	14

Fund Management	15
Adviser Compensation	15

Other Information	15
Dividends and Distributions	15

Financial Highlights	16

Hypothetical Investment and Expense Information	17

General Information	A-1
Distribution and Service (12b-1) Fees	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Pricing of Shares	A-3
Frequent Purchases and Redemptions of Fund Shares	A-4
Taxes	A-4
Important Notice Regarding Delivery of Security Holder Documents	A-5

Obtaining Additional Information	Back Cover

        Short-Term Investment Trust

Fund Summaries

LIQUID ASSETS PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Cash Management

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Cash Management

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.10

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.02% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.22% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management	$	$	$	$

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its

1        Short-Term Investment Trust

return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Cash Management Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Cash Management Class: Inception (1/17/1996)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Cash Management Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC PRIME PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Cash Management

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Cash Management

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.10

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.02% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.22% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

2        Short-Term Investment Trust

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Cash Management	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those securities which are within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Cash Management Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Cash Management Class: Inception (6/30/1994)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Cash Management Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

3        Short-Term Investment Trust

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TREASURY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Cash Management

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Cash Management

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.10

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.02% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.22% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Cash Management	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

4        Short-Term Investment Trust

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Cash Management Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Cash Management Class: Inception (8/18/1993)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Cash Management Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT & AGENCY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Cash Management

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Cash Management

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees[1]	0.10

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.02% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.22% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Cash Management	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury

5        Short-Term Investment Trust

and Agency Securities, as well as repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Cash Management Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Cash Management Class: Inception (9/1/1998)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Cash Management Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

6        Short-Term Investment Trust

Shareholder Fees (fees paid directly from your investment)

Class:	Cash Management

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Cash Management

Management Fees	0.18%

Distribution and/or Service (12b-1) Fees[1]	0.10

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.02% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.22% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Cash Management	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Cash Management Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]

7        Short-Term Investment Trust

Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Cash Management Class: Inception (12/30/1999)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Cash Management Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TAX FREE CASH RESERVE PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Cash Management

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Cash Management

Management Fees	0.21%

Distribution and/or Service (12b-1) Fees[1]	0.10

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.02% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Cash Management Class shares to 0.33% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Cash Management	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

8        Short-Term Investment Trust

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Cash Management Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Cash Management Class: Inception (1/4/1999)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Cash Management Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

9        Short-Term Investment Trust

Investment Objectives, Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds).

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

10        Short-Term Investment Trust

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

STIC Prime Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which

11        Short-Term Investment Trust

case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Treasury Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Government & Agency Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

12        Short-Term Investment Trust

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Government TaxAdvantage Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular

13        Short-Term Investment Trust

bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Tax Free Cash Reserve Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature, are treated as municipal securities. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity and diversification of investments.

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Credit Exposure Risk. U.S. dollar denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

14        Short-Term Investment Trust

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)

Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Liquid Assets Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of STIC Prime Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Treasury Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government & Agency Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government TaxAdvantage Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Tax Free Cash Reserve Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

The Adviser, the Distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information of these types of payments.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

STIC Prime Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

15        Short-Term Investment Trust

Treasury Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government & Agency Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government TaxAdvantage Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Tax Free Cash Reserve Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of tax-exempt income.

Dividends
Liquid Assets Portfolio generally declares dividends from net investment income daily and pays them monthly.

STIC Prime Portfolio generally declares dividends from net investment income daily and pays them monthly.

Treasury Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government & Agency Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government TaxAdvantage Portfolio generally declares dividends from net investment income daily and pays them monthly.

Tax Free Cash Reserve Portfolio generally declares dividends from net investment income daily and pays them monthly.

Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio as of 5:30 p.m. Eastern Time of the STIC Prime Portfolio as of 4:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.

Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Tax Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance of the Cash Management Class shares. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

[Financial Highlights To Be Provided]

16        Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio — CASH MANAGEMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

STIC Prime Portfolio — CASH MANAGEMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Treasury Portfolio — CASH MANAGEMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government & Agency Portfolio — CASH MANAGEMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government TaxAdvantage Portfolio — CASH MANAGEMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Tax Free Cash Reserve Portfolio — CASH MANAGEMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

1 Your actual expenses may be higher or lower than those shown.

17        Short-Term Investment Trust

General Information

Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Cash Management Class accounts are as follows:

	Initial	Additional
Class	Investments*	Investments

Cash Management Class	$1 million	no minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

How to Purchase Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Funds verify and record your identifying information.

STIC Prime Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Intermediary	Contact your financial intermediary.	Same
The financial intermediary should forward your completed account application to the transfer agent,
Invesco Investment Services, Inc.
P.O. Box 0843
Houston, TX 77001-0843
The financial intermediary should call the transfer agent at (800) 659-1005 to receive an account number.
Then, the intermediary should use the following wire instructions:
The Bank of New York
ABA/Routing #: 021000018
DDA: 8900118377
Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the transfer agent for assistance.

A-1        The Invesco Funds

MCF—10/10

Purchase Options
	Opening An Account	Adding To An Account

By Telephone	Open your account as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity LINK®	Open your account as described above.	Complete an Liquidity LINK® Agreement. Mail the application and agreement to the transfer agent. Once your request for this option has been processed, you may place your order via Liquidity LINK.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or invested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.

Redeeming Shares

Redemption Fees
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

How to Redeem Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

STIC Prime Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 4:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio

Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity LINK®	If you place your redemption request via Liquidity LINK, the transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, a Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

A-2        The Invesco Funds

STIC Prime Portfolio
We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Government TaxAdvantage Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Tax-Free Cash Reserve Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Redemptions by Telephone
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Redemptions by Liquidity LINK®
If you redeem via Liquidity LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for Liquidity LINK instructions that are not genuine.

Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a Fund is not able to verify your identity as required by law, a Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agent reserve the right at any time to:

■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions of purchase of shares of any fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.

Pricing of Shares

Determination of Net Asset Value

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

STIC Prime Portfolio
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

If the Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to

A-3        The Invesco Funds

enable a Fund to price its shares as $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.

Timing of Orders
Each Fund opens for business at 8:00 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the Funds’ custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

Each Fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the Fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.

Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

■	Each Fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such Fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because each Fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the Fund. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted.

Each Fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.

Taxes

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each Fund during the prior year. In addition, investors should be aware of the following basic tax points:

■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because the Funds are money market Funds, no Fund anticipates realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

You should consult your tax adviser before investing in a Fund.

Tax-Free Cash Reserve Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in

A-4        The Invesco Funds

additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the Fund during the prior year. In addition, investors should be aware of the following basic tax points:

Exempt-Interest Dividends:

■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.
■	Because the Fund is a money market Fund, it does not anticipate realizing any long-term capital gains.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.
You should consult your tax advisor before investing in the Fund.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-5        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 0843, Houston, TX 77001-0843

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio and	Government & Agency Portfolio Government TaxAdvantage Portfolio Tax Free Cash Reserve Portfolio
SEC 1940 Act file number: 811-02729

invesco.com/us CM-STIT-PRO-3

Prospectus	December 17, 2010

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax Free Cash Reserve Portfolio

Corporate Classes

Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Fund Summaries	1
Liquid Assets Portfolio	1
STIC Prime Portfolio	2
Treasury Portfolio	4
Government & Agency Portfolio	5
Government TaxAdvantage Portfolio	6
Tax Free Cash Reserve Portfolio	8

Investment Objectives, Strategies, Risks and Portfolio Holdings	10
Liquid Assets Portfolio	10
STIC Prime Portfolio	11
Treasury Portfolio	12
Government & Agency Portfolio	12
Government TaxAdvantage Portfolio	13
Tax Free Cash Reserve Portfolio	14

Fund Management	15
Adviser Compensation	15

Other Information	15
Dividends and Distributions	15

Financial Highlights	16

Hypothetical Investment and Expense Information	17

General Information	A-1
Distribution and Service (12b-1) Fees	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Pricing of Shares	A-4
Frequent Purchases and Redemptions of Fund Shares	A-4
Taxes	A-4
Important Notice Regarding Delivery of Security Holder Documents	A-5

Obtaining Additional Information	Back Cover

        Short-Term Investment Trust

Fund Summaries

LIQUID ASSETS PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Corporate

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Corporate

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.17%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Corporate	$	$	$	$

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

1        Short-Term Investment Trust

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Corporate Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Corporate Class: Inception (03/29//2005)	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Corporate Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC PRIME PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Corporate

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Corporate

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.17%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Corporate	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with

2        Short-Term Investment Trust

industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those securities which are within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Corporate Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Corporate Class: Inception (3/31/2005)	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Corporate Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Short-Term Investment Trust

TREASURY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Corporate

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Corporate

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.17%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Corporate	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Corporate Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]

4        Short-Term Investment Trust

Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Corporate Class: Inception (8/1/2005)	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Corporate Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT & AGENCY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Corporate

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Corporate

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.17%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Corporate	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or

5        Short-Term Investment Trust

guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Corporate Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Corporate Class: Inception (6/30/2005)	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Corporate Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Corporate

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

6        Short-Term Investment Trust

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Corporate

Management Fees	0.18%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.17%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Corporate	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Corporate Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

7        Short-Term Investment Trust

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Corporate Class: Inception (2/23/2006)	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Corporate Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TAX FREE CASH RESERVE PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Corporate

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Corporate

Management Fees	0.21%

Distribution and/or Service (12b-1) Fees	0.03

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Corporate Class shares to 0.28%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Corporate	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

8        Short-Term Investment Trust

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Corporate Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Corporate Class: Inception (9/8/2005)	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Corporate Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

9        Short-Term Investment Trust

Investment Objectives, Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds).

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

10        Short-Term Investment Trust

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

STIC Prime Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which

11        Short-Term Investment Trust

case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Treasury Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Government & Agency Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

12        Short-Term Investment Trust

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Government TaxAdvantage Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular

13        Short-Term Investment Trust

bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Tax Free Cash Reserve Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature, are treated as municipal securities. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity and diversification of investments.

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Credit Exposure Risk. U.S. dollar denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

14        Short-Term Investment Trust

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)

Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Liquid Assets Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of STIC Prime Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Treasury Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government & Agency Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government TaxAdvantage Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Tax Free Cash Reserve Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

The Adviser, the Distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information of these types of payments.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

STIC Prime Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

15        Short-Term Investment Trust

Treasury Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government & Agency Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government TaxAdvantage Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Tax Free Cash Reserve Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of tax-exempt income.

Dividends
Liquid Assets Portfolio generally declares dividends from net investment income daily and pays them monthly.

STIC Prime Portfolio generally declares dividends from net investment income daily and pays them monthly.

Treasury Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government & Agency Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government TaxAdvantage Portfolio generally declares dividends from net investment income daily and pays them monthly.

Tax Free Cash Reserve Portfolio generally declares dividends from net investment income daily and pays them monthly.

Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio as of 5:30 p.m. Eastern Time of the STIC Prime Portfolio as of 4:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.

Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Tax Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance of the Corporate Class shares. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

[Financial Highlights To Be Provided]

16        Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio — CORPORATE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

STIC Prime Portfolio — CORPORATE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Treasury Portfolio — CORPORATE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government & Agency Portfolio — CORPORATE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government TaxAdvantage Portfolio — CORPORATE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Tax Free Cash Reserve Portfolio — CORPORATE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

1 Your actual expenses may be higher or lower than those shown.

17        Short-Term Investment Trust

General Information

Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class, other than the Institutional Class, that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Corporate Class accounts are as follows:

	Initial	Additional
Class	Investments*	Investments

Corporate Class	$1 million	no minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

How to Purchase Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
You may purchase shares using one of the options below. Unless a Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Funds verify and record your identifying information.

STIC Prime Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

A-1        The Invesco Funds—

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Intermediary	Contact your financial intermediary. The financial intermediary should forward your completed account application to the transfer agent,	Same
Invesco Aim Investment Services, Inc. P.O. Box 0843 Houston, TX 77001-0843
The financial intermediary should call the transfer agent at (800) 659-1005 to receive an account number.
Then, the intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Aim Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the transfer agent for assistance.
By Telephone	Open your account as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity LINK®	Open your account as described above.	Complete a Liquidity LINK® Agreement. Mail the application and agreement to the transfer agent. Once your request for this option has been processed, you may place your order via Liquidity LINK.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or invested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.

Redeeming Shares

Redemption Fees
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

How to Redeem Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

STIC Prime Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 4:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

A-2        The Invesco Funds—

Tax-Free Cash Reserve Portfolio

Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.

By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.

By Liquidity LINK®	If you place your redemption request via Liquidity LINK, the transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, a Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC Prime Portfolio
We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Government TaxAdvantage Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Tax-Free Cash Reserve Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same-day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Redemptions by Telephone
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Redemptions by Liquidity LINK®
If you redeem via Liquidity LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for Liquidity LINK instructions that are not genuine.

Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a Fund is not able

A-3        The Invesco Funds—

to verify your identity as required by law, a Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

■	reject or cancel all or any part of any purchase order;

■	modify any terms or conditions of purchase of shares of any fund; or

■	suspend, change or withdraw all or any part of the offering made by this prospectus.

Pricing of Shares

Determination of Net Asset Value

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

STIC Prime Portfolio
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

If the Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

Timing of Orders
Each Fund opens for business at 8:00 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the Funds’ custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

Each Fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the Fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchase and redemption orders received by the transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.

Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

■	Each Fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such Fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because each Fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the Fund. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted.

Each Fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.

Taxes

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax

A-4        The Invesco Funds—

purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each Fund during the prior year. In addition, investors should be aware of the following basic tax points:

■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because the Funds are money market Funds, no Fund anticipates realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
You should consult your tax adviser before investing in a Fund.

Tax-Free Cash Reserve Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the Fund during the prior year. In addition, investors should be aware of the following basic tax points:

Exempt-Interest Dividends:

■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.
■	Because the Fund is a money market Fund, it does not anticipate realizing any long-term capital gains.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

You should consult your tax advisor before investing in the Fund.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-5        The Invesco Funds—

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 0843, Houston, TX 77001-0843

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio and	Government & Agency Portfolio Government TaxAdvantage Portfolio Tax Free Cash Reserve Portfolio
SEC 1940 Act file number: 811-02729

invesco.com/us CM-STIT-PRO-2

Prospectus	December 17, 2010

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax Free Cash Reserve Portfolio

Institutional Classes

Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Fund Summaries	1
Liquid Assets Portfolio	1
STIC Prime Portfolio	2
Treasury Portfolio	4
Government & Agency Portfolio	5
Government TaxAdvantage Portfolio	7
Tax Free Cash Reserve Portfolio	8

Investment Objectives, Strategies, Risks and Portfolio Holdings	10
Liquid Assets Portfolio	10
STIC Prime Portfolio	11
Treasury Portfolio	12
Government & Agency Portfolio	12
Government TaxAdvantage Portfolio	13
Tax Free Cash Reserve Portfolio	14

Fund Management	15
Adviser Compensation	15

Other Information	16
Dividends and Distributions	16

Financial Highlights	16

Hypothetical Investment and Expense Information	17

General Information	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Pricing of Shares	A-3
Frequent Purchases and Redemptions of Fund Shares	A-4
Taxes	A-4
Important Notice Regarding Delivery of Security Holder Documents	A-5

Obtaining Additional Information	Back Cover

        Short-Term Investment Trust

Fund Summaries

LIQUID ASSETS PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$	$	$	$

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

1        Short-Term Investment Trust

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Institutional Class Shares year-to-date (ended September 30, 2010): [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Institutional Class: Inception (11/4/1993)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Institutional Class fund accounts are as follows:

For Liquid Assets Portfolio

Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC PRIME PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

2        Short-Term Investment Trust

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those securities which are within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Institutional Class Shares year-to-date (ended September 30, 2010): [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Institutional Class: Inception (11/10/1980)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Institutional Class fund accounts are as follows:

For Liquid Assets Portfolio

Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

3        Short-Term Investment Trust

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TREASURY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its

4        Short-Term Investment Trust

return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Institutional Class Shares year-to-date (ended September 30, 2010): [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Institutional Class: Inception (4/12/1984)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Institutional Class fund accounts are as follows:

For Liquid Assets Portfolio

Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT & AGENCY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain

5        Short-Term Investment Trust

obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Institutional Class Shares year-to-date (ended September 30, 2010): [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Institutional Class: Inception (9/1/1998)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Institutional Class fund accounts are as follows:

For Liquid Assets Portfolio

Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

6        Short-Term Investment Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.18%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

7        Short-Term Investment Trust

Institutional Class Shares year-to-date (ended September 30, 2010): [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Institutional Class: Inception (8/17/1990)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Institutional Class fund accounts are as follows:

For Liquid Assets Portfolio

Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TAX FREE CASH RESERVE PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.21%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.25%. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

8        Short-Term Investment Trust

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Institutional Class Shares year-to-date (ended September 30, 2010): [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Institutional Class: Inception (4/18/1993)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Institutional Class fund accounts are as follows:

For Liquid Assets Portfolio

Initial Investments Per Fund Account*	$10 Million

Additional Investments Per Fund Account	No minimum

For STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its

9        Short-Term Investment Trust

related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds).

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements,

10        Short-Term Investment Trust

interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

STIC Prime Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising

11        Short-Term Investment Trust

from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Treasury Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Government & Agency Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an

12        Short-Term Investment Trust

“Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Government TaxAdvantage Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

13        Short-Term Investment Trust

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Tax Free Cash Reserve Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature, are treated as municipal securities. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Credit Exposure Risk. U.S. dollar denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in

14        Short-Term Investment Trust

interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)

Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Liquid Assets Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of STIC Prime Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Treasury Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government & Agency Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government TaxAdvantage Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Tax Free Cash Reserve Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

The Adviser, the Distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information of these types of payments.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the twelve-month period ended August 31.

15        Short-Term Investment Trust

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

STIC Prime Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Treasury Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government & Agency Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government TaxAdvantage Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Tax Free Cash Reserve Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of tax-exempt income.

Dividends
Liquid Assets Portfolio generally declares dividends from net investment income daily and pays them monthly.

STIC Prime Portfolio generally declares dividends from net investment income daily and pays them monthly.

Treasury Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government & Agency Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government TaxAdvantage Portfolio generally declares dividends from net investment income daily and pays them monthly.

Tax Free Cash Reserve Portfolio generally declares dividends from net investment income daily and pays them monthly.

Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio as of 5:30 p.m. Eastern Time of the STIC Prime Portfolio as of 4:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.

Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Tax Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance of the Institutional Class shares. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

[Financial Highlights To Be Provided]

16        Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio — INSTITUTIONAL	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

STIC Prime Portfolio — INSTITUTIONAL	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Treasury Portfolio — INSTITUTIONAL	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government & Agency Portfolio — INSTITUTIONAL	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government TaxAdvantage Portfolio — INSTITUTIONAL	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Tax Free Cash Reserve Portfolio — INSTITUTIONAL	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

1 Your actual expenses may be higher or lower than those shown.

17        Short-Term Investment Trust

General Information

Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Institutional Class accounts are as follows:

Liquid Assets Portfolio

	Initial	Additional
Class	Investments*	Investments

Institutional Class	$10 million	no minimum

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio

	Initial	Additional
Class	Investments*	Investments

Institutional Class	$1 million	no minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

How to Purchase Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
You may purchase shares using one of the options below. Unless a Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Funds verify and record your identifying information.

STIC Prime Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Intermediary	Contact your financial intermediary.	Same
The financial intermediary should forward your completed account application to the transfer agent,
Invesco Investment Services, Inc.
P.O. Box 0843
Houston, TX 77001-0843
The financial intermediary should call the transfer agent at (800) 659-1005 to receive an account number.
Then, the intermediary should use the following wire instructions:
The Bank of New York
ABA/Routing #: 021000018
DDA: 8900118377
Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the transfer agent for assistance.

A-1        The Invesco Funds

MCF—10/10

Purchase Options
	Opening An Account	Adding To An Account

By Telephone	Open your account as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity LINK®	Open your account as described above.	Complete an Liquidity LINK® Agreement. Mail the application and agreement to the transfer agent. Once your request for this option has been processed, you may place your order via Liquidity LINK.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or invested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.

Redeeming Shares

Redemption Fees
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

How to Redeem Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

STIC Prime Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 4:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio

Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity LINK®	If you place your redemption request via Liquidity LINK, the transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, a Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

A-2        The Invesco Funds

STIC Prime Portfolio
We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Government TaxAdvantage Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Tax-Free Cash Reserve Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Redemptions by Telephone
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Redemptions by Liquidity LINK®
If you redeem via Liquidity LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for Liquidity LINK instructions that are not genuine.

Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agent reserve the right at any time to:

■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions of purchase of shares of any fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.

Pricing of Shares

Determination of Net Asset Value

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

STIC Prime Portfolio
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

If the Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

A-3        The Invesco Funds

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

Timing of Orders
Each Fund opens for business at 8:00 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the Funds’ custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

Each Fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the Fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.

Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds have not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

■	Each Fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such Fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Funds’ portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because each Fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the Fund. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted.
Each Fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.

Taxes

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each Fund during the prior year. In addition, investors should be aware of the following basic tax points:

■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because the Funds are money market Funds, no Fund anticipates realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.

A-4        The Invesco Funds

■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

You should consult your tax adviser before investing in a Fund.

Tax-Free Cash Reserve Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the Fund during the prior year. In addition, investors should be aware of the following basic tax points:

Exempt-Interest Dividends:

■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.
■	Because the Fund is a money market Fund, it does not anticipate realizing any long-term capital gains.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.

■	Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.
You should consult your tax advisor before investing in the Fund.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-5        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 0843, Houston, TX 77001-0843

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio and	Government & Agency Portfolio Government TaxAdvantage Portfolio Tax Free Cash Reserve Portfolio
SEC 1940 Act file number: 811-02729

invesco.com/us CM-STIT-PRO-1

Prospectus	December 17, 2010

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax Free Cash Reserve Portfolio

Personal Investment Classes

Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Fund Summaries	1
Liquid Assets Portfolio	1
STIC Prime Portfolio	2
Treasury Portfolio	4
Government & Agency Portfolio	5
Government TaxAdvantage Portfolio	7
Tax Free Cash Reserve Portfolio	8

Investment Objectives, Strategies, Risks and Portfolio Holdings	10
Liquid Assets Portfolio	10
STIC Prime Portfolio	11
Treasury Portfolio	12
Government & Agency Portfolio	12
Government TaxAdvantage Portfolio	13
Tax Free Cash Reserve Portfolio	14

Fund Management	15
Adviser Compensation	15

Other Information	16
Dividends and Distributions	16

Financial Highlights	16

Hypothetical Investment and Expense Information	17

General Information	A-1
Distribution and Service (12b-1) Fees	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Pricing of Shares	A-3
Determination of Net Asset Value	A-3
Frequent Purchases and Redemptions of Fund Shares	A-4
Taxes	A-4
Important Notice Regarding Delivery of Security Holder Documents	A-5

Obtaining Additional Information	Back Cover

        Short-Term Investment Trust

Fund Summaries

LIQUID ASSETS PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Personal Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Personal Investment

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.75

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Personal Investment	$	$	$	$

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its

1        Short-Term Investment Trust

return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Personal Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Personal Investment Class: Inception (1/4/1999)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Personal Investment Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC PRIME PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Personal Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Personal Investment

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.75

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

2        Short-Term Investment Trust

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Personal Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification of and liquidity investments.

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those securities which are within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Personal Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Personal Investment Class: Inception (8/20/1991)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Personal Investment Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

3        Short-Term Investment Trust

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TREASURY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Personal Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Personal Investment

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.75

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Personal Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its

4        Short-Term Investment Trust

return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Personal Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Personal Investment Class: Inception (8/8/1991)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Personal Investment Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT & AGENCY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Personal Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Personal Investment

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees[1]	0.75

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Personal Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury;

5        Short-Term Investment Trust

(2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Personal Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Personal Investment Class: Inception (1/31/2000)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Personal Investment Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

6        Short-Term Investment Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Personal Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Personal Investment

Management Fees	0.18%

Distribution and/or Service (12b-1) Fees[1]	0.75

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.69% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Personal Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its

7        Short-Term Investment Trust

future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Personal Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Personal Investment Class: Inception (5/31/2001)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Personal Investment Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TAX FREE CASH RESERVE PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Personal Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Personal Investment

Management Fees	0.21%

Distribution and/or Service (12b-1) Fees[1]	0.75

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Personal Investment Class shares to 0.80% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Personal Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

8        Short-Term Investment Trust

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Personal Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Personal Investment Class: Inception (12/4/2000)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Personal Investment Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

9        Short-Term Investment Trust

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds).

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily

10        Short-Term Investment Trust

followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

STIC Prime Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

11        Short-Term Investment Trust

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Treasury Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Government & Agency Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable

12        Short-Term Investment Trust

regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Government TaxAdvantage Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any

13        Short-Term Investment Trust

percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Tax Free Cash Reserve Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature, are treated as municipal securities. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity and diversification of investments.

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Credit Exposure Risk. U.S. dollar denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

14        Short-Term Investment Trust

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)

Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Liquid Assets Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of STIC Prime Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Treasury Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government & Agency Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government TaxAdvantage Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Tax Free Cash Reserve Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

The Adviser, the Distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information of these types of payments.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the twelve-month period ended August 31.

15        Short-Term Investment Trust

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

STIC Prime Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Treasury Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government & Agency Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government TaxAdvantage Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Tax Free Cash Reserve Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of tax-exempt income.

Dividends
Liquid Assets Portfolio generally declares dividends from net investment income daily and pays them monthly.

STIC Prime Portfolio generally declares dividends from net investment income daily and pays them monthly.

Treasury Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government & Agency Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government TaxAdvantage Portfolio generally declares dividends from net investment income daily and pays them monthly.

Tax Free Cash Reserve Portfolio generally declares dividends from net investment income daily and pays them monthly.

Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio as of 5:30 p.m. Eastern Time of the STIC Prime Portfolio as of 4:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.

Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Tax Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance of the Personal Investment Class shares. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

[Financial Highlights To Be Provided]

16        Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio — PERSONAL INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

STIC Prime Portfolio — PERSONAL INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Treasury Portfolio — PERSONAL INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government & Agency Portfolio — PERSONAL INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government TaxAdvantage Portfolio — PERSONAL INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Tax Free Cash Reserve Portfolio — PERSONAL INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

1 Your actual expenses may be higher or lower than those shown.

17        Short-Term Investment Trust

General Information

Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows each Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Personal Investment accounts are as follows:

Tax-Free Cash Reserve Portfolio

	Initial	Additional
Class	Investments*	Investments

Personal Investment Class	$10,000	no minimum

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

	Initial	Additional
Class	Investments*	Investments

Personal Investment Class	$1,000	no minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

How to Purchase Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
You may purchase shares using one of the options below. Unless a Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Funds verify and record your identifying information.

STIC Prime Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

A-1        The Invesco Funds

MCF—10/10

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Intermediary	Contact your financial intermediary. The financial intermediary should forward your completed account application to the transfer agent,	Same
Invesco Investment Services, Inc. P.O. Box 0843 Houston, TX 77001-0843
The financial intermediary should call the transfer agent at (800) 659-1005 to receive an account number. Then, the intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the transfer agent for assistance.
By Telephone	Open your account as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity LINK®	Open your account as described above.	Complete an Liquidity LINK® Agreement. Mail the application and agreement to the transfer agent. Once your request for this option has been processed, you may place your order via Liquidity LINK.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or invested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.

Redeeming Shares

Redemption Fees
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

How to Redeem Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

STIC Prime Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 4:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio

Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.

By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.

By Liquidity LINK®	If you place your redemption request via Liquidity LINK, the transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request

A-2        The Invesco Funds

received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, a Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC Prime Portfolio
We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Government TaxAdvantage Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Tax-Free Cash Reserve Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Redemptions by Telephone
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Redemptions by Liquidity LINK®
If you redeem via Liquidity LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for Liquidity LINK instructions that are not genuine.

Redemptions by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agent reserve the right at any time to:

■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions of purchase of shares of any fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.

Pricing of Shares

Determination of Net Asset Value

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

A-3        The Invesco Funds

STIC Prime Portfolio
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

If the Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

Timing of Orders
Each Fund opens for business at 8:00 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the Funds’ custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

Each Fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the Fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.

Frequent Purchases and Redemptions of Fund Shares
The Board of the Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Fund’s shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

■	Each Fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such Fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because each Fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the Fund. Imposition of redemption fees would run contrary to investor expectations.

The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted.

Each Fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.

Taxes

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each Fund during the prior year. In addition, investors should be aware of the following basic tax points:

■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because the Funds are money market Funds, no Fund anticipates realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must

A-4        The Invesco Funds

withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

You should consult your tax adviser before investing in a Fund.

Tax-Free Cash Reserve Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the Fund during the prior year. In addition, investors should be aware of the following basic tax points:
Exempt-Interest Dividends:

■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.
■	Because the Fund is a money market Fund, it does not anticipate realizing any long-term capital gains.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

You should consult your tax advisor before investing in the Fund.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-5        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 0843, Houston, TX 77001-0843

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio and	Government & Agency Portfolio Government TaxAdvantage Portfolio Tax Free Cash Reserve Portfolio
SEC 1940 Act file number: 811-02729

invesco.com/us CM-STIT-PRO-6

Prospectus	December 17, 2010

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax Free Cash Reserve Portfolio

Private Investment Classes

Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Fund Summaries	1
Liquid Assets Portfolio	1
STIC Prime Portfolio	2
Treasury Portfolio	4
Government & Agency Portfolio	5
Government TaxAdvantage Portfolio	6
Tax Free Cash Reserve Portfolio	8

Investment Objectives, Strategies, Risks and Portfolio Holdings	10
Liquid Assets Portfolio	10
STIC Prime Portfolio	11
Treasury Portfolio	12
Government & Agency Portfolio	12
Government TaxAdvantage Portfolio	13
Tax Free Cash Reserve Portfolio	14

Fund Management	15
Adviser Compensation	15

Other Information	15
Dividends and Distributions	15

Financial Highlights	16

Hypothetical Investment and Expense Information	17

General Information	A-1
Distribution and Service (12b-1) Fees	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Pricing of Shares	A-3
Frequent Purchases and Redemptions of Fund Shares	A-4
Taxes	A-4
Important Notice Regarding Delivery of Security Holder Documents	A-5

Obtaining Additional Information	Back Cover

        Short-Term Investment Trust

Fund Summaries

LIQUID ASSETS PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Private Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Private Investment

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.50

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.44% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Investment	$	$	$	$

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its

1        Short-Term Investment Trust

return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Private Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Private Investment Class: Inception (2/16/1996)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Private Investment Class fund accounts are as follows:

Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC PRIME PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Private Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Private Investment

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.50

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.44% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

2        Short-Term Investment Trust

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Private Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those securities which are within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Private Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Private Investment Class: Inception (7/8/1993)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Private Investment Class fund accounts are as follows:

Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

3        Short-Term Investment Trust

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TREASURY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Private Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Private Investment

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.50

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.44% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Private Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

4        Short-Term Investment Trust

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Private Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Private Investment Class: Inception (11/22/1991)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Private Investment Class fund accounts are as follows:

Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT & AGENCY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Private Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Private Investment

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees[1]	0.50

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.20% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.44% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Private Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury

5        Short-Term Investment Trust

and Agency Securities, as well as repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Private Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Private Investment Class: Inception (9/1/1998)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Private Investment Class fund accounts are as follows:

Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

6        Short-Term Investment Trust

Shareholder Fees (fees paid directly from your investment)

Class:	Private Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Private Investment

Management Fees	0.18%

Distribution and/or Service (12b-1) Fees[1]	0.50

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.25% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.39% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Private Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Private Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]

7        Short-Term Investment Trust

Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Private Investment Class: Inception (12/21/1994)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Private Investment Class fund accounts are as follows:

Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TAX FREE CASH RESERVE PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Private Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Private Investment

Management Fees	0.21%

Distribution and/or Service (12b-1) Fees[1]	0.50

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.25% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Private Investment Class shares to 0.50% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Private Investment	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

8        Short-Term Investment Trust

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Private Investment Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Private Investment Class: Inception (4/1/1992)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Private Investment Class fund accounts are as follows:

Initial Investments Per Fund Account*	$100,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

9        Short-Term Investment Trust

Investment Objectives, Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds).

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

10        Short-Term Investment Trust

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

STIC Prime Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which

11        Short-Term Investment Trust

case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Treasury Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Government & Agency Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

12        Short-Term Investment Trust

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Government TaxAdvantage Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular

13        Short-Term Investment Trust

bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Tax Free Cash Reserve Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature, are treated as municipal securities. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity and diversification of investments.

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Credit Exposure Risk. U.S. dollar denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

14        Short-Term Investment Trust

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)

Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Liquid Assets Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of STIC Prime Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Treasury Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government & Agency Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government TaxAdvantage Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Tax Free Cash Reserve Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

The Adviser, the Distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information of these types of payments.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

STIC Prime Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

15        Short-Term Investment Trust

Treasury Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government & Agency Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government TaxAdvantage Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Tax Free Cash Reserve Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of tax-exempt income.

Dividends
Liquid Assets Portfolio generally declares dividends from net investment income daily and pays them monthly.

STIC Prime Portfolio generally declares dividends from net investment income daily and pays them monthly.

Treasury Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government & Agency Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government TaxAdvantage Portfolio generally declares dividends from net investment income daily and pays them monthly.

Tax Free Cash Reserve Portfolio generally declares dividends from net investment income daily and pays them monthly.

Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio as of 5:30 p.m. Eastern Time of the STIC Prime Portfolio as of 4:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.

Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Tax Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance of the Private Investment Class shares. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

[Financial Highlights To Be Provided]

16        Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio — PRIVATE INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

STIC Prime Portfolio — PRIVATE INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Treasury Portfolio — PRIVATE INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government & Agency Portfolio — PRIVATE INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government TaxAdvantage Portfolio — PRIVATE INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Tax Free Cash Reserve Portfolio — PRIVATE INVESTMENT CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

1 Your actual expenses may be higher or lower than those shown.

17        Short-Term Investment Trust

General Information

Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Private Investment Class accounts are as follows:

	Initial	Additional
Class	Investments*	Investments

Private Investment Class	$100,000	no minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

How to Purchase Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
You may purchase shares using one of the options below. Unless a Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Funds verify and record your identifying information.

STIC Prime Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Purchase Options
	Opening an Account	Adding to an Account

Through a Financial Intermediary	Contact your financial intermediary. The financial intermediary should forward your completed account application to the transfer agent,	Same
Invesco Investment Services, Inc.
P.O. Box 0843
Houston, TX 77001-0843
The financial intermediary should call the transfer agent at (800) 659-1005 to receive an account number. Then, the intermediary should use the following wire instructions:
The Bank of New York
ABA/Routing #: 021000018
DDA: 8900118377
Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the transfer agent for assistance.
By Telephone	Open your account as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.

A-1        The Invesco Funds

MCF—10/10

Purchase Options
	Opening an Account	Adding to an Account

By Liquidity LINK®	Open your account as described above.	Complete an Liquidity LINK® Agreement. Mail the application and agreement to the transfer agent. Once your request for this option has been processed, you may place your order via Liquidity LINK.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or invested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.

Redeeming Shares

Redemption Fees
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

How to Redeem Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

STIC Prime Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 4:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio

Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity LINK®	If you place your redemption request via Liquidity LINK, the transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, a Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC Prime Portfolio
We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption

A-2        The Invesco Funds

request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Government TaxAdvantage Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Tax-Free Cash Reserve Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Redemptions by Telephone
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Redemptions by Liquidity LINK®
If you redeem via Liquidity LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for Liquidity LINK instructions that are not genuine.

Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a Fund is not able to verify your identity as required by law, a Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Each Fund and its agent reserve the right at any time to:

■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions of purchase of shares of any fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.

Pricing of Shares

Determination of Net Asset Value

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

STIC Prime Portfolio
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

If the Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

A-3        The Invesco Funds

Timing of Orders
Each Fund opens for business at 8:00 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the Funds’ custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

Each Fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the Fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.

Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

■	Each Fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such Fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because each Fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the Fund. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted.

Each Fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.

Taxes

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each Fund during the prior year. In addition, investors should be aware of the following basic tax points:

■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because the Funds are money market Funds, no Fund anticipates realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.
You should consult your tax adviser before investing in a Fund.

Tax-Free Cash Reserve Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you

A-4        The Invesco Funds

received from the Fund during the prior year. In addition, investors should be aware of the following basic tax points:

Exempt-Interest Dividends:

■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.
■	Because the Fund is a money market Fund, it does not anticipate realizing any long-term capital gains.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
You should consult your tax advisor before investing in the Fund.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-5        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 0843, Houston, TX 77001-0843

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio and	Government & Agency Portfolio Government TaxAdvantage Portfolio Tax Free Cash Reserve Portfolio
SEC 1940 Act file number: 811-02729

invesco.com/us CM-STIT-PRO-5

Prospectus	December 17, 2010

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax Free Cash Reserve Portfolio

Reserve Classes

Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Fund Summaries	1
Liquid Assets Portfolio	1
STIC Prime Portfolio	2
Treasury Portfolio	4
Government & Agency Portfolio	5
Government TaxAdvantage Portfolio	7
Tax Free Cash Reserve Portfolio	8

Investment Objectives, Strategies, Risks and Portfolio Holdings	10
Liquid Assets Portfolio	10
STIC Prime Portfolio	11
Treasury Portfolio	12
Government & Agency Portfolio	12
Government TaxAdvantage Portfolio	13
Tax Free Cash Reserve Portfolio	14

Fund Management	15
Adviser Compensation	15

Other Information	16
Dividends and Distributions	16

Financial Highlights	16

Hypothetical Investment and Expense Information	17

General Information	A-1
Pricing of Shares	A-3
Taxes	A-4

Obtaining Additional Information	Back Cover

        Short-Term Investment Trust

Fund Summaries

LIQUID ASSETS PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Reserve

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Reserve

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	1.00

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.13% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.01% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Reserve	$	$	$	$

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its

1        Short-Term Investment Trust

return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Reserve Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Reserve Class: Inception (1/14/2000)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Reserve Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC PRIME PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Reserve

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Reserve

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	1.00

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.13% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.01% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

2        Short-Term Investment Trust

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Reserve	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those securities which are within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Reserve Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Reserve Class: Inception (1/4/1999)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Reserve Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

3        Short-Term Investment Trust

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TREASURY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Reserve

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Reserve

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	1.00

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.13% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.01% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Reserve	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its

4        Short-Term Investment Trust

return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Reserve Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Reserve Class: Inception (1/4/1999)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Reserve Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT & AGENCY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Reserve

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Reserve

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees[1]	1.00

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.13% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.01% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Reserve	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the

5        Short-Term Investment Trust

discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Reserve Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Reserve Class: Inception (1/26/2000)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Reserve Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

6        Short-Term Investment Trust

GOVERNMENT TAXADVANTAGE PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Reserve

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Reserve

Management Fees	0.18%

Distribution and/or Service (12b-1) Fees[1]	1.00

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.13% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.01% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Reserve	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past

7        Short-Term Investment Trust

performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Reserve Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Reserve Class: Inception (6/23/2003)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Reserve Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TAX FREE CASH RESERVE PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Reserve

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Reserve

Management Fees	0.21%

Distribution and/or Service (12b-1) Fees[1]	1.00

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.13% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Reserve Class shares to 1.12% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Reserve	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. The securities held by the Fund may be structured with demand features that have the

8        Short-Term Investment Trust

effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Reserve Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Reserve Class: Inception (6/1/1999)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Reserve Class fund accounts are as follows:

For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

Initial Investments Per Fund Account*	$1,000

Additional Investments Per Fund Account	No minimum

For Tax-Free Cash Reserve Portfolio

Initial Investments Per Fund Account*	$10,000

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

9        Short-Term Investment Trust

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds).

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

10        Short-Term Investment Trust

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

STIC Prime Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the

11        Short-Term Investment Trust

issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Treasury Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Government & Agency Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

12        Short-Term Investment Trust

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Government TaxAdvantage Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income

13        Short-Term Investment Trust

consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Tax Free Cash Reserve Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature, are treated as municipal securities. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity and diversification of investments.

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Credit Exposure Risk. U.S. dollar denominated securities carrying foreign credit exposure may be affected by unfavorable political,

14        Short-Term Investment Trust

economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)

Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Liquid Assets Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of STIC Prime Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Treasury Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government & Agency Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government TaxAdvantage Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Tax Free Cash Reserve Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

The Adviser, the Distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also,

15        Short-Term Investment Trust

please see the Funds’ SAI for more information of these types of payments.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

STIC Prime Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Treasury Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government & Agency Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government TaxAdvantage Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Tax Free Cash Reserve Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of tax-exempt income.

Dividends
Liquid Assets Portfolio generally declares dividends from net investment income daily and pays them monthly.

STIC Prime Portfolio generally declares dividends from net investment income daily and pays them monthly.

Treasury Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government & Agency Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government TaxAdvantage Portfolio generally declares dividends from net investment income daily and pays them monthly.

Tax Free Cash Reserve Portfolio generally declares dividends from net investment income daily and pays them monthly.

Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio as of 5:30 p.m. Eastern Time of the STIC Prime Portfolio as of 4:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.

Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Tax Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance of the Reserve Class shares. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

[Financial Highlights To Be Provided]

16        Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio — RESERVE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

STIC Prime Portfolio — RESERVE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Treasury Portfolio — RESERVE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government & Agency Portfolio — RESERVE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government TaxAdvantage Portfolio — RESERVE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Tax Free Cash Reserve Portfolio — RESERVE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

1	Your actual expenses may be higher or lower than those shown.

17        Short-Term Investment Trust

General Information

Each Fund consists of seven classes of shares and have a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Reserve Class accounts are as follows:

Tax-Free Cash Reserve Portfolio

	Initial	Additional
Class	Investments*	Investments

Reserve Class	$10,000	no minimum

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio

	Initial	Additional
Class	Investments*	Investments

Reserve Class	$1,000	no minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

How to Purchase Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
You may purchase shares using one of the options below. Unless a Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Funds verify and record your identifying information.

STIC Prime Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

A-1        The Invesco Funds

MCF—10/10

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Intermediary	Contact your financial intermediary.	Same
The financial intermediary should forward your completed account application to the transfer agent,
Invesco Investment Services, Inc.
P.O. Box 0843
Houston, TX 77001-0843
The financial intermediary should call the transfer agent at (800) 659-1005 to receive an account number.
Then, the intermediary should use the following wire instructions:
The Bank of New York
ABA/Routing #: 021000018
DDA: 8900118377
Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the transfer agent for assistance.
By Telephone	Open your account as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.
By Liquidity LINK®	Open your account as described above.	Complete a Liquidity LINK® Agreement. Mail the application and agreement to the transfer agent. Once your request for this option has been processed, you may place your order via Liquidity LINK.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or invested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.

Redeeming Shares

Redemption Fees
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

How to Redeem Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

STIC Prime Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 4:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK®	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio

Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity LINK®	If you place your redemption request via Liquidity LINK, the transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a

A-2        The Invesco Funds

business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, a Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC Prime Portfolio
We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Government TaxAdvantage Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Tax-Free Cash Reserve Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Redemptions by Telephone
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Redemptions by Liquidity LINK®
If you redeem via Liquidity LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for Liquidity LINK instructions that are not genuine.

Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a Fund is not able to verify your identity as required by law, a Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agent reserve the right at any time to:

■	reject or cancel all or any part of any purchase order;
■	modify any terms or conditions of purchase of shares of any fund; or
■	suspend, change or withdraw all or any part of the offering made by this prospectus.

Pricing of Shares

Determination of Net Asset Value

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

A-3        The Invesco Funds

STIC Prime Portfolio
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

If the Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

Timing of Orders
Each Fund opens for business at 8:00 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the Funds’ custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

Each Fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the Fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.

Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

■	Each Fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such Fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because each Fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the Fund. Imposition of redemption fees would run contrary to investor expectations.

The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted.

Each Fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.

Taxes

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each Fund during the prior year. In addition, investors should be aware of the following basic tax points:

■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because the Funds are money market Funds, no Fund anticipates realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must

A-4        The Invesco Funds

withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

You should consult your tax adviser before investing in a Fund.

Tax-Free Cash Reserve Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the Fund during the prior year. In addition, investors should be aware of the following basic tax points:
Exempt-Interest Dividends:

■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.
■	Because the Fund is a money market Fund, it does not anticipate realizing any long-term capital gains.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
You should consult your tax advisor before investing in the Fund.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-5        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 0843, Houston, TX 77001-0843

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio and	Government & Agency Portfolio Government TaxAdvantage Portfolio Tax Free Cash Reserve Portfolio
SEC 1940 Act file number:

invesco.com/us CM-STIT-PRO-7

Prospectus	December 17, 2010

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax Free Cash Reserve Portfolio

Resource Classes

Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax Free Cash Reserve Portfolio’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

Fund Summaries	1
Liquid Assets Portfolio	1
STIC Prime Portfolio	2
Treasury Portfolio	4
Government & Agency Portfolio	5
Government TaxAdvantage Portfolio	6
Tax Free Cash Reserve Portfolio	8

Investment Objectives, Strategies, Risks and Portfolio Holdings	10
Liquid Assets Portfolio	10
STIC Prime Portfolio	11
Treasury Portfolio	12
Government & Agency Portfolio	12
Government TaxAdvantage Portfolio	13
Tax Free Cash Reserve Portfolio	14

Obtaining Additional Information	Back Cover

        Short-Term Investment Trust

Fund Summaries

LIQUID ASSETS PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Resource

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Resource

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees	0.20

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[1]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.34% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Resource	$	$	$	$

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities

1        Short-Term Investment Trust

in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Resource Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Resource Class: Inception (9/23/1996)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Resource Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

STIC PRIME PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Resource

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Resource

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.20

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.04% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.30% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

2        Short-Term Investment Trust

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Resource	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those securities which are within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Resource Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Resource Class: Inception (1/16/1996)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Resource Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

3        Short-Term Investment Trust

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TREASURY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Resource

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Resource

Management Fees	0.15%

Distribution and/or Service (12b-1) Fees[1]	0.20

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.04% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.30% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Resource	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

4        Short-Term Investment Trust

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Resource Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Resource Class: Inception (3/6/1996)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Resource Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT & AGENCY PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Resource

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Resource

Management Fees	0.10%

Distribution and/or Service (12b-1) Fees[1]	0.20

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.04% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.30% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Resource	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury

5        Short-Term Investment Trust

and Agency Securities, as well as repurchase agreements secured by those obligations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Resource Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Resource Class: Inception (9/1/1998)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Resource Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

GOVERNMENT TAXADVANTAGE PORTFOLIO

Investment Objective
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

6        Short-Term Investment Trust

Shareholder Fees (fees paid directly from your investment)

Class:	Resource

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Resource

Management Fees	0.18%

Distribution and/or Service (12b-1) Fees[1]	0.20

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.04% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.30% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Resource	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Resource Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]

7        Short-Term Investment Trust

Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Resource Class: Inception (12/30/1999)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Resource Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

TAX FREE CASH RESERVE PORTFOLIO

Investment Objective
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Resource

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Resource

Management Fees	0.21%

Distribution and/or Service (12b-1) Fees[1]	0.20

Other Expenses	[ ]

Acquired Fund Fees and Expenses	[ ]

Total Annual Fund Operating Expenses	[ ]

Fee Waiver and/or Expense Reimbursement[2]	[ ]

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[ ]

1	The distributor has contractually agreed, through at least December 31, 2011, to waive 0.04% of Rule 12b-1 distribution plan payments.
2	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Resource Class shares to 0.41% (after Rule 12b-1 fee waiver). Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years

Resource	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are securities within the top rating category by rating agencies, commonly referred to as First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

8        Short-Term Investment Trust

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.

Resource Shares year-to-date (ended September 30, 2010) Class: [ ]
Best Quarter (ended [ ]): [ ]
Worst Quarter (ended [ ]): [ ]

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Resource Class: Inception (4/6/1999)	[ ] %	[ ] %	[ ] %

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You may purchase or redeem shares of a Fund on any business day the Fund is open through your financial intermediary, by telephone at (800) 659-1005, or through Liquidity Line.

The minimum investments for Resource Class fund accounts are as follows:

Initial Investments Per Fund Account*	$1 Million

Additional Investments Per Fund Account	No minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

Tax Information
The Fund’s distributions are primarily exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Fund may also make distributions that are taxable to you as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

9        Short-Term Investment Trust

Investment Objectives, Strategies, Risks and Portfolio Holdings

Liquid Assets Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds).

The Fund may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The value of the Fund’s foreign investments may be adversely affected political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

10        Short-Term Investment Trust

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

STIC Prime Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The Fund will limit investments to those First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which

11        Short-Term Investment Trust

case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Treasury Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Government & Agency Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (Agency Securities), as well as repurchase agreements secured by those obligations. Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities, as well as repurchase agreements secured by those obligations.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

12        Short-Term Investment Trust

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Government TaxAdvantage Portfolio

Objective and Strategies
The Fund’s investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (Agency Securities). Agency Securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and Agency Securities. The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular

13        Short-Term Investment Trust

bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Tax Free Cash Reserve Portfolio

Objective and Strategies
The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The Fund’s investment objectives may be changed by the Board of Trustees without shareholder approval.

The Fund invests under normal circumstances at least 80% of its net assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

The Fund invests primarily in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature, are treated as municipal securities. The securities held by the Fund may be structured with demand features that have the effect of shortening the security’s maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

As permitted by Rule 2a-7 under the Investment Company Act of 1940, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar denominated securities maturing within 13 months of the date of purchase, with certain exceptions permitted by applicable regulations, and the Fund maintains an average dollar-weighted portfolio maturity of no more than 60 days. Each investment must be determined to present minimal credit risks by the Fund’s investment adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. (“Eligible Securities” generally include securities rated within the top two rating categories by rating agencies (commonly referred to as “First Tier Securities” or “Second Tier Securities”), unrated securities determined to be of comparable quality by the investment adviser under the supervision of the Board of Trustees, U.S. Government securities and shares of other registered money market funds.)

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in accordance with industry standard requirements for money market funds for the quality, maturity, diversification and liquidity of investments.

The Fund will limit investments to those which are First Tier Securities at the time of purchase.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Credit Exposure Risk. U.S. dollar denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Industry Focus Risk. To the extent a Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

14        Short-Term Investment Trust

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. The Fund is a money market fund, and an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service (IRS) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligation.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)

Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Liquid Assets Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of STIC Prime Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Treasury Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government & Agency Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Government TaxAdvantage Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended August 31, 2010, the Adviser received compensation of 0.00% of Tax Free Cash Reserve Portfolio’s average daily net assets after fee waivers and/or expense reimbursements.

The Adviser, the Distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the Funds described in this prospectus. Because they are not paid by the Funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the Funds’ shares or the amount that a Fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of shares of the Funds or the provision of services to the Funds. Also, please see the Funds’ SAI for more information of these types of payments.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the twelve-month period ended August 31.

Other Information

Dividends and Distributions
Liquid Assets Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

STIC Prime Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

15        Short-Term Investment Trust

Treasury Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government & Agency Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Government TaxAdvantage Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income.

Tax Free Cash Reserve Portfolio expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of tax-exempt income.

Dividends
Liquid Assets Portfolio generally declares dividends from net investment income daily and pays them monthly.

STIC Prime Portfolio generally declares dividends from net investment income daily and pays them monthly.

Treasury Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government & Agency Portfolio generally declares dividends from net investment income daily and pays them monthly.

Government TaxAdvantage Portfolio generally declares dividends from net investment income daily and pays them monthly.

Tax Free Cash Reserve Portfolio generally declares dividends from net investment income daily and pays them monthly.

Dividends are paid on settled shares of the Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio as of 5:30 p.m. Eastern Time of the STIC Prime Portfolio as of 4:30 p.m. Eastern Time, and of the Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio as of 3:30 p.m. Eastern Time (“Settlement Time”). If a Fund closes early on a business day, such Fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the Funds prior to the respective Fund’s Settlement Time, or an earlier close time on any day that a Fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a Fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. See “Pricing of Shares – Timing of Orders” for a description of the Fund’s business days.

Capital Gains Distributions
Liquid Assets Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

STIC Prime Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Treasury Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government & Agency Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Government TaxAdvantage Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Tax Free Cash Reserve Portfolio generally distributes net realized capital gains (including net short-term capital gains), if any, at least annually. The Fund does not expect to realize any long-term capital gains and losses.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance of the Resource Class shares. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

[Financial Highlights To Be Provided]

16        Short-Term Investment Trust

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Liquid Assets Portfolio — RESOURCE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

STIC Prime Portfolio — RESOURCE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Treasury Portfolio — RESOURCE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government & Agency Portfolio — RESOURCE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Government TaxAdvantage Portfolio — RESOURCE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

Tax Free Cash Reserve Portfolio — RESOURCE CLASS	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return Before Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
Cumulative Return After Expenses		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]		[% ]
End of Year Balance	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]
Estimated Annual Expenses	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]	[$	]

1 Your actual expenses may be higher or lower than those shown.

17        Short-Term Investment Trust

General Information

Each Fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

Distribution and Service (12b-1) Fees
Each Fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows the Fund to pay distribution and service fees to Invesco Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchasing Shares

Minimum Investments Per Fund Account
The minimum investments for Resource Class accounts are as follows:

	Initial	Additional
Class	Investments*	Investments

Resource Class	$1,000,000	no minimum

*	An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

How to Purchase Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
You may purchase shares using one of the options below. Unless a Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Funds verify and record your identifying information.

STIC Prime Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Government TaxAdvantage Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Tax-Free Cash Reserve Portfolio
You may purchase shares using one of the options below. Unless the Fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Invesco Fund verify and record your identifying information.

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Intermediary	Contact your financial intermediary. The financial intermediary should forward your completed account application to the transfer agent,	Same
Invesco Investment Services, Inc. P.O. Box 0843 Houston TX 77001-0843
The financial intermediary should call the transfer agent at (800) 659-1005 to receive an account number.
Then, the intermediary should use the following wire instructions:
The Bank of New York ABA/Routing #: 021000018 DDA: 8900118377 Invesco Investment Services, Inc.
For Further Credit to Your Account #
If you do not know your account # or settle on behalf of multiple accounts, please contact the transfer agent for assistance.
By Telephone	Open your account as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.

A-1        The Invesco Funds

MCF—10/10

Purchase Options
	Opening An Account	Adding To An Account

By Liquidity LINK®	Open your account as described above.	Complete an Liquidity LINK® Agreement. Mail the application and agreement to the transfer agent. Once your request for this option has been processed, you may place your order via Liquidity LINK.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or invested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund in the form of full and fractional shares at net asset value.

Redeeming Shares

Redemption Fees
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

How to Redeem Shares

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK--Registered Trademark--	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 5:00 p.m. Eastern Time on a business day to effect the transaction on that day.

STIC Prime Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK--Registered Trademark--	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 4:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Government TaxAdvantage Portfolio

Through a Financial Intermediary	If placing a redemption request through your financial intermediary, redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone	If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By Liquidity LINK--Registered Trademark--	If placing a redemption request through Liquidity LINK, the transfer agent must receive your redemption request before 3:00 p.m. Eastern Time on a business day to effect the transaction on that day.

Tax-Free Cash Reserve Portfolio

Through a Financial Intermediary	Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary’s instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price.
By Liquidity LINK--Registered Trademark--	If you place your redemption request via Liquidity LINK, the transfer agent must generally receive your redemption request before 12:30 p.m. Eastern Time in order to effect the redemption at that day’s closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

Payment of Redemption Proceeds
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If a Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, a Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

STIC Prime Portfolio
We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request

A-2        The Invesco Funds

received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Government TaxAdvantage Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Tax-Free Cash Reserve Portfolio
We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the Fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.

If the Fund exercises its discretion to close early on a business day, as described in the “Pricing of Shares—Timing of Orders” section of this prospectus, the Fund may not provide same-day settlement of redemption orders.

If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

Redemptions by Telephone
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Redemptions by Liquidity LINK--Registered Trademark--
If you redeem via Liquidity LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for Liquidity LINK instructions that are not genuine.

Redemptions by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agent reserve the right at any time to:

■	reject or cancel all or any part of any purchase order;

■	modify any terms or conditions of purchase of shares of any fund; or

■	suspend, change or withdraw all or any part of the offering made by this prospectus.

Pricing of Shares

Determination of Net Asset Value

Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

STIC Prime Portfolio
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.

If the Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio
The price of each Fund’s shares is the Fund’s net asset value per share. Each Fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.

If a Fund closes early on a business day, as described below under “Pricing of Shares—Timing of Orders”, the Fund will calculate its net asset value as of the time of such closing.

Each Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

A-3        The Invesco Funds

Timing of Orders
Each Fund opens for business at 8:00 a.m. Eastern Time. Each Fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the Funds’ custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each Fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.

If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.

Each Fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.

Each Fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.

Thirty-minutes prior to the Funds’ net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.

During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the Fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchase and redemption orders received by the transfer agent (i) if the Fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the Fund closes, and (ii) if the Fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the Fund’s net asset value determination.

Frequent Purchases and Redemptions of Fund Shares
The Board of the Funds has not adopted any policies and procedures, that would limit frequent purchases and redemptions of the Funds’ shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

■	Each Fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such Fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a Fund will be detrimental to the continuing operations of the Fund.
■	Each Fund’s portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because each Fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the Fund. Imposition of redemption fees would run contrary to investor expectations.

The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each Fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the Fund’s yield could be negatively impacted.

Each Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each Fund determines that such purchase may disrupt the Fund’s operation or performance.

Taxes

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each Fund during the prior year. In addition, investors should be aware of the following basic tax points:

■	Distributions of net short-term capital gains are taxable to you as ordinary income. Because the Funds are money market Funds, no Fund anticipates realizing any long-term capital gains.
■	None of the dividends paid by a Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

You should consult your tax adviser before investing in a Fund.

Tax-Free Cash Reserve Portfolio
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you

A-4        The Invesco Funds

received from the Fund during the prior year. In addition, investors should be aware of the following basic tax points:
Exempt-Interest Dividends:

■	You will not be required to include the “exempt-interest” portion of dividends paid by a Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.
■	Because the Fund is a money market Fund, it does not anticipate realizing any long-term capital gains.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
,

You should consult your tax advisor before investing in the Fund.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-5        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 0843, Houston, TX 77001-0843

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio and	Government & Agency Portfolio Government TaxAdvantage Portfolio Tax Free Cash Reserve Portfolio
SEC 1940 Act file number: 811-02729

invesco.com/us CM-STIT-PRO-4

Statement of Additional Information	December 17, 2010

Short-Term Investments Trust
This Statement of Additional Information relates to each portfolio (each a “Fund,” collectively the “Funds”) of Short-Term Investments Trust listed below. Each Fund offers separate classes of shares as follows:

				Personal	Private
	Cash Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
FUND Class:	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	N/A	N/A	LAPXX	N/A	N/A	N/A	N/A
STIC Prime Portfolio	N/A	N/A	SRIXX	N/A	N/A	N/A	N/A
Treasury Portfolio	N/A	N/A	TRPXX	N/A	N/A	N/A	N/A
Government & Agency Portfolio	N/A	N/A	AGPXX	N/A	N/A	N/A	N/A
Government TaxAdvantage Portfolio	N/A	N/A	TSPXX	N/A	N/A	N/A	N/A
Tax-Free Cash Reserve Portfolio	N/A	N/A	TFPXX	N/A	N/A	N/A	N/A

Statement of Additional Information	December 17, 2010

Short-Term Investments Trust
This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed below. Portions of each Fund’s financial statements are incorporated into this Statement of Additional Information by reference to such Fund’s most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed below from an authorized dealer or by writing to:
Invesco Investment Services, Inc.
P.O. Box 0843
Houston, Texas 77001-0843
or by calling (800) 659-1005
or on the Internet: www.invesco.com/us
This Statement of Additional Information, dated December 17, 2010, relates to the Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, of the following Prospectuses:

Fund
Liquid Assets Portfolio	December 17, 2010
STIC Prime Portfolio	December 17, 2010
Treasury Portfolio	December 17, 2010
Government & Agency Portfolio	December 17, 2010
Government TaxAdvantage Portfolio	December 17, 2010
Tax-Free Cash Reserve Portfolio	December 17, 2010

Statement of Additional Information

i

ii

GENERAL INFORMATION ABOUT THE TRUST
Fund History
Short-Term Investments Trust (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust re-organized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. Under the Trust’s Agreement and Declaration of Trust, as amended, (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.
Prior to April 30, 2008, Tax-Free Cash Reserve Portfolio succeeded to the assets and assumed the liabilities of Tax-Free Cash Reserve Portfolio, (the “Predecessor Fund”) of Tax-Free Investments Trust, a Delaware statutory trust (“TFIT”).
Shares of Beneficial Interest
          Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances, subject in certain circumstances to a contingent deferred sales charge or redemption fee.
          The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.
          Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.
          Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.
          The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.
          Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.
          Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.
          Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.
          The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
          Share Certificates. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
The Trust is an open-end management investment company. Each of the Funds is “diversified” for purposes of the 1940 Act and managed in accordance with Rule 2a-7 under the 1940 Act.
Investment Strategies and Risks
          Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Funds’ prospectuses. If a particular type of security or investment technique is not discussed in a Fund’s prospectus it is not a principal investment strategy of that Fund.
          The Funds may not invest in all of the security-types or use all of the techniques described below at any one time. Moreover, Invesco and/or the Sub-Advisers may invest in types of securities and may use investment techniques in managing the Funds not specifically mentioned below. Any investment shall be subject to limitations imposed by the Funds’ investment objective, policies and restrictions described in the Funds’ Prospectuses and/or this Statement of Additional Information, as well as the federal securities laws.
          Generally, Tax-Free Cash Reserve Portfolio will invest only in tax-free securities. Tax-Free Cash Reserve Portfolio may, however, invest in taxable short-term investments (Taxable Investments) consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations, short-term fixed income securities; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks. The Fund may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Fund generally intends to minimize taxable income through investments, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also “Dividends, Distributions and Tax Matters.”
          The Funds’ investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.
          Rule 2a-7 Requirements. As permitted by Rule 2a-7 under the 1940 Act, each Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification and liquidity of each Fund, quality of portfolio securities, maturity of the Fund and of individual securities.
          Diversification. In summary, Rule 2a-7 requires that a Fund may not invest in the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer; provided that, each Fund may invest up to 25% of its total assets in the First Tier Securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: a security subject to a guarantee from a non-controlled person (as defined in Rule 2a-7) of the issuer of the security; U.S. Government securities; certain repurchase agreements; and shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest).
          For purposes of these diversification requirements with respect to issuers of Municipal Securities (defined under the caption Municipal Securities), each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.
          In summary, a “First Tier Security” is rated (or issued by an issuer that is rated) in the highest short-term rating category by the “Requisite NRSROs,” or, if unrated, is determined by the Fund’s investment adviser (subject to oversight and pursuant to guidelines established by the Board) to be of comparable quality to such a rated security. Securities issued by a registered investment company that is a money market fund and U.S. Government securities are also considered to be “First Tier Securities.” The term “Requisite NRSRO” means (a) any two nationally recognized statistical rating organizations (NRSROs) designated by the Board that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one designated NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.
          Quality. The Funds may invest only in U.S. dollar denominated securities that the Fund’s investment adviser (subject to oversight and pursuant to guidelines established by the Board) determines present minimal credit risk and that are “Eligible Securities” as defined in Rule 2a-7. Rule 2a-7 defines an Eligible Security, in summary, as a security with a remaining maturity of 397 calendar days or less that has been rated (or whose issuer has been rated) by the Requisite NRSROs in one of the two highest short-term rating categories. Eligible Securities may also include unrated securities determined by the Funds’ investment adviser (subject to oversight and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security.
          The Funds will limit investments to those which are First Tier Securities at the time of acquisition.
          Liquidity. Under Rule 2a-7, a Fund must hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Fund’s obligations under section 22(e) of the 1940 Act (which forbids the suspension of the right of redemption, or postponement of the date of payment or satisfaction upon redemption for more than seven days after the tender of such security for redemption, subject to specified exemptions) and any commitments the Fund has made to shareholders. In addition, a Fund may not acquire an illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. A Fund (other than Tax-Free Cash Reserve Portfolio) also may not acquire any security other than a Daily Liquid Asset (cash, U.S. Government securities and other securities that will mature or are subject to a demand feature that is excercisable and payable within one business day) if, immediately after the acquisition the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. A Fund may not acquire any security other than a Weekly Liquid Asset (cash, direct obligations of the U.S. Government, Government, securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less and securities that will mature or are subject to a demand feature that is exercisable and payable within 5 business days) if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets.
          Maturity. Under Rule 2a-7, each Fund may invest only in securities having remaining maturities of 397 days or less and must maintain a dollar weighted average portfolio maturity of 60 days or less and a dollar weighted average life to maturity of 120 days or less. The maturity of a security is determined in compliance with Rule 2a-7, which for purposes of the dollar weighted average portfolio maturity permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.
          Foreign Government Obligations. Each Fund may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed in above under Foreign Debt Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds”.
          Foreign Debt Securities. Foreign debt securities are debt securities that are issued and/or settled outside the United States and may be backed by foreign guarantees. A Fund will limit its investments in foreign debt securities to debt obligations denominated in U.S. dollars. Debt securities issued by a corporation or other issuer domiciled outside the United States that are dollar denominated and traded in the United States are not considered foreign securities. Although denominated in U.S. dollars, investments in foreign debt securities may entail some or all of the risks set forth below. Generally, only Liquid Assets Portfolio will invest in Foreign Securities
          Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of Funds or other assets could also adversely affect the value of the Funds’ investments.
          Regulatory Risk. Foreign companies may not be registered with the Securities and Exchange Commission (SEC) and are generally not subject to the regulatory controls and disclosure requirements imposed on United States issuers. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. As a result, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.
          Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.
Debt Investments
          U.S. Government Obligations. Each Fund may invest in U.S. Government obligations, which include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.
          U.S. Government Obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of Fannie Mae, Freddie Mac and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.
          Temporary Investments. Each Fund may experience situations where it is unable to invest money that it has received overnight such as when it receives cash inflows after the overnight repurchase markets have closed. The Funds are permitted to leave balances in their accounts with the Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate the Funds for such activity, the Funds may receive compensation from BNY Mellon at an agreed upon rate.
          Asset-Backed Securities. Asset-backed securities are interests in pooled mortgages, loans, receivables, or other assets. Payments of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement.
          Bank Instruments. Generally, only Liquid Assets Portfolio and STIC Prime Portfolio will invest in Bank Instruments and only Liquid Assets Portfolio will invest in certificates of deposit

(“Eurodollar CDs”) and time deposits (“Eurodollar time deposits”) of foreign branches of domestic banks. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits (Eurodollar time deposits) of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earn a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A banker’s acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
          An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Debt Securities.
          Synthetic Municipal Instruments. The Funds may invest in synthetic municipal instruments, the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature (the right to tender its certificate at par value plus accrued interest under certain conditions).
          Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
          The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service (IRS) has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
          Municipal Securities. The Funds may invest in Municipal Securities. “Municipal Securities” include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.
          The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt Municipal Securities might become taxable as a result of tax law changes or determinations of the IRS. See “Dividends, Distributions and Tax Matters — Tax Matters.”
          The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.
          Municipal Securities also include the following securities:
•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
          The Fund also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.
          After purchase by the Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (Moody’s) or Standard and Poor’s Ratings Services (S&P), or another NRSRO, or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.
          Since the Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.
          The Fund may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest up to 25% of its assets in securities insured by the same insurance company.
          The Fund may also invest in taxable municipal securities. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.
          The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.
          U.S. Corporate Debt Obligations. Corporate debt obligations in which the Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest rate which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds’ percentage limitation for investments in illiquid securities.

Other Investments
          Other Investment Companies. Each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a Fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the Affiliated Money Market Funds).
          When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
          Variable or Floating Rate Instruments. The Funds may invest in variable or floating rate instruments.
          Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. The maturity of a variable or floating rate instrument may be determined based on the frequency of the readjustment of its interest rate because the interest rate adjusts in response to changes in market rates. In addition, the Funds treat variable and floating rate demand instruments as short-term securities even though their maturity may extend beyond 397 days due to their interest rate readjustment feature and the fact that repayment of their principal amount can be demanded prior to maturity. All variable or floating rate instruments will meet the applicable rating standards of the Funds. The Fund’s adviser, or Sub-adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
Investment Techniques
          Forward Commitments, When-Issued and Delayed Delivery Securities. Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis.
          Forward commitments, when-issued or delayed-delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To be announced” (TBA) mortgage backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.
          When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
          Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional forward, when-issued or delayed delivery commitments will be made by a Fund if, as a result, more than 25% of the Fund’s total assets would become so committed. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.
          Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan will generally only occur if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.
          Borrowing. The Funds may borrow money to the extent permitted under the Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
          If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
          The Funds may borrow from a bank, broker-dealer, or an Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave Funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such Funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from an Invesco Fund are outstanding.
          Repurchase Agreements. Each Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
          If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.
          The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.
          Restricted and Illiquid Securities. Each Fund may invest up to 10% of its net assets in securities that are illiquid.
          Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at approximately the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4 (2) of the Securities Act of 1933 (the 1933 Act); and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws. Generally only Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio will purchase Rule 144A securities;
          Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.
          If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.
          Reverse Repurchase Agreements. Each Fund may engage in reverse repurchase agreements.
          Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
          Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act
          Sale of Money Market Securities. The Funds do not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, the Adviser and/or Sub-Adviser may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between various types of money market securities. The Adviser and/or Sub-Adviser may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Adviser’s and/or Sub-Adviser’s judgment as to desirable portfolio maturity structure. The Adviser and/or Sub-Adviser may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. This procedure may increase or decrease the Fund’s yield depending upon the Adviser’s and/or Sub-Adviser’s ability to correctly time and execute such transactions. The Fund’s policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund’s net income.
          Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.
          (1) The Fund is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
          (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
          (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
          (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
          (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
          (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
          (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
          (9) Tax-Free Cash Reserve Portfolio will limit its purchases of municipal securities to “First Tier” securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.
          (10) Tax-Free Cash Reserve Portfolio’s assets will be invested so that at least 80% of the Fund’s income will be exempt from federal income taxes.
          The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
          Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.
          (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
          In complying with the fundamental restriction regarding issuer diversification, any Fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.
          (2) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
          (3) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.
          Each Fund does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Funds will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.
          (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.
          (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.
          (6) The Fund may not acquire any securities of registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
          (7) The following applies:
     (a) Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio invests, under normal circumstances, at least 80% of their assets in direct obligations of the U.S. Treasury which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities (agency securities). Treasury Portfolio and Government & Agency Portfolio may invest in the foregoing securities as well as repurchase agreements secured by those obligations.
          For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes. Each Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
Policies and Procedures for Disclosure of Portfolio Holdings
          The Board has adopted policies and procedures with respect to the disclosure of the Fund’ portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities are provided below.
          Public release of portfolio holdings. The Fund make available to institutions that maintain accounts with the Fund, beneficial owners of the Fund’ shares and prospective investors (collectively, Qualified Persons) information regarding or derived from the Funds’ portfolio holdings. The Funds disclose the following holdings information on www.invesco.com/us1:

Approximate
	Date of Website	Information Remains
Information	Posting	Available on Website

Weighted average maturity information; thirty-day, seven-day and one-day yield information; daily dividend factor and total net assets	Next business day	Until posting of the following business day’s information

Complete portfolio holdings, and information derived therefrom, as of month-end or as of some other period determined by the Advisor in its sole discretion	1 day after month-end or any other period, as may be determined by the Advisor in its sole discretion	Until posting of the fiscal quarter holdings for the months included in the fiscal quarter

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year
          Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Funds’ distributor’s vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose

[1]	To locate the Funds’ portfolio holdings information on http://www.invesco.com/us, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the applicable Fund. Links to the Funds’ holdings are located in the upper right side of this website page.

portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of Invesco and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.invesco.com/us.
          Information concerning the Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity as of the last business day of the preceding month will be posted on its website no later than five business days after the end of the month and remain posted on the website for six months thereafter. In addition, the Fund will file monthly with the Securities and Exchange Commission portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month within five business days of the end of each month. This information will be made public 60 days following month-end.
          Selective disclosure of portfolio holdings pursuant to non-disclosure agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the ICCC) of Invesco approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the interest of the applicable Fund’s shareholders. In making such determination, the ICCC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
          The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolios and Invesco or its affiliates brought to the Board’s attention by Invesco.
          Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Invesco Funds:
•	Attorneys and accountants;

•	Securities lending agents;

•	Lenders to the Invesco Funds;

•	Rating and rankings agencies;

•	Persons assisting in the voting of proxies;

•	Invesco Funds’ custodians;

•	The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with Invesco Funds’ operations (to determine the price of securities held by an Invesco Fund);

•	Financial printers;

•	Brokers identified by an Invesco Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the Invesco Funds’ portfolio management team.

          In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (Non-disclosure Agreements). Please refer to Appendix H for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.
          Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Funds.
          The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Funds or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
          Disclosure of certain portfolio holdings and related information without non-disclosure agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisors and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Funds.
          From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that the Funds have recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Funds’ most recent month-end and therefore may not be reflected on the list of the Funds’ most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the Funds, persons considering investing in the Funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.
          From time to time, employees of Invesco and its affiliates also may provide oral or written information (portfolio commentary) about the Funds, including, but not limited to, how the Funds’ investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (statistical information) about various financial characteristics of the Funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Funds may be based on the Funds’ most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

          Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Invesco Funds’ portfolio securities. Invesco does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Invesco Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.
          Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.
MANAGEMENT OF THE TRUST
Board of Trustees
          The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
          Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.
David C. Arch, Trustee
          Mr. Arch has been a member of the Board of Trustees since 2010.
          Currently, Mr. Arch is the Chairman and Chief Executive Officer of Blistex, Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago and member of the Board of the Illinois Manufacturers’ Association. Mr. Arch is also a member of the Board of Visitors, Institute for the Humanities, University of Michigan. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.
Bob R. Baker, Trustee
          Bob R. Baker has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 1982.
          Mr. Baker currently is Manager, USA Signs International LLC and China Consulting Connection LLC. Previously, Mr. Baker was president and chief executive officer of AMC Cancer Research Center in Denver, CO. He previously served as Chief Executive Officer and Chairman, First Columbia Financial Corporation and its operating subsidiaries, based in Englewood, CO.
          The Board believes that Mr. Baker’s experience as the CEO of a financial institution and familiarity with the financial services industry benefits the Funds.

Frank S. Bayley, Trustee
          Frank S. Bayley has been a member of the Board of Trustees of the Invesco Funds and its predecessor funds since 1985. Mr. Bayley is a business consultant in San Francisco. He is Chairman and a Director of the C. D. Stimson Company, a private investment company in Seattle.
          Mr. Bayley serves as a Trustee of the Seattle Art Museum, a Trustee of San Francisco Performances, and a Trustee and Overseer of The Curtis Institute of Music in Philadelphia. He also serves on the East Asian Art Committee of the Philadelphia Museum of Art and the Visiting Committee for Art of Asia, Oceana and Africa of the Museum of Fine Arts, Boston.
          Mr. Bayley is a retired partner of the international law firm of Baker & McKenzie LLP, where his practice focused on business acquisitions and venture capital transactions. Prior to joining Baker & McKenzie LLP in 1986, he was a partner of the San Francisco law firm of Chickering & Gregory. He received his A.B. from Harvard College in 1961, his LL.B. from Harvard Law School in 1964, and his LL.M. from Boalt Hall at the University of California, Berkeley, in 1965. Mr. Bayley served as a Trustee of the Badgley Funds from inception in 1998 until dissolution in 2007.
          The Board believes that Mr. Bayley’s experience as a business consultant and a lawyer benefits the Funds.
James T. Bunch, Trustee
          James T. Bunch has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2000.
          Mr. Bunch is Founding Partner of Green Manning & Bunch, Ltd. a leading investment banking firm located in Denver, Colorado. Green Manning & Bunch is a FINRA-registered investment bank specializing in mergers and acquisitions, private financing of middle-market companies and corporate finance advisory services. Mr. Bunch and his partners formed Green Manning & Bunch in 1988. Immediately prior to forming Green Manning and Bunch, Mr. Bunch was Executive Vice President, General Counsel, and a Director of Boettcher & Company, then the leading investment banking firm in the Rocky Mountain region.
          Mr. Bunch began his professional career as a practicing attorney. He joined the prominent Denver-based law firm of Davis Graham & Stubbs in 1970 and later rose to the position of Chairman and Managing Partner of the firm.
          At various other times during his career, Mr. Bunch has served as Chair of the NASD Business District Conduct Committee, and Chair of the Colorado Bar Association Ethics Committee.
          The Board believes that Mr. Bunch’s experience as an investment banker and investment management lawyer benefits the Funds.
Bruce K. Crockett, Trustee and Chair
          Bruce L. Crockett has been a member of the Board of Trustees of the Invesco Funds since 1978, and has served as Independent Chair of the Board of Trustees since 2004.
          Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company.
          Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of Directors of ACE Limited, a Zurich-based insurance company. He is a life trustee of the University of Rochester Board of Directors.
          The Board of Trustees elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.
Rod Dammeyer, Trustee
          Mr. Dammeyer has been a member of the Board of Trustees since 2010.
          Since 2001, Mr. Dammeyer has been President of CAC, LLC, a private company offering capital investment and management advisory services. Previously, Mr. Dammeyer served as Managing Partner at Equity Group Corporate Investments; Chief Executive Officer of Itel Corporation; Senior Vice President and Chief Financial Officer of Household International, Inc.; and Executive Vice President and Chief Financial Officer of Northwest Industries, Inc.
          Mr. Dammeyer was a Partner of Arthur Andersen & Co., an international accounting firm.
          Mr. Dammeyer currently serves as a Director of Quidel Corporation and Stericycle, Inc. Previously, Mr. Dammeyer has served as a Trustee of The Scripps Research Institute; and a Director of Ventana Medical Systems, Inc.; GATX Corporation; TheraSense, Inc.; TeleTech Holdings Inc.; and Arris Group, Inc.
          From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.
Albert R. Dowden, Trustee
          Albert R. Dowden has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2000.
          Mr. Dowden retired at the end of 1998 after a 24 -year career with Volvo Group North America, Inc. and Volvo Cars of North America, Inc. Mr. Dowden joined Volvo as general counsel in 1974 and was promoted to increasingly senior positions until 1991 when he was appointed president, chief executive officer and director of Volvo Group North America and senior vice president of Swedish parent company AB Volvo.
          Since retiring, Mr. Dowden continues to serve on the board of the Reich & Tang Funds and also serves on the boards of Homeowners of America Insurance Company and its parent company, as well as Nature’s Sunshine Products, Inc. and The Boss Group. Mr. Dowden’s charitable endeavors currently focus on Boys & Girls Clubs where he has been active for many years, as well as several other not-for-profit organizations.

          Mr. Dowden began his career as an attorney with a major international law firm, Rogers & Wells (1967-1976), which is now Clifford Chance.
          The Board believes that Mr. Dowden’s extensive experience as a corporate executive benefits the Funds.
Jack M. Fields, Trustee
          Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.
          Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the Securities and Exchange Commission. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act.
          Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs.
          Mr. Fields also serves as a Director of Administaff (NYSE: ASF), a premier professional employer organization with clients nationwide. In addition, Jack sits on the Board of the Discovery Channel Global Education Fund, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.
          The Board believes that Mr. Fields’ experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.
Martin L. Flanagan Trustee
          Martin Flanagan has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco, Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco, Ltd.
          Mr. Flanagan joined Invesco, Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.
          Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Anderson & Co.
          Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and is a member of the executive board at the SMU Cox School of Business.
          The Board believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.

Carl Frischling, Trustee
          Carl Frischling has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 1977. Mr. Frischling is senior partner of the Financial Services Group of Kramer Levin, a law firm that represents the Funds’ independent trustees. He is a pioneer in the field of bank-related mutual funds and has counseled clients in developing and structuring comprehensive mutual fund complexes. Mr. Frischling also advises mutual funds and their independent directors/trustees on their fiduciary obligations under federal securities laws.
          Prior to his practicing law, he was chief administrative officer and general counsel of a large mutual fund complex that included aretail and institutional sales force, investment counseling and an internal transfer agent. During his ten years with the organization, he developed business expertise in a number of areas within the financial services complex. He served on the Investment Company Institute Board and was involved in ongoing matters with all of the regulatory areas overseeing this industry.
          Mr. Frischling is a board member of the Mutual Fund Director’s Forum. He also serves as a trustee of the Reich & Tang Funds, a registered investment company. Mr. Frischling serves as a Trustee of the Yorkville Youth Athletic Association and is a member of the Advisory Board of Columbia University Medical Center.
          The Board believes that Mr. Frischling’s experience as an investment management lawyer, and his long involvement with investment companies benefits the Funds.
Dr. Prema Mathai-Davis Trustee
          Prema Mathai-Davis has been a member of the Board of Trustee of the Invesco Funds and their predecessor funds since 1998.
          Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the New York Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethcs Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.
          The Board believes that Dr. Mathai-Davis extensive experience in running public and charitable institutions benefits the Funds.
Lewis Pennock, Trustee
          Lewis Pennock has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 1981. Mr. Pennock has been practicing law in Houston, Texas since 1967. His practice focuses primarily on commercial lending transactions.
          The Board believes that Mr. Pennock’s long association as a Trustee of the Funds and his extensive legal experience benefit the Funds.
Dr. Larry Soll, Trustee
          Dr. Larry Soll has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds and its predecessor since 1997.
          Formerly, Dr. Soll was chairman of the board (1987 to 1994), chief executive officer (1982 to 1989; 1993 to 1994), and president (1982 to 1989) of Synergen Corp., a biotechnology company, in Boulder, CO. He was also a faculty member at the University of Colorado (1974-1980).
          The Board believes that Dr. Soll’s experience as a chairman of a public company and in academia benefits the Fund.
Hugo F. Sonnenschein, Trustee
          Mr. Sonnenschein has been a member of the Board of Trustees since 2010.
          Mr. Sonnenschein is the President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Until July 2000, Mr. Sonnenschein served as President of the University of Chicago.
          Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.
Raymond Stickel, Trustee
          Mr. Stickel has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2005. Mr. Stickel retired after a 35-year career with Deloitte & Touche. For the last five years of his career, he was the managing partner of the Investment Management practice for the New York, New Jersey and Connecticut region. In addition to his management role, he directed audit and tax services to several mutual fund clients.
          Mr. Stickel began his career with Touche Ross & Co. in Dayton, Ohio, became a partner in 1976 and managing partner of the office in 1985. He also started and developed an investment management practice in the Dayton office that grew to become a significant source of investment management talent for the Firm. In Ohio, he served as the audit partner on numerous mutual funds and on public and privately held companies in other industries. Mr. Stickel has also served on the Firm’s Accounting and Auditing Executive Committee.
          The Board believes that Mr. Stickel’s experience as a partner in a large accounting firm working with investment managers and investment companies, and his status as an Audit Committee Financial Expert, benefits the Funds.
Philip Taylor, Trustee
          Philip Taylor has been a member of the Board of the Invesco Funds and their predecessor funds since 2006. Mr. Taylor has been the head of Invesco’s North American retail business as Senior Managing Director since April 2006. He previously served as chief executive officer of Invesco Trimark Investments since January 2002.
          Mr. Taylor joined Invesco in 1999 as senior vice president of operations and client services and later became executive vice president and chief operating officer.
          Mr. Taylor was president of Canadian retail broker Investors Group Securities from 1994 to 1997 and managing partner of Meridian Securities, an execution and clearing broker, from 1989 to 1994. He held various management positions with Royal Trust, now part of Royal Bank of Canada, from 1982 to 1989. He began his career in consumer brand management in the U.S. and Canada with Richardson-Vicks, now part of Procter & Gamble.
          The Board believes that Mr. Taylor’s long experience in the investment management business benefits the Funds.
Wayne W. Whalen, Trustee
          Mr. Whalen has been a member of the Board of Trustees since 2010.
          Mr. Whalen is Of Counsel, and prior to 2010, Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP.
          Mr. Whalen is a Director of the Abraham Lincoln Presidential Library Foundation. From 1995 to 2010, Mr. Whalen served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Whalen’s experience as a law firm Partner and his experience as a director of investment companies benefits the Funds.
Management Information
          The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers and approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.
          Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Funds.
          Leadership Structure and the Board of Trustees. The Board is currently composed of seventeen Trustees, including fourteen Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established six committees to assist the Board in performing its oversight responsibilities.
          The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board and matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Fund has substantially the same leadership structure as the Trust.
          Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Investments, Audit, Compliance and Valuation, Distribution and Proxy Oversight Committees (as defined and further described below). These Committees in turn report to the full Board and recommend actions and approvals for the full Board to take.
          Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer. In addition, the Audit Committee of the Board meets regularly with Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within the Adviser that affect the Funds.
          The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds meet regularly with the sub-committees of the Investment Committee to discuss portfolio performance, including investment risk, such as the impact on the Funds of the investment in particular securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.
          The Adviser provides regular written reports to the Valuation, Distribution and Proxy Oversight Committee that enable the Committee to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within a Fund’s portfolio. In addition, the Audit Committee reviews valuation procedures and pricing results with the Fund’s independent auditors in connection with such Committee’s review of the results of the audit of the Fund’s year end financial statement.
          The Compliance Committee receives regular compliance reports prepared by the Adviser’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the Independent Trustees meet at least quarterly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Compliance Committee recommends and the Board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent and correct violations of the federal securities laws
          Committee Structure. The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation, Distribution and Proxy Oversight Committee and the Special Market Timing Litigation Committee (the Committees).
          The members of the Audit Committee are Messrs. David C. Arch, James T. Bunch (Vice-Chair), Bruce L. Crockett, Rod Dammeyer, Lewis F. Pennock, Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to the Funds’ investment adviser and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended August 31, 2010, the Audit Committee held [six] meetings.
          The members of the Compliance Committee are Messrs. Frank S. Bayley, Crockett (Chair), Dammeyer, Albert R. Dowden (Vice Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds’ Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc. (IFG); (iii) reviewing any report prepared by a third party who is not an interested person of Invesco, upon the conclusion by such third party of a compliance review of Invesco; (iv) reviewing all reports on compliance matters from the Funds’ Chief Compliance Officer, (v) reviewing all recommendations made by the Senior Officer regarding Invesco’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco’s fiduciary duties to Fund shareholders and of Invesco’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (ix) receiving and reviewing quarterly reports on the activities of Invesco’s Internal Compliance Controls Committee; (x) reviewing all reports made by Invesco’s Chief Compliance Officer; (xi) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco’s ombudsman; (xii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. that are applicable to the Funds or their service providers; and (xiii) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2010, the Compliance Committee held [seven] meetings.
          The members of the Governance Committee are Messrs. Arch, Bob R. Baker, Bayley, Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling, Hugo F. Sonnenschein and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. During the fiscal year ended August 31, 2010, the Governance Committee held [eight] meetings.
          The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.
          The members of the Investments Committee are Messrs. Arch, Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dammeyer, Dowden, Fields, Martin L. Flanagan, Frischling, Pennock, Sonnenschein, Stickel, Philip A. Taylor, Wayne W. Whalen and Drs. Mathai-Davis (Vice Chair) and Soll (Vice-Chair). The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco Ltd. and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2010, the Investments Committee held [six] meetings.
          The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.
          The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Baker, Bunch, Fields, Frischling (Chair), Pennock (Vice Chair), Sonnenschein, Taylor, Whalen and Drs. Mathai-Davis and Soll. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the Invesco Funds (i) in the valuation of the Invesco Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the Invesco Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the Invesco Funds, (iii) in the review of existing distribution arrangements for the InvescoFunds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Boards of the Invesco Funds.

          The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Ltd. regarding fair value determinations made pursuant to the Pricing Procedures by Invesco’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco’s internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Ltd. evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco, assisting Invesco’s internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the Liquidity Procedures) and other information from Invesco Ltd. regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco Ltd. and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the Invesco Funds regarding distribution and marketing of the Invesco Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the Guidelines) and the Proxy Policies and Procedures (the Proxy Procedures) by Invesco Ltd. and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco Ltd. and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco Ltd. in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee which existed prior to 2008. During the fiscal year ended August 31, 2010, the Valuation, Distribution and Proxy Oversight Committee held [four] meetings.
          The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the Invesco Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against Funds concerning alleged excessive short term trading in shares of the Invesco Funds (market timing) and (b) the civil enforcement actions and investigations related to market timing activity in the Invesco Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the Invesco Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees’ financial expert of market timing activity in the Invesco Funds, and for recommending to the independent trustees what actions, if any, should be taken by the Invesco Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by Invesco Ltd.’s Independent Distribution Consultant (the Distribution Consultant) for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with Invesco, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant’s engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any Invesco Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2010, the Special Market Timing Litigation Committee did not meet].
Trustee Ownership of Fund Shares
          The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.
Compensation
          Each trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such trustee also serves as a trustee of other Invesco Funds. Each such trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a trustee, that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services. Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2009 is found in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Funds Senior Vice President and Senior Officer, during the year ended December 31, 2009.
Retirement Plan For Trustees
          The trustees have adopted a retirement plan secured by the Funds for the trustees of the Trust who are not affiliated with Invesco. The trustees also have adopted a retirement policy that permits each non-Invesco-affiliated trustee to serve until December 31 of the year in which the trustee turns 75. A majority of the trustees may extend from time to time the retirement date of a trustee.
          Annual retirement benefits are available to each non-Invesco-affiliated trustee of the Trust and/or the other Invesco Funds (each, a Covered Fund) who became a trustee prior to December 1, 2008 and has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee’s credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee’s designated beneficiary for the same length of time that the trustee would have received the payments based on his or her service or if the trustee has elected, in a discounted lump sum payment. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
Deferred Compensation Agreements
     Messrs. Crockett, Edward K. Dunn (a former trustee), Fields and Frischling and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the Deferring Trustees) have each executed a Deferred Compensation Agreement (collectively, the Compensation Agreements). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other Invesco Fund from which they are deferring compensation.
Code of Ethics
          Invesco, the Trust, Invesco Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.
Proxy Voting Policie
          Invesco is comprised of two business divisions, Invesco Aim and Invesco Institutional, each of which have adopted their own specific Proxy Voting Policies.
          The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser, including as appropriate, separately to Invesco Institutional:

Fund	Adviser/Sub-Adviser
Liquid Assets Portfolio	Invesco Institutional— a division of Invesco
STIC Prime Portfolio	Invesco Institutional— a division of Invesco
Treasury Portfolio	Invesco Institutional— a division of Invesco
Government & Agency Portfolio	Invesco Institutional— a division of Invesco
Government TaxAdvantage Portfolio	Invesco Institutional— a division of Invesco
Tax-Free Cash Reserve Portfolio	Invesco Institutional— a division of Invesco
          Invesco (the Proxy Voting Entity) will vote such proxies in accordance with the proxy policies and procedures, as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2009 is available without charge at our web site, www.invesco.com/us. This information is also available at the SEC website, http://www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
          Information about the ownership of each class of the Funds’ shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
          Invesco serves as the Funds’ investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco is an indirect, wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
          As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.

          Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
          The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.
          Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
          Pursuant to the Master Investment Advisory Agreement with the Trust, Invesco receives a monthly fee from the Funds calculated at the following annual rates, based on the average daily net assets of the Funds during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Net Assets	Annual Rate

Liquid Assets Portfolio	All Assets	0.15%
STIC Prime Portfolio	All Assets	0.15%
Treasury Portfolio	All Assets	0.15%
Government & Agency Portfolio	All Assets	0.10%
Government TaxAdvantage Portfolio	First $250 million	0.20%
	Over $250 million to $500 million	0.15%
	Amount over $500 million	0.10%
Tax-Free Cash Reserve Portfolio	First $500 million	0.25%
	Amount over $500 million	0.20%
          Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.
          For STIC Prime Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio, Invesco has contractually agreed through at least June 30, 2011 to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee Invesco receives from the Affiliated Money Market Funds as a result of the Funds’ investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks — Investment Strategies and Risks — Other Investments — Other Investment Companies”.

          Invesco also has contractually agreed through at least June 30, 2011, to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares:

Fund	Expense Limitation
Government & Agency Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%
Personal Investment Class	0.69%[1]
Private Investment Class	0.44%[1]
Reserve Class	1.01%[1]
Resource Class	0.30%[1]

Government TaxAdvantage Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%
Personal Investment Class	0.69%[1]
Private Investment Class	0.39%[1]
Reserve Class	1.01%[1]
Resource Class	0.30%[1]

Liquid Assets Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%
Personal Investment Class	0.69%[1]
Private Investment Class	0.44%[1]
Reserve Class	1.01%[1]
Resource Class	0.34%[1]

STIC Prime Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%
Personal Investment Class	0.69%[1]
Private Investment Class	0.44%[1]
Reserve Class	1.01%[1]
Resource Class	0.30%[1]

Tax-Free Cash Reserve Portfolio
Cash Management Class	0.33%[1]
Corporate Class	0.28%
Institutional Class	0.25%
Personal Investment Class	0.80%[1]
Private Investment Class	0.50%[1]
Reserve Class	1.12%[1]
Resource Class	0.41%[1]

Treasury Portfolio
Cash Management Class	0.22%[1]
Corporate Class	0.17%
Institutional Class	0.14%
Personal Investment Class	0.69%[1]
Private Investment Class	0.44%[1]
Reserve Class	1.01%[1]
Resource Class	0.30%[1]

[1]	The expense limit shown is the expense limit after 12b-1 fee waivers.

          The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
          Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
          The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund for the last three fiscal years ended August 31 are found in Appendix G.
Investment Sub-Advisers
          Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund, pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)
Invesco Asset Management Limited (Invesco Asset Management)
Invesco Asset Management (Japan) Limited (Invesco Japan)
Invesco Australia Limited (Invesco Australia)
Invesco Hong Kong Limited (Invesco Hong Kong)
Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco Trimark Ltd. (Invesco Trimark); (each a Sub-Adviser and collectively, the Sub-Advisers).
          Invesco and each Sub-Adviser are indirect wholly owned subsidiaries of Invesco Ltd.
          The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.
Marketing Support and Administrative Support Payments
          Invesco, Invesco Distributors, or one of their affiliates (“Invesco Affiliates”) may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Invesco Funds or provide promotional and/or sales support on behalf of Invesco and Invesco Distributors with respect to the Invesco Funds. Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit Invesco and its affiliates, such as including the Invesco Funds on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries’ registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. In addition, Invesco Affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers. These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.
          Marketing and administrative support payments are in addition to any fees paid by an Invesco Fund, including Rule 12b-1 fees. Marketing and administrative support payments, whether a fixed payment or calculated as a percentage of assets attributable to a financial intermediary in a given Invesco Fund, may be different for different financial intermediaries, and shall not exceed 0.25% of the average daily net assets of all shares attributable to the financial intermediary in any Invesco Fund during a particular period. Moreover, where financial intermediaries provide services to the Invesco Funds or an Invesco Affiliate, the costs of providing the services and the package of services provided may differ. The Invesco Affiliates do not make an independent assessment of the cost of such services. A list of financial intermediaries to whom Invesco Affiliates paid marketing and/or administrative support payments during the prior calendar year is attached hereto as Appendix H. This list may not be current and changes over time.
          These payments could be significant to the financial intermediaries and may create an incentive for a financial intermediary to recommend or sell shares of the Invesco Funds to its customers, thereby increasing the assets in the Invesco Funds. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Fund shares or the provision of services to the Funds.
Service Agreements
          Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.
          Administrative services fees paid to Invesco by each Fund for the last three fiscal years ended August 31 are found in Appendix I.
Other Service Providers
          Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, a wholly owned subsidiary of Invesco, is the Trust’s transfer agent.
The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding shares of the Funds, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services an asset-based fee. Invesco Investment Services may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.
          Sub-Transfer Agent. Invesco Trimark, 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Trimark and Invesco Investment Services. The Trust does not pay a fee to Invesco Trimark for these services. Rather, Invesco Trimark is compensated by Invesco Investment Services as a sub-contractor.
          Custodian. The Bank of New York Mellon (the Custodian), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Funds.
          Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
          Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed [     ], as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.
          Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103.

BROKERAGE ALLOCATION AND OTHER PRACTICES
          The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco’s procedures.
Brokerage Transactions
          Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in three regions to place equity securities trades in their regions. The Atlanta trading desk of Invesco (the Americas Desk) generally places trades of equity securities in Canada, the U.S., Mexico and Brazil; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand, and other far Eastern countries; and the London trading desk of Invesco Global Investment Funds Limited (the London Desk) generally places trades of equity securities in European Economic Area markets, Egypt, Israel, Russia, South Africa, Switzerland, Turkey, and other European countries. Invesco, Invesco Deutschland and Invesco Hong Kong use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the Americas Desk, the Hong Kong Desk and the London Desk are similar in all material respects.
          References in the language below to actions by Invesco or a Sub-Adviser (other than Invesco Trimark or Invesco Japan) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub-Advisers that delegate trading is responsible for oversight of this trading activity.
          Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, selects broker-dealers (each, a Broker), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
          Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

          Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
          In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.
Commissions
          There were no brokerage commissions paid by the Funds for the last three fiscal years ended August 31, to any Brokers affiliated with the Funds, Invesco, Invesco Distributors, the Sub-Advisors or any affiliates of such entities.
          The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Broker Selection
          Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Advisers’ primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.
          In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Advisers in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.
          Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Advisers’ expenses to the extent that Invesco or the Sub-Advisers would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
          Invesco presently engages in the following instances of cross-subsidization:
          Smaller Funds that do not generate significant soft dollar commissions may by cross sub-subsidized by the larger equity Invesco Funds in that the smaller equity Funds receive the benefit of Soft Dollar Products for which they do not pay. Certain other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
          Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
          Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:
•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.
          Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
          Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other

Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
          Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:
•	Database Services — comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading/News Systems — products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools — various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis — software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis — industry specific fundamental investment research.

•	Other Specialized Tools — other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.
          If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.
          Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.
          Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
Regular Brokers
          Information concerning the Funds’ acquisition of securities of their Brokers during the last fiscal year ended August 31, 2010 is found in Appendix J.
Allocation of Portfolio Transactions
          Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchase and Redemption of Shares
          Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to Invesco Investment Services at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to Invesco Investment Services.

          Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give Invesco Investment Services all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor’s payment on the required settlement date, the intermediary must reimburse the Funds for any overdraft charges incurred.
          An investor or a financial intermediary may submit a written request to Invesco Investment Services for correction of transactions involving Fund shares. If Invesco Investment Services agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Funds for any resulting loss.
          Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor’s account application, but may be sent by check at the investor’s request. Any changes to wire instructions must be submitted to Invesco Investment Services in writing. Invesco Investment Services may request additional documentation.
          Invesco Investment Services may request that an intermediary maintain separate master accounts in the Funds for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and sub-accounts to satisfy the minimum investment requirement.
          Additional information regarding purchases and redemptions is located in each class’ prospectus, under the headings “Purchasing Shares” and “Redeeming Shares.”
Offering Price
          The offering price per share of each Fund is $1.00. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.
Calculation of Net Asset Value
          The Board has established procedures designed to stabilize each Fund’s net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Funds intend to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Funds’ procedures which are designed to stabilize each Fund’s price per share at $1.00.
          Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Funds’ investments is higher or lower than the price that would be received if the investments were sold.

Redemptions in Kind
          The Funds do not intend to redeem shares representing an interest in the Funds in kind (i.e., by distributing its portfolio securities).
Backup Withholding
          Accounts submitted without a correct, certified taxpayer identification number (“TIN”) or, alternatively, a correctly completed and currently effective Internal Revenue Service (“IRS”) Form W-8 (for nonresident aliens) or Form W-9 for U.S. persons including resident aliens accompanying the registration information will generally be subject to backup withholding.
          Each Invesco Fund, and other payers, generally must withhold 28% of reportable dividends (whether paid in cash or reinvested in additional Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Funds with a TIN and a certification that he is not subject to backup withholding.
          An investor is subject to backup withholding if:
          1. the investor fails to furnish a correct TIN to the Funds;
          2. the IRS notifies the Funds that the investor furnished an incorrect TIN;
          3. the investor or a Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);
          4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or
          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.
          Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.
          Certain payees and payments are exempt from backup withholding and information reporting. Invesco or Invesco Investment Services will not provide Form 1099 to those payees.
          Investors should contact the IRS if they have any questions concerning withholding.
          IRS Penalties — Investors who do not supply the Invesco Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.
          Nonresident Aliens — Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
Dividends and Distributions
          The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.
          All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, the Fund) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares —Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
          The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act and the Code.
          In the event the Fund incurs or anticipates any unusual expense, loss or depreciation in the value of a portfolio investment that would adversely affect the net asset value per share of the Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Fund was reduced or was anticipated to be reduced below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or receiving upon redemption a price per share lower than that which it paid.
Tax Matters
          The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
          This “Tax Matters” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
          This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

          Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
          Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•	Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
          In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.
          The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
          If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
          Capital loss carryovers. For federal income tax purposes, the Fund is permitted to carry forward its net realized capital losses, if any, for eight years as a short-term capital loss and use such losses, subject to applicable limitations, to offset net capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. However, the amount of capital losses that can be carried forward and used in any single year may be limited if the Fund experiences an “ownership change” within the meaning of Section 382 of the Code; this change generally results when the shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year period. An ownership change may result in capital loss carryovers that expire unused, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another Fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
          Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax but can give no assurances that all such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.
          Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.
          Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
          Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable as ordinary income to the extent of the Fund’s earnings and profits. None of the dividends paid by the Fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
          Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% or 25% (through 2010) depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year will generally be taxable to a shareholder receiving such distributions as ordinary income. The Fund does not expect to realize any long-term capital gains and losses.
          Maintaining a $1 share price. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.
          Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Return of capital distributions can occur for a number of reasons including among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITS. See “Tax Treatment of Portfolio Transactions—Investments in U.S. REITS.”
          Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
          U.S. government interest. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations, generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
          Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
          Fund Distributions (Tax-Free Cash Reserve Portfolio Only). Tax-Free Cash Reserve Portfolio intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of Municipal Securities, which are exempt from federal income tax.
          Exempt-interest dividends. Distributions from Tax-Free Cash Reserve Portfolio will constitute exempt-interest dividends to the extent of the Fund’s tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of Tax-Free Cash Reserve Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (AMT) in certain circumstances and may have other collateral tax consequences as discussed below.
          Distributions of ordinary income and capital gains. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed under “Taxation of Fund Distributions.”
          Alternative minimum tax — private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (AMTI) over an exemption amount. Exempt-interest dividends derived from certain “private activity” Municipal Securities issued after August 7, 1986, will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue must be included in adjusted current earnings that are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT. Consistent with its stated investment objective, Tax-Free Cash Reserve Portfolio intends to limit its investments in private activity bonds subject to the AMT to no more than 20% of its total assets in any given year.
          Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Further, a shareholder of Tax-Free Cash Reserve Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by Tax-Free Cash Reserve Portfolio will likely be subject to tax on dividends paid by the Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.
          Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.
          Failure of a Municipal Security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This in turn could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.
          Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. Because shares in the Fund are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.
          Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks —Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
          In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
          Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund is generally required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
          Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
          Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
          The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
          In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

          Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
          Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
          PFIC Investments. A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
          Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions- PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
          Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion Income)” and “Foreign Shareholders—U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITS.
          Investment in taxable mortgage pools (excess inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
          These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
          Investments in partnerships and qualified publicly traded partnerships (QPTP). For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund is generally treated as owning a pro rata share of the underlying assets of a partnership. See. “Taxation of the Fund — Qualification as a regulated investment company.” In contrast different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.
          Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See, “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. However, in a subsequent revenue ruling, the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which the fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement.
          Securities Lending. While securities are loaned out by a fund, the fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
          Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.
          Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).
          The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
          Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
          Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.
          Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
          U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends designated by the Fund as:
•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;

•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and

•	with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gains dividends.
          However, the Fund does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
          Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
          Amounts designated by the Fund as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (QIE) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply) or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on sale of shares in a QIE other than one that is a domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” These rules generally apply to dividends paid by the Fund before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent) except that, after such sunset date, Fund distributions from a U.S REIT (whether or not domestically controlled) attributable to gain from the disposition of a U.S. real property interest will continue to be subject to the withholding rules described above provided the Fund is classified as a QIE.
          Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
          Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%), and if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.
          U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. As of the date of this Registration Statement, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010. On and after the date the U.S. estate tax is reinstated, an individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit

(equivalent to an estate with assets of $60,000). Estates of nonresident alien shareholders dying after December 31, 2004 and before January 1, 2010 will be able to exempt from federal estate tax the proportion of the value of the Fund’s shares attributable to “qualifying assets” held by the Fund at the end of the quarter immediately preceding the nonresident alien shareholder’s death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States.
          Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
DISTRIBUTION OF SECURITIES
Distribution Plan
          The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds’ Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class (the Plan). The Funds, pursuant to the Plan, pay Invesco Distributors the annual rate of 0.10% for Cash Management Class, 0.03% for Corporate Class, 0.75% for Personal Investment Class, 0.50% for Private Investment Class, 1.00% for Reserve Class and 0.20% for Resource Class of each Fund’s average daily net assets.
          The Plan permits the Funds to expend amounts to finance any activity which is primarily intended to result in the sale of shares of the Funds (distribution-related services). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.
          The Plan also permits the Funds to expend amounts to finance arrangements for personal continuing shareholder services (shareholder services). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Funds and their Classes; (iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Funds; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Funds; and (viii) providing such other services as the Funds or the customers may reasonably request, so long as such other services are covered by the term “service fee” as such term is defined and interpreted by the Financial Industry Regulatory Authority (FINRA) (formerly, NASD, Inc.).
          All amounts expended pursuant to the Plan are paid in the form of either: (i) compensation to Invesco Distributors for providing distribution-related and/or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions (Service Providers) for providing distribution-related and/or shareholder services directly; or (iii) compensation to Invesco Distributors for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan is considered to be service fees for the provision of shareholder services.

          The Plan is a “compensation-type” plan which means that the Funds will pay out the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to Invesco Distributors and/or Service Providers at any given time, the Funds will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Funds pursuant to the Plan, Invesco Distributors or the Service Providers, as applicable, will retain the full amount of the fees.
          From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Funds may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to each Fund’s detriment during the period stated in the agreement between Invesco Distributors and the Trust.
          Invesco Distributors has contractually agreed through at least December 31, 2011 to waive 0.02%, 0.20%, 0.20% and 0.13% of average net assets of Liquid Assets Portfolio’s Cash Management Class, Personal Investment Class, Private Investment Class and Reserve Class, respectively; 0.02%, 0.20%, 0.20%, 0.13% and 0.04% of average net assets of STIC Prime Portfolio’s, Treasury Portfolio’s and Government & Agency Portfolio’s Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively; and 0.02%, 0.20%, 025%, 0.13% and 0.04% of average net assets of Government TaxAdvantage Portfolio’s and Tax-Free Cash Reserve Portfolio’s, Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments.
          Fees payable directly to Invesco Distributors and Service Providers will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds’ shares are held. These payments are an obligation of the Funds and not of Invesco Distributors. With respect to fees payable directly to Invesco Distributors, Invesco Distributors may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of Invesco Distributors and not of the Funds.
          Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of FINRA.
          See Appendix K for a list of the amounts paid by each class of shares of the Funds to Invesco Distributors pursuant to the Plan for the year, or period, ended August 31, 2010 and Appendix L for an estimate by activity of the allocation of actual fees paid by each class of shares of the Funds pursuant to the Plan for the year, or period, ended August 31, 2010.
          As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the Rule 12b-1 Trustees). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Funds and their respective shareholders.

          The anticipated benefits that may result from the Plan with respect to the applicable classes of the Funds and their shareholders include but are not limited to the following: (1) that Invesco Distributors, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that Invesco Distributors and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Fund’s ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist Invesco Distributors in maintaining and increasing the organizational strength needed to service the Funds; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Funds.
          Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Funds or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.
          Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the Fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.
Distributor
          The Trust has entered into a master distribution agreement relating to the Funds (the Distribution Agreement) with Invesco Distributors, a registered broker-dealer and a wholly owned subsidiary of Invesco, pursuant to which Invesco Distributors acts as the distributor of the shares of each class of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. Mail addressed to Invesco Distributors should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See “Management of the Trust.”
          The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute the shares of each class of the Funds on a continuous basis directly and through other broker dealers with whom Invesco Distributors has entered into selected dealer agreements. Invesco Distributors has not undertaken to sell any specified number of shares of any classes of the Funds. The Distribution Agreement also provides that Invesco Distributors will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.
          The Trust (on behalf of any class of the Funds) or Invesco Distributors may terminate the Distribution Agreement on sixty (60) days’ written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.
          Invesco Distributors may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes’ shares or the amount that any particular class will receive as proceeds from such sales.
FINANCIAL STATEMENTS
          A Fund’s financial statements for the period ended August 31, 2010, including the Financial Highlights pertaining thereto, and the reports of the independent registered public accounting firm thereon, are incorporated by reference into this Statement of Additional Information (SAI) from such Fund’s Annual Report to shareholders.
          The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.
PENDING LITIGATION
Settled Enforcement Actions Related to Market Timing
          On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc. (Invesco), successor by merger to Invesco Aim Advisors, Inc. and Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the Invesco Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) was created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, Invesco and Invesco Distributors created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by Invesco, which was done pursuant to the terms of the settlements. The methodology of the fair funds distributions was determined by Invesco’s independent distribution consultant (IDC Plan), in consultation with Invesco and the independent trustees of the Invesco Funds, and approved by the staff of the SEC. Further details regarding the IDC Plan and distributions thereunder are available under the “About Us — Legal Information — SEC Settlement” section of Invesco’s Web site, available at http://www.invesco.com/us. Invesco’s Web site is not a part of this Statement of Additional Information or the prospectus of any Invesco Fund.
Regulatory Action Alleging Market Timing
          On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission (WVASC) issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco and Invesco Distributors (Order No. 05-1318). The WVASC makes findings of fact that Invesco and Invesco Distributors entered into certain arrangements permitting market timing of the Invesco Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco and Invesco Distributors violated the West Virginia securities laws. The WVASC orders Invesco and Invesco Distributors to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an “administrative assessment,” to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco’s time to respond to that Order has been indefinitely suspended.

Private Civil Actions Alleging Market Timing
          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain Invesco Funds, IFG, Invesco, Invesco Management Group, Inc., formerly Invesco Aim Management Group, Inc., and certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing, and related activity in the Invesco Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees. All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the MDL Court) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco — and IFG-related parties. The parties in the amended complaints have agreed in principle to settle the actions. A list identifying the amended complaints in the MDL Court and details of the settlements are included in Appendix M-1.

APPENDIX A
RATINGS OF DEBT SECURITIES
          The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch.
Moody’s Long-Term Debt Ratings
          Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
          Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
          A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
          Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
          Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
          B: Obligations rated B are considered speculative and are subject to high credit risk.
          Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
          Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
          C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
          Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Moody’s Short-Term Prime Rating System
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP (Not Prime)
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.
          Moody’s municipal ratings are as follows:
Moody’s U.S. Long-Term Municipal Bond Rating Definitions
          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues.
          Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.
          Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.
          Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.
          A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
          Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
          Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
          B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
          Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
          Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
          C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.
          Note: Also, Moody’s applied numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Moody’s MIG/VMIG US Short-Term Ratings
          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.
          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.
          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.
          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.
          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.
          MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
          MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
          MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
          SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Standard & Poor’s Long-Term Corporate and Municipal Ratings
          Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
          The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.
          S&P describes its ratings for corporate and municipal bonds as follows:
          AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
          A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
          BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.
          BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
          D: Debt rated D is in payment default. The D rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.
          NR: Not Rated.
          Plus (+) or minus (-): Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major categories.
S&P Dual Ratings
          S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.
          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the not rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).
S&P Commercial Paper Ratings
          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
          These categories are as follows:
          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
          A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B: Issues rated “B” are regarded as having only speculative capacity for timely payment.
          C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
          D: Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.
S&P Short-Term Municipal Ratings
          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).
          Note rating symbols are as follows:
          SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
          SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
          SP-3: Speculative capacity to pay principal and interest.
Fitch Long-Term Credit Ratings
          Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.
          Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: “investment grade” ratings (international Long-term “AAA” — “BBB” categories; Short-term “F1” — “F3”) indicate a relatively low probability of default, while those in the “speculative” or “non-investment grade” categories (international Long-term “BB” — “D”; Short-term “B” — “D”) either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on “AAA” rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for “BBB” rated bonds was 0.35%, and for “B” rated bonds, 3.0%.
          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
          Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.
          The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.
          Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.
          Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.
          AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.
          AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.
          A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
          BBB: Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.
          Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.
          NR: Indicates that Fitch does not rate the specific issue.
          Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch’s discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.
          RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.
Fitch Speculative Grade Bond Ratings
          BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

          B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
          CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.
          CC: Default of some kind appears probable.
          C: Bonds are in imminent default in payment of interest or principal.
          DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.
          Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.
Fitch Short-Term Credit Ratings
          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
          F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
          F-1-: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+;”
          F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.
          F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.
          B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
          C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
          D: Default. Issues assigned this rating are in actual or imminent payment default.

APPENDIX B
Persons to Whom Invesco Provides
Non-Public Portfolio Holdings on an Ongoing Basis
(as of June 30, 2010)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
BOWNE & Co.	Financial Printer
Brown Brothers Harriman & Co.	Securities Lender (for certain Invesco Funds)
Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Cirrus Research, LLC	Trading System
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
Global Trend Alert	Analyst (for certain Invesco Funds)
Greater Houston Publishers, Inc.	Financial Printer
Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)

Service Provider	Disclosure Category
J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody’s Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)
Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)

Service Provider	Disclosure Category
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

APPENDIX C
TRUSTEES AND OFFICERS
As of November 30, 2010
The address of each trustee and officer is 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	214	None

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director,	214	None

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.

Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free

			Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
		Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation.
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Bob R. Baker — 1936 Trustee	2003	Retired Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation	214	None

[3]	Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

			Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	214	None

James T. Bunch — 1942 Trustee	2003	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)	214	Board of Nature’s Sunshine Products, Inc

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of

			Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
		various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	214	Administaff
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives

Carl Frischling — 1937 Trustee	1980	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	214	None

Lewis F. Pennock — 1942 Trustee	1981	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	2003	Retired Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	214	None

Hugo F. Sonnenschein 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a

Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
fellow of the American Academy of Arts and Sciences.

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	214	None

Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).	N/A	N/A

Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc.

Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
(an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc.(formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds	N/A	N/A

Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company

Kevin M. Carome — 1956 Vice President	2003	General Counsel, Secretary and Senior Managing Director, Invesco Ltd.; Director, Invesco Holding Company Limited and INVESCO Funds Group, Inc.; Director and Executive Vice President, IVZ, Inc., Invesco Group Services, Inc., Invesco North American Holdings, Inc. and Invesco Investments (Bermuda) Ltd.; Director and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, The Invesco Funds; and Trustee, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-	N/A	N/A

Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
Traded Fund Trust; and Director and Chairman, Van Kampen Advisors Inc.

Formerly: Senior Managing Director and Secretary, Invesco North American Holdings, Inc.; Vice President and Secretary, IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing Director and Secretary, Invesco Holding Company Limited; Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Senior Vice President, Invesco Distributors, Inc.; Director, General Counsel and Vice President, Fund Management Company; Vice President, Invesco Aim Capital Management, Inc. and Invesco Investment Services, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Director and Vice President, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.; and Chief Executive Officer and President, INVESCO Funds Group, Inc.

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)	N/A	N/A

Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed	N/A	N/A

Number of
			Funds in	Other
	Trustee		Fund	Trusteeship(s)/
Name, Year of Birth	and/or		Complex	Directorships(s)
and Position(s) Held	Officer	Principal Occupation(s)	Overseen	Held by
with the Trust	Since	During Past 5 Years	by Trustee	Trustee/Director
Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc. Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company) and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.	N/A	N/A

Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

Trustee Ownership of Fund Shares as of December 31, 2009

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
	Dollar Range of Equity Securities	Companies Overseen by
Name of Trustee	Per Fund	Trustee in Invesco Funds
Martin L. Flanagan		$50,001 - $100,000
Philip A. Taylor		-0-
Wayne M. Whalen		N/A
David C. Arch		N/A
Bob R. Baker		Over $100,000
Frank S. Bayley		Over $100,000
James T. Bunch		Over $100,000[4]
Bruce L. Crockett		Over $100,000[4]
Rodney Dammeyer		N/A
Albert R. Dowden		Over $100,000
Jack M. Fields		Over $100,000[4]
Carl Frischling		Over $100,000[4]
Prema Mathai-Davis		Over $100,000[4]
Lewis F. Pennock		Over $100,000
Larry Soll		Over $100,000[4]
Hugo F. Sonnenschein		N/A
Raymond Stickel, Jr.		Over $100,000

[4]	Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

APPENDIX D
TRUSTEE COMPENSATION TABLE
          Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2009:

		Retirement	Estimated	Total
		Benefits	Annual	Compensation
	Aggregate	Accrued By	Benefits Upon	from
	Compensation	All Invesco	Retirement for	All Invesco
Trustee	from the Trust(1)	Funds(2)	Invesco Funds(3)	Funds(4)
David C. Arch (5)
Bob R. Baker
Frank S. Bayley
James T. Bunch
Bruce L. Crockett
Rodney Dammayer (5)
Albert R. Dowden
Jack M. Fields
Carl Frischling (5)
Prema Mathai-Davis
Lewis F. Pennock
Larry Soll
Hugo F. Sonnenschein (5)
Raymond Stickel, Jr.
Wayne W. Whalen (5)
Officer
Russell Burk

(1)	Amounts shown are based on the fiscal year ended August 31, 2010. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2010, including earnings, was $ [ ].

(2)	During the fiscal year ended August 31, 2010, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $[ ].

(3)	These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date.

(4)	All trustees except Arch, Dammayer, Sonnenschein and Whalen currently serve as trustees of 29 registered investment companies advised by Invesco. Messrs, Arch, Dammayer, Sonnenschein and Whalen currently serve as trustee of 47 registered investment companies advised by Invesco.

(5)	Messrs, Arch, Dammayer, Sonnenschein and Whalen were elected trustees of the Trust effective June 15, 2010.

(6)	During the fiscal year ended August 31, 2010, the Trust paid $[ ] in legal fees to Kramer, Levin, Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

D-1

APPENDIX E
I.2. PROXY POLICIES AND PROCEDURES – RETAIL

Applicable to	Retail Accounts

Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies

Relevant Law and Other Sources	Investment Advisers Act of 1940

Last Tested Date

Policy/Procedure Owner	Advisory Compliance

Policy Approver	Fund Board

Approved/Adopted Date	January 1, 2010
The following policies and procedures apply to certain funds and other accounts managed by Invesco Advisers, Inc. (“Invesco”).
A. POLICY STATEMENT
Introduction
Our Belief
The Invesco Funds Boards of Trustees and Invesco’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.
In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco’s typical investment horizon.
Proxy voting is an integral part of Invesco’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.
B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES
Proxy administration
The Invesco Retail Proxy Committee (the “Proxy Committee”) consists of members representing Invesco’s Investments, Legal and Compliance departments. Invesco’s Proxy Voting Guidelines (the
January 2010

“Guidelines”) are revised annually by the Proxy Committee, and are approved by the Invesco Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.
The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco’s portfolio managers and outside shareholder groups to reach our voting decisions.
Generally speaking, Invesco’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company’s Board of Directors.
Important principles underlying the Invesco Proxy Voting Guidelines
I. Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.
The following are specific voting issues that illustrate how Invesco applies this principle of accountability.
•	Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco’s investment thesis on a company.

•	Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•	Auditors and Audit Committee members. Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•	Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.
January 2010

•	Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•	Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•	Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•	Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.
II. Incentives
Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.
Following are specific voting issues that illustrate how Invesco evaluates incentive plans.
•	Executive compensation. Invesco evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•	Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.
January 2010

•	Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•	Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.
III. Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.
IV. Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.
V. Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.
VI. Shareholder Proposals on Corporate Governance
Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.
VII. Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco’s typical investment horizon. Therefore, Invesco abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.
VIII. Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.
January 2010

Summary
These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.
Exceptions
In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.
Share-lending programs
One reason that some portion of Invesco’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.
“Share-blocking”
Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.
International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.
Exceptions to these Guidelines
Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.
Resolving potential conflicts of interest
A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.
January 2010

Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.
If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.
Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.
On a quarterly basis, the Invesco Funds Boards of Trustees review a report from Invesco’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.
Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.
Funds of funds. Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.
C. RECORDKEEPING
Records are maintained in accordance with Invesco’s Recordkeeping Policy.
Policies and Vote Disclosure
A copy of these Guidelines and the voting record of each Invesco Fund are available on our web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.
January 2010

Invesco Asset Management Deutschland GmbH
Invesco Kapitalanlagegesellschaft mbH
Proxy Voting Policy
Version History, Changes:
   Version: 1.2: Descriptions; Update of Names; Update of Appendix B
   Version: 1.1: Format; Update of Appendix B
   Version: 1.0: Initial Version
August 2009

GENERAL POLICY
Invesco has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.
Invesco believes that it has a duty to manage clients’ assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.
Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.
PROXY VOTING POLICIES
Voting of Proxies
Invesco will on a fund by fund basis, decide whether it will vote proxies and if so, for which parts of the portfolio it will vote for. If Invesco decides to vote proxies, it will do so in accordance with the procedures set forth below. If the client retains in writing the right to vote or if Invesco determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith, it will refrain from voting.
Best Economic Interests of Clients
In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.
Certain Proxy Votes May Not Be Cast
In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If Invesco does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client.
Risk Metrics Group Services
Invesco has contracted with Risk Metrics Group (“RMG”), previously Institutional Shareholder Services — ISS, an independent third party service provider, to vote Invesco’s clients’ proxies according to RMG’s proxy voting recommendations. In addition, RMG will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, Invesco will review information obtained from RMG to ascertain whether RMG (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interest of Invesco’s clients. This may include a review of RMG’s Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work RMG does for corporate issuers and the payments RMG receives from such issuers.
Custodians forward proxy materials for clients who rely on Invesco to vote proxies to RMG. RMG is responsible for exercising the voting rights in accordance with the RMG proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged RMG to provide the proxy analyses, vote recommendations and voting of proxies.
In the event that (i) RMG recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the RMG vote recommendation, the Proxy Voting Committee (PVC) of the Global Quantitative Equities Group and the Compliance Officer will review the issue and direct ISS how to vote the proxies as described below.
ISS Recusal
When RMG makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Voting Committee (PVC) of the Invesco Global Quantitative Equitites and the Compliance Officer will review the issue and, if Invesco does not have a conflict of interest, direct RMG how to vote the proxies. In such cases where Invesco has a conflict of interest, Invesco, in its sole discretion, shall either (a) vote the proxies pursuant to RMG’s general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.
Override of RMG Recommendation
There may be occasions where the Invesco investment personnel or senior officers seek to override RMG’s recommendations if they believe that RMG’s recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an RMG recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the RMG recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Voting Committee (PVC) of the Global Quantitative Equitites Group. Upon review of the documentation and consultation with the individual and others as the PVC deems appropriate, the PVC together with the Compliance Officer may make a determination to override the RMG voting recommendation if they determine that it is in the best economic interests of clients.
Proxy Voting Records
Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information.

CONFLICTS OF INTEREST
Procedures to Address Conflicts of Interest and Improper Influence
In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with RMG to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by RMG, each vote recommendation provided by RMG to Invesco includes a representation from RMG that RMG faces no conflict of interest with respect to the vote. In instances where RMG has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Voting Committee (PVC) of the Global Quantitative Equitites Group together with the Compliance Officer shall determine how the proxy is to be voted and instruct accordingly in which case the conflict of interest provisions discussed below shall apply.
In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and clients.
For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any person within the Invesco organization, which includes Invesco’s affiliates.
Accordingly, each Invesco person must not put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship to Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each of Invesco’s directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of Invesco’s clients.
Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An Invesco person shall not be considered to have a conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Compliance Officer.
The following are examples of situations where a conflict may exist:
•	Business Relationships — where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

•	Personal Relationships — where a Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

•	Familial Relationships — where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that Invesco (or an affiliate) manages assets for a company, its pension plan, or related entity and where clients’ funds are invested in that company’s shares, it will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.
It is the responsibility of the Invesco person to report any real or potential conflict of interest of which such individual has actual knowledge to the Compliance Officer, who shall present any such information to the Head of Continental Europe Compliance. However, once a particular conflict has been reported to the Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.
In addition, any Invesco person who submits an RMG override recommendation to the Proxy Voting Committee (PVC) of the Global Quantitative Equitites Group shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.
In addition, the Proxy Voting Committee (PVC) of the Global Quantitative Equities Group must notify Invesco’s Compliance Officer with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within Invesco or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee and to the Head of Continental Europe Compliance. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to,
(1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors,
(2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or
(3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Voting Committee (PVC) of the Global Quantitative Equities Group together with the Compliance Officer shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.
RMG PROXY VOTING GUIDELINES
A copy of RMG’s Proxy Voting Guidelines Summary in effect as of the revised date set forth on the title page of this Proxy Voting Policy, which can be found at http://www.riskmetrics.com/policy.

INVESCO PERPETUAL
POLICY ON CORPORATE GOVERNANCE
(Updated February 2008)
1.	Introduction

Invesco Perpetual (IP), the trading name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests comply with local recommendations and practices, such as the UK Combined Code issued by the Committee on Corporate Governance and/or the U.S. Department of Labor Interpretive Bulletins.

2.	Responsible Voting

IP has a responsibility to optimise returns to its clients. As a core part of the investment process, Fund Managers will endeavour to establish a dialogue with management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

IP considers that shareholder activism is fundamental to good Corporate Governance. Whilst this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met.

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote shares, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients. As a result of these two factors, IP will tend to vote on all UK and European shares, but to vote on a more selective basis on other shares. (See Appendix I — Voting on non-UK/European shares)

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman. In doing this, IP will have in mind three objectives:

i) To protect the rights of its clients

ii) To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

iii) To protect the long-term value of its clients’ investments.

It is important to note that, when exercising voting rights, a third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a Board on a particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will exercise actively the voting rights represented by the shares it manages on behalf of its investors.

Note: Share Blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

3.	Voting Procedures

IP will endeavour to keep under regular review with trustees, depositaries and custodians the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). If a stock is on loan and therefore cannot be voted, it will not necessarily be recalled in instances where we would vote with management. Individual IP Fund Managers enter securities lending arrangements at their own discretion and where they believe it is for the potential benefit of their investors.

4.	Dialogue with Companies

IP will endeavour, where practicable in accordance with its investment processes, to enter into a dialogue with companies based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with Company Boards and senior non-Executive Directors, IP will endeavour to cover any matters with particular relevance to shareholder value.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing the company’s prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:
•	Nomination and audit committees

•	Remuneration committee and directors’ remuneration

•	Board balance and structure

•	Financial reporting principles

•	Internal control system and annual review of its effectiveness

•	Dividend and Capital Management policies
5.	Non-Routine Resolutions and Other Topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such would be all SRI issues (i.e. those with social, environmental or ethical connotations), political donations, and any proposal raised by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:

i) The degree to which the company’s stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing

ii) What other companies have done in response to the issue

iii) Whether implementation would achieve the objectives sought in the proposal

iv) Whether the matter is best left to the Board’s discretion.
6.	Evaluation of Companies’ Corporate Governance Arrangements

IP will, when evaluating companies’ governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors drawn to their attention.

7.	Disclosure

On request from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that
(i)	in IP’s discretion, to do so does not conflict with the best interests of other clients and

(ii)	it is understood that IP will not be held accountable for the expression of views within such voting instructions and

(iii)	IP are not giving any assurance nor undertaking any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding 3 months will not normally be provided.
Note:	The record of votes will reflect the voting instruction of the relevant Fund Manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

Appendix I
Voting on non-UK/European shares
When deciding whether to exercise the voting rights attached to its clients’ non-UK/European shares, IP will take into consideration a number of factors. These will include:
•	the likely impact of voting on management activity, versus the cost to the client

•	the portfolio management restrictions (e.g. share blocking) that may result from voting

•	the preferences, where expressed, of clients
Generally, IP will vote on non-UK/European shares by exception only, except where the client or local regulator expressly requires voting on all shares.

Share Blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

Proxy policy applies to the following:
Invesco Asset Management (Japan) Limited
(Quick Translation)
Internal Rules on Proxy Voting Execution
(Purpose)
Article 1
INVESCO Asset Management (Japan) Limited (referred to as “INVESCO” thereafter) assumes a fiduciary responsibility to vote proxies in the best interest of its trustors and beneficiaries. In addition, INVESCO acknowledges its responsibility as a fiduciary to vote proxies prudently and solely for the purpose of maximizing the economic values of trustors (investors) and beneficiaries. So that it may fulfill these fiduciary responsibilities to trustors (investors) and beneficiaries, INVESCO has adopted and implemented these internal rules reasonably designed to ensure that the business operations of the company to invest are appropriately conducted in the best interest of shareholders and are always monitored by the shareholders.
(Proxy Voting Policy)
Article 2
INVESCO exercises the voting right in the best interest of its trustors and beneficiaries not in the interests of the third parties. The interests of trustors and beneficiaries are defined as the increase of the value of the enterprise or the expansion of the economic value of the shareholders or to protect these values from the impairment.
(Voting Exercise Structure)
Article 3
Please refer to the Article 2 of Proxy Voting basic Policy as per attached.
(Proxy Voting Guidelines)
Article 4
Please refer to Proxy Voting Guidelines (Attachment 2).
(Proxy Voting Process)
Article 5
1.	Domestic Equities
•	Notification on the shareholder meeting will be delivered to Operations from trustee banks which will be in turn forwarded to the person in charge of equities investment. The instruction shall be handled by Operations.

•	The person in charge of equities investment scrutinizes the subjects according to the “Screening Standard” and forward them to the proxy voting committee (“Committee”).

•	In case of asking for the outside counsel, to forward our proxy voting guidelines (“Guidelines”) to them beforehand and obtain their advice.

•	In either case of 2 or 3, the person in charge shall make proposal to the Committee to ask for their “For”, “Against”, “Abstention”, etc.

•	The Committee scrutinizes the respective subjects and approves/disapproves with the quorum of two thirds according to the Guidelines.

•	In case where as to the subject which the Committee judges as inappropriate according to the Guidelines and/or the subject which cannot obtain the quorum, the Committee will be held again to discus the subject.
2.	Foreign Equities
•	As to the voting exercise of the foreign equities, we shall consider the manners and customs of the foreign countries as well as the costs.

•	As to the voting process, the above process of the domestic equities shall be accordingly adjusted and applied.
(Disclosure of Information)
Article 6
In case of the request from the customers, we can disclose the content.
(Voting Record)
Article 7
•	The Committee preserves the record of Attachment 1 for one year.

•	The administration office is the Investment Division which shall preserve all the related documents of this voting process.

•	Operations which handle the instruction shall preserve the instruction documents for 10 years after the termination of the ITM funds or the termination of the investment advisory contracts.

Voting Screening Criteria & Decision Making Documents	(Attachment 1)

Company Name :	Year	Month
Screening Criteria / Quantitative Criteria (consolidated or (single))

	Yes	No
Consecutive unprofitable settlements for the past 3 years
Consecutive Non-dividend payments for the past 3 years
Operational loss for the most recent fiscal year
Negative net assets for the most recent fiscal year
Less than 10% or more than 100% of the dividend ratios for the most recent fiscal year
Screening Criteria/Qualitative Criteria

	Yes	No
Substantial breach of the laws/anti-social activities for the past one year
If Yes, describe the content of the breach of the law/anti-social activities:
Others, especially, any impairment of the value of the shareholders for the past one year
If Yes, describe the content of the impairment of the value of shareholders:
Others

	Yes	No
External Auditor’s report with the limited auditor’s opinion
Shareholder’s proposal

Person in charge of equities investment	Initial	Signature
•	If all No → No objection to the agenda of the shareholders’ meeting

•	If one or more Yes ↓ (Person in charge of equities investment shall fill out the blanks below and forward to the Committee)
Proposal on Voting Execution
Reason for judgment

Chairman	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature

Proxy Voting Guidelines	(Attachment 2)
1.	Purport of Guidelines

Pursuant to Article 2 of Proxy Voting Policy and Procedure, INVESCO has adopted and implemented the following guidelines and hereby scrutinizes and decides the subjects one by one in light of the guidelines.

2.	Guidelines
(1)	General Subjects
1)	Any violation of laws and anti-social activities
•	To scrutinize and judge respectively the substantial impact over the company’s business operations by the above subjects or the impairment of the shareholders’ economic value.
2)	Inappropriate disclosure which impairs the interests of shareholders
•	To scrutinize and judge respectively the potential impairment of the shareholder’s economic value.
3)	Enough Business Improvement Efforts
•	Although the continuous extremely unprofitable and the extremely bad performance, the management is in short of business improvement efforts.

•	To scrutinize and judge respectively the cases.
(2)	Subjects on Financial Statements
1)	Interest Appropriation Plan
•	Interest Appropriation Plan (Dividends)
•	To basically approve unless the extremely overpayment or minimum payment of the dividends.
•	Interest Appropriation Plan (Bonus payment to corporate officers)
•	To basically agree but in case where the extremely unprofitable, for example, the consecutive unprofitable and no dividend payments or it is apparent of the impairment of the shareholder’s value, to request to decrease the amount or no bonus payment.
•	To basically disagree to the interest appropriation of income if no dividend payments but to pay the bonus to the corporate officers without prior assessment.
2)	Loss Disposal Plan
•	To scrutinize and judge respectively.
(3)	Amendments to Articles of Incorporation, etc.
1)	Company Name Change/Address Change, etc.

2)	Change of Purpose/Method of Public Announcement

3)	Change of Business Operations, etc.

4)	Change of Stipulations on Shareholders/Shareholders Meeting

5)	Change of Stipulations on Directors/Board of Directors/Statutory Auditors
•	To basically approve however, in case of the possibility of the limitation to the shareholders’ rights, to judge respectively.
(4)	Subjects on Corporate Organization
1)	Composition of Board of Directors Meeting, etc.
•	To basically approve the introduction of “Committee Installation Company” or “Substantial Asset Control Institution”.

•	To basically approve the introduction of the corporate officer institution. In this regard, however, to basically disapprove that in case where all directors are concurrent with those committee members and the institutions. In case of the above introduction, to basically disapprove to the decrease of the board members or adjustment of the remuneration.
2)	Appointment of Directors
•	To basically disagree in case where the increase of the board members which is deemed to be overstaffed and no explanatory comments on the increase. In this case, 21 or more board members respectively make the decision.

•	To basically disagree the re-appointment of the existing directors in case where the consecutive unprofitable settlement for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

•	To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.
3)	Appointment of Outside Directors
•	To basically agree after the confirmation of its independency based on the information obtained from the possible data sources.

•	To basically disagree the decrease in number.

•	To basically disagree the job concurrence of the competitors’ CEO, COO, CFO or concurrence of the outside directors of 4 or more companies.

•	To basically disagree in case of no-independence of the company.

•	To basically disagree the extension of the board of directors’ term.
4)	Appointment of Statutory Auditors
•	To basically disagree the appointment of the candidate who is appointed as a director and a statutory auditor by turns.

•	To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.
5)	Appointment of Outside Statutory Auditors
•	To basically disagree in case where the outside statutory auditor is not actually the outside auditor (the officer or employee of the parent company, etc.).

•	To basically disagree in case where the reason of the decrease in the number is not clearly described.

•	To basically agree in case where the introduction of the “Statutory Auditor Appointment Committee” which includes plural outside statutory auditors.
(5)	Officer Remuneration/Officer Retirement Allowances
1)	Officer Remuneration
•	To basically disagree the amendment of the officer remuneration (unless the decrease in amount or no payment) in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

•	To basically disagree and scrutinize respectively in case where no sufficient explanation of the substantial increase (10% or more per head), or no decrease of the remuneration amount if the number of the officers decrease.
2)	Officer Retirement Allowance
•	To basically approve.

•	To basically disapprove in case where the payment of the allowance to the outside statutory auditors and the outside directors.

•	To basically disapprove in case where the officer resigned or retired during his/her assignment due to the scandal of the breach of the laws and the anti-social activities.

•	To basically disagree in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.
(6)	Capital Policy/Business Policy
1)	Acquisition of Own shares
•	To basically approve.

•	To basically approve the disposition of the own shares if the disposition ratio of less than 10% of the total issued shares and the shareholders’ equities. In case of 10% or more, respectively scrutinize.
2)	Capital Reduction
•	To basically disagree in case where the future growth of the business might be substantially decreased.
3)	Increase of the authorized capital
•	To basically disagree in case of the substantial increase of the authorized capital taking into consideration the dilution of the voting right (10% or more) and incentive.
4)	Granting of the stock options to Directors, Statutory Auditors and Employees
•	To basically approve.

•	To basically disagree in case where the substantial dilution of the value of the stocks (the potential dilution ration is to increase 5% of the total issued stock number) will occur and accordingly decrease of the shareholders’ interests.

•	To basically disagree in case where the exercise price is deviated by 10% or more from the market value as of the fiscal year-end.

•	To basically disagree the decrease of the exercise price (re-pricing).
•	To basically disagree in case where the exercise term remains less than 1 year.

•	To basically disagree in case the scope of the option granted objectives (counterparties) is not so closely connected with the better performance.
5)	Mergers and Acquisitions
•	To basically disagree in case where the terms and conditions are not advantageous and there is no assessment base by the third party.

•	To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable in comparison with the business strategy.
6)	Business Transfer/Acceptance
•	To basically disagree in cases where the content of the mergers and acquisitions can not be deemed to be reasonable and extremely unprofitable in comparison with the business strategy.
7)	Capital Increase by the allocation to the third parties
•	To basically analyze on a case by case basis.

•	Provided, however, that to basically approve in case where the companies under the financial difficulties executes as the restructuring of the business.
(7)	Others
1)	Appointment of Accountant
•	To basically approve.

•	To basically disapprove on suspicion of its independency.

•	To scrutinize the subjects in case where the decline of the re-appointment due to the conflict of the audit policy.
2)	Shareholders’ proposal
•	To basically analyze on a case by case basis.

•	The basic judgment criterion is the contribution to the increase of the shareholders’ value. However, to basically disapprove in case where to maneuver as a method to resolve the specific social and political problems.

Proxy policy applies to the following:
Invesco Australia Limited
1.	Proxy Voting Policy
1.1	Introduction

Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they superannuation trustees, institutional clients, unit-holders in managed investment schemes or personal investors. One way Invesco represents its clients in matters of corporate governance is through the proxy voting process.

This policy sets out Invesco Australia’s approach to proxy voting in the context of portfolio management, client service responsibilities and corporate governance principles.

This policy applies to;
•	all Australian based and managed funds and mandates, in accordance with IFSA Standard No.13.00 October 2004, clause 9.1 and footnote #3.
This policy does not apply;
•	where investment management of an international fund has been delegated to an overseas Invesco company, proxy voting will rest with that delegated manager.
In order to facilitate its proxy voting process and to avoid conflicts of interest where these may arise, Invesco may retain a professional proxy voting service to assist with in-depth proxy research, vote recommendations, vote execution, and the necessary record keeping.
1.2	Guiding Principles

1.2.1	The objective of Invesco’s Proxy Voting Policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.2.2	The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.2.3	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints.

1.2.4	Invesco considers that proxy voting rights are an important power, which if exercised diligently can enhance client returns, and should be managed with the same care as any other asset managed on behalf of its clients.

1.2.5	Invesco may choose not to vote on a particular issue if this results in shares being blocked from trading for a period of more than 4 hours; it may not be in the interest of clients if the liquidity of investment holdings is diminished at a potentially sensitive time, such as that around a shareholder meeting.

1.3	Proxy Voting Authority

1.3.1	Authority Overview

An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

Proxy voting policy follows two streams, each defining where discretion to exercise voting power should rest — with Invesco as the investment manager (including its ability to outsource the function), or with individual mandate clients.

Under the first alternative, Invesco’s role would be both to make voting decisions, for pooled funds and on individual mandate clients’ behalf, and to implement those decisions.

Under the second alternative, where IM clients retain voting control, Invesco has no role to play other than administering voting decisions under instructions from our clients on a cost recovery basis.

1.3.2	Individually-Managed Clients

IM clients may elect to retain voting authority or delegate this authority to Invesco. If delegated, Invesco will employ either ISS or ASCI guidelines (selected at inception by the client) but at all times Invesco Investment Managers will retain the ability to override any decisions in the interests of the client. Alternate overlays and ad hoc intervention will not be allowed without Board approval.

In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes.

Some individually-managed clients may wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers[1].

The choice of this directive will occur at inception or at major review events only. Individually managed clients will not be allowed to move on an ad hoc basis between delegating control to the funds manager and full direct control.

[1]	In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations that have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio. Such arrangements will be costed into administration services at inception.

1.3.3	Pooled Fund Clients

The funds manager is required to act solely in the collective interests of unit holders at large rather than as a direct agent or delegate of each unit holder. The legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unit holders in the pooled fund as a whole.

All proxy voting decisions may be delegated to an outsourced provider, but Invesco investment managers will retain the ability to override these decisions in the interests of fund unit holders.

1.4	Key Proxy Voting Issues

1.4.1	Issues Overview

Invesco will consider voting requirements on all issues at all company meetings directly or via an outsourced provider. We will generally not announce our voting intentions and the reasons behind them.

1.4.2	Portfolio Management Issues

Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we invest in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

Administrative constraints are highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company — eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, Invesco will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, reasonable consideration of issues and the actual casting of a vote on all such resolutions would entail an unreasonable administrative workload and cost. For this reason, Invesco may outsource all or part of the proxy voting function at the expense of individual funds. Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service.

1.5	Internal Proxy Voting Procedure

In situations where an override decision is required to be made or where the outsourced provider has recused itself from a vote recommendation, the responsible Investment Manager will have the final say as to how a vote will be cast.

In the event that a voting decision is considered not to be in the best interests of a particular client or where a vote is not able to be cast, a meeting may be convened at any time to determine voting intentions. The meeting will be made up of at least three of the following:
Chief Executive Officer;
Head of Operations & Finance;
Head of either Legal or Compliance; and
Relevant Investment Manager(s).
1.6	Client Reporting

Invesco will keep records of its proxy voting activities, directly or through outsourced reporting.

Upon client election, Invesco will report quarterly or annually to the client on proxy voting activities for investments owned by the client.

A record will be kept of the voting decision in each case by Invesco or its outsourced provider. Invesco will disclose on an annual basis, a summary of its proxy voting statistics on its website as required by IFSA standard No. 13 — Proxy Voting.

Invesco Hong Kong Limited
PROXY VOTING POLICY
8 April 2004

Introduction	2
1. Guiding Principles	3
2. Proxy Voting Authority	4
3. Key Proxy Voting Issues	7
4. Internal Admistration and Decision-Making Process	10
5. Client Reporting	12

INTRODUCTION
This policy sets out Invesco’s approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients
Invesco’s proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

1. GUIDING PRINCIPLES
1.1	Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

1.2	The sole objective of Invesco’s proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.3	Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder’s role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise’s Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.4	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

1.5	Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

2. PROXY VOTING AUTHORITY
2.1	An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

2.2	An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest — with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco’s role would be both to make voting decisions on clients’ behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

2.3	In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

2.4	Individually-Managed Clients

2.4.1	As a matter of general policy, Invesco believes that unless a client’s mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client’s interests alone.

2.4.2	The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

2.4.3	In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

2.4.4	While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

2.4.5	In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

2.4.6	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY VOTING AUTHORITY
Individually-Managed Clients
Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.
In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.
2.5	Pooled Fund Clients

2.5.1	The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

2.5.2	These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

2.5.3	As in the case of individually-managed clients who delegate their proxy voting authority, Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

2.5.4	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

PROXY VOTING AUTHORITY
Pooled Fund Clients
In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.
Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

3. KEY PROXY VOTING ISSUES
3.1	This section outlines Invesco’s intended approach in cases where proxy voting authority is being exercised on clients’ behalf.

3.2	Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

3.3	Invesco applies two underlying principles. First, our interpretation of ‘material voting issues’ is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ portfolios through investment performance and client service.

3.4	In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

3.5	Portfolio Management Issues — Active Equity Portfolios

3.5.1	While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

3.5.2	In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

3.5.3	Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority — either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

KEY VOTING ISSUES
Major Corporate Proposals
Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.
•     contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);
•     approval of changes of substantial shareholdings;
•     mergers or schemes of arrangement; and
•     approval of major asset sales or purchases.
As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.
Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.
Invesco’s approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.
3.6	Administrative Issues

3.6.1	In addition to the portfolio management issues outlined above, Invesco’s proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients’ behalf.

3.6.2	There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

3.6.3	In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

3.6.4	While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

3.6.5	These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company — eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a “yes” vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

3.6.6	Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES
Administrative Constraints
In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.
A significant proportion in this context means 5% or more of the market capitalisation of the company.

4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS
4.1	The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:
4.2	As shown by the diagram, a central administrative role is performed by our Settlement Team, located within the Client Administration section. The initial role of the Settlement Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3	A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4	Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

4.5	The voting decision is then documented and passed back to the Settlement Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Settlement Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6	A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting “season”, when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco’s ability to influence a custodian’s service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

4.7	The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS
Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.
The voting decision will be made by the Primary Investment Manager responsible for the market in question.
A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.
Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients’ behalf.
Invesco’s ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

5. CLIENT REPORTING
5.1	Invesco will keep records of its proxy voting activities.

5.2	Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2	The following points summarise Invesco’s policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client’s mandate):

CLIENT REPORTING
Where proxy voting authority is being exercised on a client’s behalf, a statistical summary of voting activity will be provided on request as part of the client’s regular quarterly report.
Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

I.1. PROXY POLICIES AND PROCEDURES — INSTITUTIONAL

Applicable to	Institutional Accounts
Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last Tested Date
Policy/Procedure Owner	Advisory Compliance, Proxy Committee
Policy Approver	Invesco Risk Management Committee
Approved/Adopted Date	January 1, 2010
The following policies and procedures apply to all institutional accounts, clients and funds managed by Invesco Advisers, Inc. (“Invesco”). These policies and procedures do not apply to any of the retail funds managed by Invesco. See Section I.2 for the proxy policies and procedures applicable to Invesco’s retail funds.
A. POLICY STATEMENT
Invesco has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.
Invesco believes that it has a duty to manage clients’ assets in the best economic interests of its clients and that the ability to vote proxies is a client asset.
Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.
Voting of Proxies
Invesco will vote client proxies relating to equity securities in accordance with the procedures set forth below unless a non-ERISA client retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) of an ERISA client retains in writing the right to direct the plan trustee or a third party to vote proxies, or Invesco determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith. In addition, due to the distinct nature of proxy voting for interests in fixed income assets and stable value wrap agreements, the proxies for such fixed income assets and stable value wrap agreements will be voted in accordance with the procedures set forth in the “Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements” section below.
Best Economic Interests of Clients
In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.
B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES
RiskMetrics’ Services
Invesco has contracted with RiskMetrics Group (“RiskMetrics,” formerly known as ISS), an independent third party service provider, to vote Invesco’s clients’ proxies according to RiskMetrics’ proxy voting recommendations determined by RiskMetrics pursuant to its then-current US Proxy Voting Guidelines, a summary of which can be found at http://www.riskmetrics.com and which are deemed to be incorporated herein. In addition, RiskMetrics will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, the Proxy Committee will review information obtained from RiskMetrics to ascertain whether RiskMetrics (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interests of Invesco’s clients. This may include a review of RiskMetrics’ Policies, Procedures and Practices Regarding Potential Conflicts of Interest and obtaining information about the work RiskMetrics does for corporate issuers and the payments RiskMetrics receives from such issuers.
Custodians forward to RiskMetrics proxy materials for clients who rely on Invesco to vote proxies. RiskMetrics is responsible for exercising the voting rights in accordance with the RiskMetrics proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged RiskMetrics to provide the proxy analyses, vote recommendations and voting of proxies.
In the event that (i) RiskMetrics recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the RiskMetrics vote recommendation, the Proxy Committee will review the issue and direct RiskMetrics how to vote the proxies as described below.

Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements
Some of Invesco’s fixed income clients hold interests in preferred stock of companies and some of Invesco’s stable value clients are parties to wrap agreements. From time to time, companies that have issued preferred stock or that are parties to wrap agreements request that Invesco’s clients vote proxies on particular matters. RiskMetrics does not currently provide proxy analysis or vote recommendations with respect to such proxy votes. Therefore, when a particular matter arises in this category, the investment team responsible for the particular mandate will review the matter and make a recommendation to the Proxy Manager as to how to vote the associated proxy. The Proxy Manager will complete the proxy ballots and send the ballots to the persons or entities identified in the ballots.
Proxy Committee
The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate and who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote of those members in attendance at a meeting called for the purpose of determining how to vote a particular proxy. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of Invesco. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.
The Proxy Manager shall call for a meeting of the Proxy Committee (1) when override submissions are made; and (2) in instances when RiskMetrics has recused itself or has not provided a vote recommendation with respect to an equity security. At such meeting, the Proxy Committee shall determine how proxies are to be voted in accordance with the factors set forth in the section entitled “Best Economic Interests of Clients,” above.
The Proxy Committee also is responsible for monitoring adherence to these procedures and engaging in the annual review described in the section entitled “RiskMetrics’ Services,” above.
Recusal by RiskMetrics or Failure of RiskMetrics to Make a Recommendation
When RiskMetrics does not make a recommendation on a proxy voting issue or recuses itself due to a conflict of interest, the Proxy Committee will review the issue and determine whether Invesco has a material conflict of interest as determined pursuant to the policies and procedures outlined in the “Conflicts of Interest” section below. If Invesco determines it does not have a material conflict of interest, Invesco will direct RiskMetrics how to vote the proxies. If Invesco determines it does have a material conflict of interest, the Proxy Committee will follow the policies and procedures set forth in such section.

Override of RiskMetrics’ Recommendation
There may be occasions where Invesco investment personnel, senior officers or a member of the Proxy Committee seek to override a RiskMetrics recommendation if they believe that a RiskMetrics recommendation is not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with a RiskMetrics recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the RiskMetrics recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee along with the certification attached as Appendix A hereto. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the RiskMetrics voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed any conflict of interest.
Proxy Committee Meetings
When a Proxy Committee Meeting is called, whether because of a RiskMetrics recusal or request for override of a RiskMetrics recommendation, the Proxy Committee shall request from the Chief Compliance Officer as to whether any Invesco person has reported a conflict of interest.
The Proxy Committee shall review the report from the Chief Compliance Officer to determine whether a real or perceived conflict of interest exists, and the minutes of the Proxy Committee shall:
(1)	describe any real or perceived conflict of interest,

(2)	determine whether such real or perceived conflict of interest is material,

(3)	discuss any procedure used to address such conflict of interest,

(4)	report any contacts from outside parties (other than routine communications from proxy solicitors), and

(5)	include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.
Based on the above review and determinations, the Proxy Committee will direct RiskMetrics how to vote the proxies as provided herein.
Certain Proxy Votes May Not Be Cast
In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients, some of which may be related to requirements of having a representative in person attend the proxy meeting. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. Invesco will not vote if it determines that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of Invesco.
CONFLICTS OF INTEREST
Procedures to Address Conflicts of Interest and Improper Influence
In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with RiskMetrics to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by RiskMetrics, each vote recommendation provided by RiskMetrics to Invesco shall include a representation from RiskMetrics that RiskMetrics has no conflict of interest with respect to the vote. In instances where RiskMetrics has recused itself or makes no recommendation on a particular matter, or if an override submission is requested, the Proxy Committee shall determine how to vote the proxy and instruct the Proxy Manager accordingly, in which case the conflict of interest provisions discussed below shall apply.
In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and Invesco’s clients. For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any Invesco person, including Invesco’s affiliates. Accordingly, no Invesco person may put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship with Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each Invesco person avoid any situation that might compromise, or call into question, the exercise of fully independent judgment that is in the interests of Invesco’s clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Additional examples of situations where a conflict may exist include:
•	Business Relationships — where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

•	Personal Relationships — where an Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

•	Familial Relationships — where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).
In the event that the Proxy Committee determines that Invesco (or an affiliate) has a material conflict of interest, the Proxy Committee will not take into consideration the relationship giving rise to the conflict of interest and shall, in its sole discretion, either (a) decide to vote the proxies pursuant to RiskMetrics’ general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact Invesco’s client(s) for direction as to how to vote the proxies.
In the event an Invesco person has a conflict of interest and has knowledge of such conflict of interest, it is the responsibility of such Invesco person to disclose the conflict to the Chief Compliance Officer. When a Proxy Committee meeting is called, the Chief Compliance Officer will report to the Proxy Committee all real or potential conflicts of interest for the Proxy Committee to review and determine whether such conflict is material. If the Proxy Committee determines that such conflict is material and involves a person involved in the proxy voting process, the Proxy Committee may require such person to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how Invesco should vote such proxy. An Invesco person will not be considered to have a material conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote.
In order to ensure compliance with these procedures, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any Invesco person who submits a RiskMetrics override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A.

In addition, members of the Proxy Committee must notify Invesco’s Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence exerted by any Invesco person or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee. In the event that it is determined that improper influence was exerted, the Risk Management Committee will determine the appropriate action to take, which actions may include, but are not limited to, (1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and cooperating fully with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interests of clients.
C. RECORDKEEPING
Records are maintained in accordance with Invesco’s Recordkeeping Policy.
Proxy Voting Records
The proxy voting statements and records will be maintained by the Proxy Manager on-site (or accessible via an electronic storage site of RiskMetrics) for the first two (2) years. Copies of the proxy voting statements and records will be maintained for an additional five (5) years by Invesco (or will be accessible via an electronic storage site of RiskMetrics). Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

APPENDIX A
ACKNOWLEDGEMENT AND CERTIFICATION
     I acknowledge that I have read the Invesco Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the Invesco Chief Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

Print Name

Date	Signature

I.1 Proxy Policy Appendix A	Acknowledgement and Certification

B6. Proxy Voting
Policy Number: B-6       Effective Date: May 1, 2001       Revision Date: December 2009
1. Purpose and Background
In its trusteeship and management of mutual funds, Invesco Trimark acts as fiduciary to the unitholders and must act in their best interests.
2. Application
Invesco Trimark will make every effort to exercise all voting rights with respect to securities held in the funds that it manages in Canada or to which it provides sub-advisory services, including a fund registered under and governed by the US Investment Company Act of 1940, as amended (the “US Funds”) (collectively, the “Funds”). Proxies for the funds distributed by Invesco Trimark and managed by an affiliate or a third party (a “Sub-Advisor”) will be voted in accordance with the Sub-Advisor’s policy, unless the sub-advisory agreement provides otherwise.
Invesco Trimark’s portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Invesco Trimark Proxy Voting Guidelines (the Guidelines), as amended from time to time, a copy of which is attached to this policy.
When a proxy is voted against the recommendation of the publicly traded company’s Board, the portfolio manager or designate will provide to the Chief Investment Officer (“CIO”) the reasons in writing for any vote in opposition to management’s recommendation.
Invesco Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.
3. Proxy Administration, Records Management and Data Retention
3.1 Proxy Administration
Invesco Trimark has a dedicated proxy team within the Investment Operations and Support department (“Proxy Team”). This team is responsible for managing all proxy voting materials. The Proxy Team endeavours to ensure that all proxies and notices are received from all issuers on a timely basis.
Proxy voting circulars for all companies are received electronically through an external service provider. Circulars for North American companies and ADRs are generally also received in paper format.

Once a circular is received, the Proxy Team verifies that all shares and Funds affected are correctly listed. The Proxy Team then gives a copy of the proxy ballot to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.
Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent.
3.2 Records Management and Data Retention
Invesco Trimark will maintain for all Funds a record of all proxies received, a record of votes cast and a copy of the reasons for voting against management. In addition, for the US Funds Invesco Trimark will maintain a copy of any document created by Invesco Trimark that was material to making a decision how to vote proxies on behalf of a U.S. Fund and that memorializes the basis of that decision.
The external proxy service provider retains on behalf of Invesco Trimark electronic records of the votes cast and agrees to provide Invesco Trimark with a copy of proxy records promptly upon request. The service provider must make all documents available to Invesco Trimark for a period of 7 years.
In the event that Invesco Trimark ceases to use an external service provider, all documents would be maintained and preserved in an easily accessible place i) for a period of 2 years where Invesco Trimark carries on business in Canada and ii) for a period of 5 years thereafter at the same location or at any other location.
4. Reporting
The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all funds managed in Canada or distributed by Invesco Trimark and managed by a Sub-Advisor. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.
In accordance with National Instrument 81-106 (NI 81-106), proxy voting records for all Canadian mutual funds for years ending June 30th are posted on Invesco Trimark’s website no later than August 31st of each year.
The Invesco Trimark Compliance department (Compliance department) will review the proxy voting records posted on Invesco Trimark’s website on an annual basis to confirm that the records are posted by the August 31st deadline under NI 81-106. A summary of the review will be maintained and preserved by the Compliance department in an easily accessible place i) for a period of 2 years where Invesco Trimark carries on business in Canada and ii) for a period of 5 years thereafter at the same location or at any other location.

INVESCO TRIMARK
PROXY VOTING GUIDELINES
Purpose
The purpose of this document is to describe Invesco Trimark’s general guidelines for voting proxies received from companies held in Invesco Trimark’s Toronto-based funds. Proxy voting for the funds managed on behalf of Invesco Trimark on a sub-advised basis (i.e. by other Invesco business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, Invesco Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.
Introduction
Invesco Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.
The default is to vote with the recommendation of the publicly traded company’s Board.
As a general rule, Invesco Trimark shall vote against any actions that would:
•	reduce the rights or options of shareholders,

•	reduce shareholder influence over the board of directors and management,

•	reduce the alignment of interests between management and shareholders, or

•	reduce the value of shareholders’ investments.
At the same time, since Invesco Trimark’s Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the positions of a company’s board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company’s board of directors.
While Invesco Trimark’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.
These guidelines may be amended from time to time.
Conflicts of Interest

When voting proxies, Invesco Trimark’s portfolio managers assess whether there are material conflicts of interest between Invesco Trimark’s interests and those of unitholders. A potential conflict of interest situation may include where Invesco Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Trimark’s relationship with the company. In all situations, the portfolio managers will not take Invesco Trimark’s relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report to the CIO any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process. The CIO will report any conflicts of interest to the Trading Committee and the Independent Review Committee on an annual basis.
I. BOARDS OF DIRECTORS
We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.
Voting on Director Nominees in Uncontested Elections
Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:
•	Long-term company performance relative to a market index,

•	Composition of the board and key board committees,

•	Nominee’s attendance at board meetings,

•	Nominee’s time commitments as a result of serving on other company boards,

•	Nominee’s investments in the company,

•	Whether the chairman is also serving as CEO, and

•	Whether a retired CEO sits on the board.
Voting on Director Nominees in Contested Elections
Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial performance of the target company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions.
Majority Threshold Voting for Director Elections
We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate and timely response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.
Separating Chairman and CEO
Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.
While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:
•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

•	Majority of independent directors;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of outside directors; and

•	Established governance guidelines.
Majority of Independent Directors

While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.
We generally vote for shareholder proposals that request that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.
Stock Ownership Requirements
We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.
We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.
Size of Boards of Directors
We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.
While we will prefer a board of no fewer than 5 and no more than 16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.
Classified or Staggered Boards
In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.
We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.
Director Indemnification and Liability Protection
We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.
II. AUDITORS
A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.
Ratification of Auditors
We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.
We generally vote for the reappointment of the company’s auditors unless:
•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.
Disclosure of Audit vs. Non-Audit Fees
Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.
There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.
III. COMPENSATION PROGRAMS
Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.
While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):
Cash Compensation and Severance Packages
We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.
Executive Compensation (“say on pay”)
Proposals requesting that companies subject each year’s compensation record to a non binding advisory shareholder vote, or so-called “say on pay” proposals will be evaluated on a case-by-case basis.
Equity Based Plans — Dilution
Equity compensation plans can increase the number of shares of a company and therefore dilute the value of existing shares. While such plans can be an effective compensation tool in moderation, they can be a concern to shareholders and their cost needs to be closely watched. We assess proposed equity compensation plans on a case-by-case basis.
Employee Stock Purchase Plans
We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.
Loans to Employees
We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.
Stock Option Plans — Board Discretion
We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

Stock Option Plans — Inappropriate Features
We will generally vote against plans that have any of the following structural features:
•	ability to re-price “underwater” options without shareholder approval,

•	ability to issue options with an exercise price below the stock’s current market price,

•	ability to issue “reload” options, or

•	automatic share replenishment (“evergreen”) features.
Stock Option Plans — Director Eligibility
While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined
Stock Option Plans — Repricing
We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.
Stock Option Plans — Vesting
We will vote against stock option plans that are 100% vested when granted.
Stock Option Plans — Authorized Allocations
We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.
Stock Option Plans — Change in Control Provisions
We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.
IV. CORPORATE MATTERS
We will review management proposals relating to changes to capital structure and restructuring on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

Common Stock Authorization
We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.
Dual Class Share Structures
Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.
We will generally vote against proposals to create or extend dual class share structures where classes have different voting rights.
Stock Splits
We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.
Reverse Stock Splits
We will vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.
Share Repurchase Programs
We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.
Reincorporation
Reincorporation involves re-establishing the company in a different legal jurisdiction.
We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.
Mergers & Acquisitions
We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:
•	will result in financial and operating benefits,

•	have a fair offer price,

•	have favourable prospects for the combined companies, and

•	will not have a negative impact on corporate governance or shareholder rights.
V. SOCIAL RESPONSIBILITY
We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.
We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.
We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.
VI. SHAREHOLDER PROPOSALS
Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:
•	the proposal’s impact on the company’s short-term and long-term share value,

•	its effect on the company’s reputation,

•	the economic effect of the proposal,

•	industry and regional norms applicable to the company,

•	the company’s overall corporate governance provisions, and

•	the reasonableness of the request.
We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:
•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.
We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.
Ordinary Business Practices
We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.
Protection of Shareholder Rights
We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.
Barriers to Shareholder Action
We will generally vote for proposals to lower barriers to shareholder action.
Shareholder Rights Plans
We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.
VII. OTHER
We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.
We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).
Reimbursement of Proxy Solicitation Expenses
Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

APPENDIX F
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
          To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust’s equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
          A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to “control” that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.
          All information listed below is as of December 1, 2010.
Liquid Assets Portfolio

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
AIM Fund of Funds Attn: Brian Smith 11 Greenway Plaza Suite 100 Houston, TX 77046	—	—	%	—	—	—	—
Bank of New York Attn: Frank Notaro One Wall Street 2nd Floor New York, NY 10286	%	%	—	—	%	—	—
BBH Sec Lending Attn: Kristen Hayes 40 Water St. Boston, MA 02109	—	—	%	—	—	—	—
Boston & Company P. O. Box 3198 525 William Penn Place Pittsburgh, PA 15230-3198	%	—	—	—	—	—	—
Citistreet (NSCC) 1 Heritage Dr. North Quincy, MA 02171	—	—	—	—	%	—	—
CoBank CMP PO Box 5110 Denver, CO 80217	—	—	—	%	—	%	%
FNBB-Community First Attn: Sheila Esteve PO Box 80579 Baton Rouge, LA 70898	—	—	—	—	—	%	—
Frost National Muir & Co. P. O. Box 2479 San Antonio, TX 78298	—	—	—	—	%	—	—
Goldman Sachs Attn: Rene Godin 71 South Wacker Dr. Suite 500 Chicago, IL 60606	—	%	—	—	—	—	%

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
GPC Securities (NSCC) P.O. Box 105779 Atlanta, GA 30348	—	—	—	%	—	—	—
Guaranty Bank Buck Boyer 8333 Douglas, Ste 820 Dallas, TX 75225	—	—	—	—	%	—	—
Harris Methodist Attn: Sandy Reeves 611 Ryan Plaza Dr 6th Floor, Ste 630 Arlington, TX 76011	—	—	—	—	—	—	%
JP Morgan (Sec Lending) 14201 Dallas Parkway 1JIP/2nd Floor Dallas, TX 75254	—	—	%	—	—	—	—
JP Morgan Chase Attn: Jimmy Angelaras 1 Metrotech Center North Brooklyn, NY 11021	—	%	—	—	—	—	—
Morgan Stanley Attn: Bill Cairney 1 Pierrepont Plaza 7th Floor Brooklyn, NY 11201	%	—	—	—	—	—	%
MS Smith Barney 660 Newport Center Dr Suite 1100 Attn: Chad Evans Newport Beach, CA 92660	%	—	—	—	—	—	—
Oppenheimer & Co., Inc 125 Broad St, 16th Fl New York, NY 10004-2400	—	—	—	—	—	—	%
Pershing Omnibus Attn: Daniel Quinn 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	%	—
PNC 249 Fifth Ave. Pittsburgh, PA 15222	%	—	—	—	—	—	—
Stable Ives Corp Attn: Xiaoyun Jiang 18F New Poly Plaza NO. North Chayangmen St Dongcheng District Beijing 100010	—	—	%	—	—	—	—
State Street Bank FBO Cash Sweep Support Group Josiah Quincy Bldg 5N 200 Newport Ave N. Quincy, MA 02171	%	—	—	—	—	—	—
SunGard Times Bldg. 336 Fourth Ave Pittsburgh, PA 15222	—	%	—	—	—	—	—

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Texas Capital Texas Capital Bank Bldg Wealth Management & Trust 2000 McKinney Avenue Suite 700 Dallas, TX 75201	—	—	—	%	—	—	—
Var & Co Attn: Mutual Funds P. O. Box 64010 St. Paul, MN 55164	—	%	—	—	—	—	—
Wachovia (NSCC) Attn: Commissions 10700 Wheat First Dr Glen Allen, VA 23060	—	—	—	—	%	%	—
Wedbush (NSCC) 1000 Wilshire Blvd, 9th Floor P. O. Box 30014 Terminal Annex Los Angeles, CA 90030	—	—	—	%	—	—	—
Wilmington Trust Co Attn: Toni Snyder 1100 North Market St Wilmington, DE 19890	—	—	—	—	%	—	—
STIC Prime Portfolio

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Band & Co. P. O. Box 1787 Milwaukee, WI 53201	—	—	%	—	—	—	—
Bank of NY One Wall Street 2nd Floor Attn: Frank Notaro New York, NY 10286	%	—	—	—	%	—	—
Bank of Oklahoma Attn: Carrie Jacobson P. O. Box 2300 Tulsa, OK 74192	—	—	—	—	%	—	—
FNBB-Home Bank 503 Kaliste Saloom Rd Lafayette, LA 70508	—	—	—	—	—	%	—
FNBB-Jeff Davis Bank Attn: Sheila Esteve P. O. Box 80579 Baton Rouge, LA 70898	—	—	—	—	—	%	—
Frost Direct Attn: Karen Banks PO Box 2358 San Antonio, TX 78299	—	—	—	%	%	—	—

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Frost Sweep Attn: Karen Banks PO Box 2358 San Antonio, TX 78299	%	—	—	%	—	—	—
Frost National Muir & Co C/O Frost PO Box 2479 San Antonio, TX 78298	%	—	%	—	%	—	—
FSA Attn: Fund Manger 777 S. Figueroa St Suite 3200 Los Angeles, CA 90017	%	—	—	—	—	—	—
Huntington Investment 41 S High St., Ninth Fl Columbus, OH 43287	—	—	—	—	%	—	—
Los Angeles County 8515 E. Orchard Rd. 2T2 Englewood, CO 80111	—	—	%	—	—	—	—
Mellon Bank (NSCC) Attn: Andrea Smith 144 Glen Curtiss Blvd Uniondale, NY 11556	—	—	%	—	—	—	—
Nabank & Co. P.O. Box 2180 Tulsa, OK 74101	—	—	—	—	—	—	%
Provident Savings Sweep Attn: James Hickman 830 Bergen Avenue Jersey City, NJ 07306	—	—	—	—	—	%	—
Raymond James (NSCC) P. O. Box 33022 St. Petersburg, FL 33733%		—	—	—	—	—	—
Raymond James (NSCC) 880 Carillon Pkwy St. Petersburg, FL 337163	—	%	—	—	—	—	—
Sovereign Bank, New England c/o Chase Enterprises 280 Trumbull Street Hartford, CT 06103	—	—	—	—	—	—	%
STAR Financial Bank 6230 Bluffton Rd. Ft. Wayne, IN 46809	—	—	—	—	—	%	—
Treasury Point Trade One Freedom Valley Dr Oaks, PA 19456	%	—	—	—	—	—	—
UBS Financial (NSCC) Newport Center III 499 Washington Blvd Jersey City, NJ 07310	%	—	—	—	—	—	—
Union Bank of California Attn: Cash Management Jeanne Chizek 530 B Street, Ste 242 San Diego, CA 92101	—	—	—	—	%	—	—

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Union Bank Tr Attn: LaVonna Bowden P. O. Box 85484 San Diego, CA 92186	—	%	—	—	—	—	—
US Trust NY Attn: Betty Cocozza 101 Barclay St 8E New York, NY 10286	—	—	%	—	—	—	—
WFSLLC Attn: Money Funds Mail Cod NC 0675 Bldg 1B1 1525 West W. T. Harris Blvd. Charlotte, NC 28262	—	—	—	—	—	—	%
Wilmington 1100 N. Market St. Wilmington, DE 19890	—	—	%	—	—	—	—
Treasury Portfolio

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Band & Co. P. O. Box 1787 Milwaukee, WI 53201	—	—	%	—	—	—	—
Bank of New York Attn: Frank Notaro One Wall Street 2nd Floor New York, NY 10286	%	%	%	—	%	—	—
Bank of New York Brussels Attn: Mario Bautista 35 Avenue des Arts Brussels B-1040	%	—	—	—	—	—	—
FNBB — Metairie Bank Attn: Sheila Esteve P. O. Box 80579 Baton Rouge, LA 70898	—	—	—	—	—	%	—
Frost Direct Attn: Karen Banks PO Box 2358 San Antonio, TX 78299	—	—	—	%	%	—	—
Frost Sweep Attn: Karen Banks PO Box 2358 San Antonio, TX 78299	—	—	—	%	%	—	—
Frost National Muir &Co C/O Frost PO Box 2479 San Antonio, TX 78298	—	—	%	—	—	—	—

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Guaranty Bank Attn: Buck Boyer 8333 Douglas Avenue Suite 820 Dallas, TX 75225	—	—	—	—	%	—	—
Guaranty Group Attn: Martha Dunn 8333 Douglas Avenue Dallas, TX 75250	—	%	—	—	—	—	—
Halliburton Company 10200 Bellaire Blvd Houston, TX 77072	—	%	—	—	—	—	—
M & T Securities NSCC Appletree Business Park 2875 Union Rd., Suite 30-33 Cheektowaga, NY 14277	—	%	—	—	—	—	—
Morgan Keegan 150 Fourth Ave. North Suite 1500 Attn: Mary K Byrd Nashville, TN 37219	—	—	—	—	—	—	%
Morgan Stanley Attn: Bill Cairney 1 Pierrepont Plaza 7th Floor Brooklyn, NY 11201	—	—	%	—	—	—	—
Pershing Omnibus Attn: Daniel Quinn 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	%	%
Provident Savings Sweep Attn: James Hickman 830 Bergen Ave Jersey City, NJ 07306	—	—	—	—	—	%	—
Road Runner & Co. Cash Sweep Support Group Josiah Quincy Bldg 5N 200 Newport Ave N. Quincy, MA 02171	—	—	%	—	—	—	—
Robert W. Baird (NSCC) PO Box 672 777 E. Wisconsin Ave Milwaukee, WI 53202	—	—	—	—	—	—	%
Sovereign Bank, New England C/O Chase Enterprises 280 Trumbull Street Hartford, CT 06103	—	—	—	—	—	—	%
SunGard Times Bldg. 336 Fourth Ave Pittsburgh, PA 15222	—	%	%	—	—	—	—
Union Bank of California Attn: Cash Management Jeanne Chizek 530 B Street, Ste 242 San Diego, CA 92101	—	—	—	—	%	—	—

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
US Bank 1555 N. Rivercenter Dr Ste 302 Milwaukee, WI 53212	—	—	—	—	—	—	%
Var & Company Attn: Mutual Funds P. O. Box 64010 St. Paul, MN 55164	—	%	—	—	—	—	—
Wachovia (NSCC) Attn: Commissions 10700 Wheat First Dr. Glen Allen, VA 23060	—	—	—	—	%	—	%
WFSLLC Attn: Money Funds Mail Cod NC 0675 Bldg 1B1 1525 West W. T. Harris Blvd. Charlotte, NC 28262	—	—	—	—	—	—	%
Zions Attn: Debbie Brown P.O. Box 30880 Salt Lake City, UT 84130	—	—	—	—	%	—	—
Government & Agency Portfolio

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Bank of America Attn: Money Market Express 135 S. LaSalle Street Chicago, IL 60603	—	%	—	—	—	—	—
Bank of N.Y. One Wall Street 2nd Floor Attn: Frank Notaro New York, NY 10286	%	%	—	—	%	—	—
Citigroup NSCC 333 West 34th Street 3rd Floor New York, NY 10001	—	%	—	—	—	—	—
Community Bank Attn: Lisa Sanders 500 S. Morgan Granbury, TX 76048	—	—	—	%	—	—	—
FNBB- American Bank & Tr 1302 Scottsville Rd Bowling Green, KY 42103	—	—	—	—	—	%	—
Frost Capital Markets P. O. Box 1600 San Antonio, TX 78296	%	—	—	—	—	—	—

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Frost Sweep Atten: Karen Banks P.O. Box 2358 San Antonio, TX 78299	—	—	—	—	—	—		%
Goldman Sachs Attn: Karen Banks 71 South Wacker Dr. Ste. 500 Chicago, IL 60606	%	%	—	—	—	—		%
Henderson Sub Accounts 240 Water Street Henderson, NV 89015	%	—	—	—	—	—	—
JP Morgan Chase Attn: Jimmy Angelaras 1 Metrotech Center North Brooklyn, NY 11021	—	%	—	—	—	—	—
M & T Securities NSCC Appletree Business Park 2875 Union Rd, Suite 30-33 Cheektowaga, NY 14277	%	—	—	—	—	—	—
Mobil Services Baha 25 Ferry Rd St. Georges, Bermuda GEO1	—	—	%	—	—	—	—
Morgan Stanley Attn: Bill Cairney 1 Pierrepont Plaza, 7th Fl Brooklyn, NY 11201	—	—	%	—	—	—		%
MS Smith Barney 660 Newport Center Dr Suite 1100 Attn: Chad Evans Newport Beach, CA 92660	%	—	—	—	—	—	—
Nabank & Co. P.O. Box 2180 Tulsa, OK 74101	—	—	—	—	—	—		%
PaineWebber Chicago 1 North Wacker Drive Suite 2500 Chicago, IL 60606	—	—	%	—	—	—	—
Pershing Omnibus Attn: Daniel Quinn 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	—		%
PNC as an Agent for PF 760 Moore Rd King of Prussia, PA 19406	—	—	%	—	—	—	—
Society Attn: Terry Butt Security Lending 127 Public Square 4th Fl Cleveland, OH 44114	—	—	0%	—	—	—	—
Sovereign Bank, New England c/o Chase Enterprises 280 Trumbull St. Hartford, CT 06103	—	—	—	—	—	—	—

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Springfield Govt. Attn: Brenda Stroh 3400 West Wabash Springfield, IL 62707	—	—	—	%	—	—	—
TD Bank NA 101 Haddenfield Cherry Hill, NJ 08002	—	—	—	—	—	%	—
UBS Financial (NSCC) Newport Center III 499 Washington Blvd Jersey City, NJ 07310	—	—	—	—	%	—	—
Union Bank of Cal Attn: Cash Management Jeanne Chizek 530 B Street, Ste. 242 San Diego, CA 92101	—	—	—	—	%	—	—
Union Bank TR Attn: LaVonna Bowden P. O. Box 85484 San Diego, CA 92186	—	%	—	—	—	—	—
US Bank 1555 N. Rivercenter Dr. Suite 302 Milwaukee, WI 53212	—	—	—	—	—	—	%
Wachovia (NSCC) Attn: Commissions 10700 Wheat First Dr. Glen Allen, VA 23060	—	%	—	—	%	—	%
Wilmington Trust Subs 1100 North Market St. Wilmington, DE 19890	—	—	—	—	%	—	—
Government TaxAdvantage Portfolio

	Cash			Personal	Private
	Management	Corporate		Investment	Investment	Reserve	Resource
	Class	Class	Institutional Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Bank of N.Y. One Wall Street 2nd Floor Attn: Frank Notaro New York, NY 10286	—	—	—	—	%	—	—
East Windsor 5103 Deloache Ave Dallas, TX 75220	—	—	—	—	%	—	—
Four Oaks P.O. Box 309 Four Oaks, NC 27524	—	—	—	—	—	%	—
Frost National Muir & Co. C/O Frost P.O. Box 2479 San Antonio, TX 78298	—	—	—	—	%	—	—
Huntington Investment 41 S. High Street Ninth Floor Columbus, OH 43287	—	—	—	—	%	—	—

	Cash			Personal	Private
	Management	Corporate		Investment	Investment	Reserve	Resource
	Class	Class	Institutional Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Midland National Annuity Attn: Laurie McDonald One Midland Plaza Sioux Falls, SD 57193	—	—	%	—	—	—	—
Midland National Life 227 W. Monroe, Ste 4900 Chicago, IL 60606	—	—	%	—	—	—	—
Midland National — RGA Attn: Laurie McDonald One Midland Plaza Sioux Falls, SD 57193	—	—	%	—	—	—	—
Morgan Stanley Attn: Bill Cairney 1 Pierrepont Plaza 7th Floor Brooklyn, NY 11201%		—	%	—	—	—
Nabank & Co. P.O. Box 2180 Tulsa, OK 74101	—	—	—	%	—	—	%
Pershing Omnibus Attn: Daniel Quinn 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	%	—
SEI Private Tr Attn: Mutual Funds One Freedom Valley Dr. Oaks, PA 19456	—	—	%	—	—	—	—
Sovereign Bank, New England C/O Chase Enterprises 280 Trumbull St. Hartford, CT 06103	—	—	—	—	—	—	%
Texas RSA3 7111 North Prince St. Clovis, NM 88101	—	—	—	—	—	—	%
Trust Manage Net Attn: Kevin Crawford 4300 MacArthur Avenue Suite 170, LB5 Dallas, TX 75209%		—	—	—	—	%	%
UBS Financial (NSCC) Newport Center III 499 Washington Blvd. Jersey City, NJ 07310	—	%	—	—	—	—	—
Wachovia (NSCC) Attn: Commissions 10700 Wheat First Dr. Glen Allen, VA 23060	—	—	—	—	%	—	—
Tax-Free Cash Reserve Portfolio

	Cash			Personal
	Management	Corporate	Institutional	Investment	Private	Reserve	Resource
	Class	Class	Class	Class	Investment	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Bank of America 411 North Ackard Street Dallas, TX 75201-3307	—	—	%	—	—	—	—

	Cash			Personal	Private
	Management	Corporate	Institutional	Investment	Investment	Reserve	Resource
	Class	Class	Class	Class	Class	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
FNBB-Home Bank 503 Kaliste Saloom Rd Lafayette, LA 70508	—	—	—	—	—	%	—
Frost National Muir & Co. c/o Frost P. O. Box 2479 San Antonio, TX 78298-2479	—	—	%	—	—	—	—
Frost Direct Attn: Karen Banks P.O. Box 2358 San Antonio, TX 78299	—	—	—	%	%	—	—
Kanaly Trust 5555 San Felipe St., Ste 200 Houston, TX 77056	—	—	—	—	—	—	%
Legacy Trust Attn: Glenn Francis 600 Jefferson St., Ste 350 Houston, TX 77002-7326	—	—	%	—	—	—	—
Morgan Stanley Attn: Bill Cairney 1 Pierrepont Plaza, 7th Floor Brooklyn, NY 11201%		—	%	—	—	—	%
Nabank & Co. P.O. box 2180 Tulsa, OK 74101	—	—	—	%	—	—	—
NatCity Subaccounts 155 E. Broad Street Columbus, OH 43215%		—	—	—	—	—	—
Oppenheimer & Co. Inc 125 Broad St, 16th Fl New York, NY 10004-2400	—	%	—	—	—	—	—
Pershing Omnibus Attn: Daniel Quinn 1 Pershing Plaza Jersey City, NJ 07399	—	—	—	—	—	%	—
Robert W. Baird P.O. Box 672 777 E. Wisconsin Ave. Milwaukee, WI 53202	—	—	—	—	—	—	%
SSB FBO Blackrock Cash Sweep Support Group Josiah Quincy Building 5N 200 Newport Avenue Quincy, MA 02171%		—	—	—	—	—	—
Trust Manage Net Attn: Kevin Crawford 4300 MacArthur Ave Suite 170, LB5 Dallas, TX 75209%		—	—	—	—	—	—
UBS Financial (NSCC) Newport Center III 499 Washington Blvd. Jersey City, NJ 07310	—	—	—	—	—	—	%
Union Bank of California Attn: Cash Management Jeanne Chizek 530 B Street, Suite 242 San Diego, CA 92101	—	—	—	—	%	—	—

	Cash			Personal
	Management	Corporate	Institutional	Investment	Private	Reserve	Resource
	Class	Class	Class	Class	Investment	Class	Class
	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage	Percentage
Name and Address of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of	Owned of
Principal Holder	Record	Record	Record	Record	Record	Record	Record
Wachovia (NSCC) Attn: Commissions 10700 Wheat First Dr. Glen Allen, VA 23060-0000%		%	—	—	%	—	%
Woodforest Sweep 3101 West Davis Conroe, TX 77304	—	—	—	%	—	—	—
Management Ownership
          As of December 1, 2010, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any Fund.

APPENDIX G
MANAGEMENT FEES
          For the last three fiscal years ended August 31, the management fees payable by each Fund, the amounts waived by Invesco and the net fee paid by each Fund were as follows:

	Management Fee Payable			Management Fee Waivers			Net Management Fee Paid
Portfolio Name	2010	2009	2008	2010	2009	2008	2010	2009	2008

Liquid Assets Portfolio	$	$37,035,041	$40,967,341	$	$13,047,959	$14,937,370	$	$23,987,082	$26,029,971
STIC Prime Portfolio		9,571,678	12,149,176		4,018,038	4,989,804		5,553,640	7,159,372
Treasury Portfolio		34,591,158	19,562,993		12,248,387	7,413,711		22,342,771	12,149,282
Government & Agency Portfolio		11,784,895	4,196,235		732,865	804,821		11,052,030	3,391,414
Government TaxAdvantage Portfolio		728,250	1,028,113		619,691	764,377		108,559	263,736
Tax-Free Cash Reserve Portfolio*		5,159,907	3,468,406		985,566	486,145		4,174,341	2,982,261
For the fiscal year ended March 31, 2008, the Management Fees Payable, the amounts waived by Invesco and the net fee paid by Tax-Free Cash Reserve Portfolio were as follows:

	Management Fee Payable		Management Fee Waivers		Net Management Fee Paid
Portfolio Name		2008		2008		2008

Tax-Free Cash Reserve Portfolio*	$	$8,281,026	$	$1,151,284	$	$7,129,742

*	On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust (“TFIT”) to a new series portfolio (the “New Fund”) of the Trust by the transfer of all its assets and liabilities to the New Fund. On August 31, 2008, the New Fund changed its fiscal year-end from March 31 to August 31.

G-1

APPENDIX H
CERTAIN FINANCIAL ADVISERS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS
1st Global Capital Corporation
1st Partners, Inc.
401k Exchange, Inc.
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
Advantage Capital Corporation
Advest Inc.
AIG Financial Advisors, Inc.
Allianz Life
Allstate
American Portfolios Financial Services Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
APS Financial Corporation
Ascensus
Associated Securities Corporation
AXA Advisors, LLC
The Bank of New York
Bank of America
Bank of Oklahoma
Barclays Capital, Inc.
Bear Stearns Securities Corp.
BOSC, Inc.
Branch Banking & Trust Company
Brown Brothers Harriman & Co.
Buck Kwasha Securities LLC
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella & Co., Inc.
Cantor Fitzgerald & Co.
Centennial Bank
Charles Schwab
Chase Citibank, N.A.
Citigroup
Citistreet
Comerica Bank
Commerce Bank
Commonwealth Financial Network LPL
Community National Bank
Compass Bank
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
CPI Qualified Plan Consultants, Inc.
Credit Suisse Securities
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
D.A. Davidson & Company
Daily Access Corporation
Deutsche Bank Securities, Inc.
Diversified Investment Advisors
Dorsey & Company Inc.
Dow Jones & Company, Inc.
Edward Jones & Co.
Equity Services, Inc.
Expertplan
Fidelity
Fifth Third Bank
Fifth Third Securities, Inc.
Financial Data Services Inc.
Financial Network Investment Corporation
Financial Planning Association
Financial Services Corporation
Financial Services Institute
First Clearing Corp.
First Command
First Financial Equity Corp.
First Southwest Company
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Management Trust Company
Fund Services Advisors, Inc.
Gardner Michael Capital, Inc.
GE Capital Life Insurance Company of New York
GE Life & Annuity Company
Genworth Financial
Glenbrook Life and Annuity Company
Goldman, Sachs & Co.
Great West Life
Guaranty Bank & Trust
Guardian
GunnAllen Financial
GWFS Equities, Inc.
Hare and Company
Hartford
H.D. Vest
Hewitt Financial Services
Hightower Securities, LLC
Hornor, Townsend & Kent, Inc.
Huntington Capital
Huntington National Bank
The Huntington Investment Company
ICMA Retirement Corporation
ING
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Jackson National Life
Jefferson National Life Insurance Company
Jefferson Pilot Securities Corporation
J.M. Lummis Securities
JP Morgan
Kanaly Trust Company
Kemper
LaSalle Bank
Lincoln Financial
Lincoln Investment Planning
Loop Capital Markets, LLC
LPL Financial
M & T Securities, Inc.
M M L Investors Services, Inc.
Marshall & Ilsley Trust Co., N.A.
Mass Mutual
Matrix
Mellon Bank N.A.
Mellon Financial
Mellon Financial Markets
Mercer Trust Company
Merrill Lynch
Metlife
Metropolitan Life
Meyer Financial Group, Inc.
Minnesota Life
Money Concepts
Money Counts, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley
MSCS Financial Services, LLC
Multi-Financial Securities Corporation
Municipal Capital Markets Group, Inc.
Mutual Service Corporation
Mutual Services, Inc.
N F P Securities, Inc.
NatCity Investments, Inc.

H-1

National Financial
National Planning Corporation
National Planning Holdings
National Retirement Partners Inc.
Nationwide
New York Life
Next Financial
NFP Securities Inc.
Northeast Securities, Inc.
Northwestern Mutual Investment Services
OneAmerica
Oppenheimer
Pacific Life
Penn Mutual
Penson Financial Services
Pershing
PFS Investments
Phoenix Life Insurance Company
Piper Jaffray
Plains Capital Bank
Planco
PNC
Primevest Financial Services, Inc.
Princeton Retirement Group, Inc.
Principal Financial
Principal Life
Proequities, Inc.
Prudential
R B C Dain Rauscher, Inc.
RBC Wealth Management
Raymond James
Retirement Plan Advisory Group
Ridge Clearing
Riversource
Robert W. Baird & Co.
Ross Sinclair & Associates LLC
Royal Alliance Associates
Riversource (Ameriprise)
RSBCO
S I I Investments, Inc.
Salomon Smith Barney
Sanders Morris Harris
SCF Securities, Inc.
Scott & Stringfellow, Inc.
Securities America, Inc.
Security Distributors, Inc.
Sentra Securities
Silverton Capital, Corp.
Simmons First Investment Group, Inc.
Smith Barney Inc.
Smith Hayes Financial Services
Southwest Securities
Sovereign Bank
Spelman & Company
State Farm
State Street Bank & Trust Company
Stifel Nicolaus & Company
SunAmerica Securities, Inc.
SunGard
Sun Life
Sun Trust
SunTrust Robinson Humphrey
SWS Financial Services, Inc.
Symetra Investment Services Inc.
TD Ameritrade
The (Wilson) William Financial Group
TFS Securities, Inc.
Transamerica
Treasury Curve
Treasury Strategies
T Rowe Price
Trust Management Network, LLC
U.S. Bancorp
UBS Financial Services Inc.
UMB Financial Services, Inc.
Union Bank
Union Bank of California, N.A.
Union Central
United Planners Financial
US Bancorp
US Bank
U.S. Bank, N.A.
UVEST
Vanguard Brokerage Services
Vanguard Marketing Corp.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
vFinance Investments, Inc.
Vining Sparks IBG, LP
Wachovia Capital Markets, LLC
Wachovia
Wadsworth Investment Co., Inc.
Waterstone Financial Group, Inc.
Wells Fargo
Woodbury Financial Services, Inc.
Zions First National Bank

H-2

APPENDIX I
ADMINISTRATIVE SERVICES FEES
          The Funds paid Invesco the following amounts for administrative services for the last three fiscal years ended August 31:

Fund Name	2010	2009	2008

Liquid Assets Portfolio	$	$1,250,701	$1,329,347
STIC Prime Portfolio		701,433	752,983
Treasury Portfolio		1,201,823	901,260
Government & Agency Portfolio		863,547	635,887
Government TaxAdvantage Portfolio		152,498	210,216
Tax-Free Cash Reserve Portfolio*		529,144	264,235
For the fiscal year ended March 31, 2008, Tax-Free Cash Reserve Portfolio paid Invesco the following amounts for Administrative Services:

2008

Tax-Free Cash Reserve Portfolio*	$630,465

*	On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust (“TFIT”) to a new series portfolio (the “New Fund”) of the Trust by the transfer of all its assets and liabilities to the New Fund. On August 31, 2008, the New Fund changed its fiscal year-end from March 31 to August 31.

I-1

APPENDIX J
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS
Purchases of Securities of Regular Brokers or Dealers
          During the last fiscal year ended August 31, 2010, the Funds did not purchase securities of its regular brokers or dealers.

J-1

APPENDIX K
AMOUNTS PAID TO INVESCO DISTRIBUTORS PURSUANT TO DISTRIBUTION PLANS
          A list of amounts paid by each class of shares of the Funds to Invesco Distributors, Inc. pursuant to the Plans for the year ended August 31, 2010 are as follows:
Liquid Assets Portfolio

Class	Amount

Cash Management Class	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class
STIC Prime Portfolio

Class	Amount

Cash Management Class	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class
Treasury Portfolio

Class	Amount

Cash Management Class	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class

K-1

Government & Agency Portfolio

Class	Amount

Cash Management Class	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class
Government TaxAdvantage Portfolio

Class	Amount

Cash Management Class	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class
Tax-Free Cash Reserve Portfolio

Class	Amount

Cash Management Class	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class

K-2

APPENDIX L
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN
          An estimate by activity of the allocation of actual fees paid by each class of the Fund during the year ended August 31,2010 are as follows:
Liquid Assets Portfolio

	Underwriters	Dealers
	Compensation	Compensation

Cash Management Class	$	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class
STIC Prime Portfolio

	Underwriters	Dealers
	Compensation	Compensation

Cash Management Class	$	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class
Treasury Portfolio

	Underwriters	Dealers
	Compensation	Compensation

Cash Management Class	$	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class

L-1

Government & Agency Portfolio

	Underwriters	Dealers
	Compensation	Compensation

Cash Management Class	$	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class
Government TaxAdvantage Portfolio

	Underwriters	Dealers
	Compensation	Compensation

Cash Management Class	$	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class
Tax-Free Cash Reserve Portfolio

	Underwriters	Dealers
	Compensation	Compensation

Cash Management Class	$	$
Corporate Class
Personal Investment Class
Private Investment Class
Reserve Class
Resource Class

L-2

APPENDIX M-1
PENDING LITIGATION ALLEGING MARKET TIMING
          Pursuant to an Order of the MDL Court, plaintiffs in related lawsuits, including purported class action and shareholder derivative suits, consolidated their claims for pre-trial purposes into three amended complaints against, depending on the lawsuit, various Invesco — and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the Invesco Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the Invesco Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations ERISA purportedly brought on behalf of participants in Invesco’s 401(k) plan (the Calderon lawsuit discussed below).
RICHARD LEPERA, Individually and On Behalf of All Others Similarly Situated (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER’S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act of 1933 (the Securities Act); Section 10(b) of the Securities Exchange Act of 1934 (the Exchange Act) and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act of 1940 (the Investment Company Act); breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.
CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the Invesco and AIM Family of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM

MANAGEMENT GROUP, INC., AIM ADVISORS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended (the Advisers Act); Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.
MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys’ fees; and equitable restitution.
          On January 5, 2008, the parties reached an agreement in principle to settle both the class action (Lepera) and the derivative (Essenmacher) lawsuits, subject to the MDL Court approval. Individual class members have the right to object.
          On December 15, 2008, the parties reached an agreement in principle to settle the ERISA (Calderon) lawsuit, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants’ accounts would be made.

          Pursuant to an Order of the MDL Court, plaintiffs in related lawsuits, including purported class action and shareholder derivative suits, consolidated their claims for pre-trial purposes into three amended complaints against, [depending on the lawsuit,] various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations ERISA purportedly brought on behalf of participants in Invesco’s 401(k) plan (the Calderon lawsuit discussed below).
RICHARD LEPERA, Individually and On Behalf of All Others Similarly Situated (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER’S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act of 1933 (the “Securities Act”); Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act of 1940 (the “Investment Company Act”); breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.
CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the Invesco and AIM Family of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISORS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER,

THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”); Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.
MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys’ fees; and equitable restitution.
          On January 5, 2008, the parties reached an agreement in principle to settle both the class action (Lepera) and the derivative (Essenmacher) lawsuits, subject to the MDL Court approval. Individual class members have the right to object.
          On December 15, 2008, the parties reached an agreement in principle to settle the ERISA (Calderon) lawsuit, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants’ accounts would be made.

PART C
OTHER INFORMATION
Item 28. Exhibits

a (1)	—	(a) Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)

	—	(b) Amendment No. 1, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(19)

	—	(c) Amendment No. 2, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(19)

	—	(d) Amendment No. 3, dated October 30, 2007, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)

	—	(e) Amendment No. 4, dated December 13, 2007, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)

	—	(f) Amendment No. 5, dated April 30, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(23)

	—	(g) Amendment No. 6, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(23)

	—	(h) Amendment No. 7, dated June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(26)

b (1)	—	(a) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(17)

	—	(b) Amendment, adopted August 1, 2006, to Amended and Restated Bylaws of Registrant.(19)

	—	(c) Amendment No. 2 to Amended and Restated Bylaws of Registrant, adopted effective March 23, 2007.(21)

	—	(d) Amendment No. 3, adopted effective January 1, 2008, to Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(22)

c	—	Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

d (1)	—	(a) Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(8)

	—	(b) Amendment No. 1, dated January 1, 2002, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(12)

	—	(c) Amendment No. 2, dated November 24, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(15)

C-1

	—	(d) Amendment No. 3, dated October 30, 2007, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(21)

	—	(e) Amendment No. 4, dated April 30, 2008, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., and Registrant.(23)

	—	(f) Amendment No. 5, dated January 1, 2010, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(26)

(2)	—	(a) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc.(23)

	—	(b) Amendment No. 1, dated January 1, 2010, Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Trimark Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., and Invesco Senior Secured Management, Inc. (26)

e (1)	—	(a) Master Distribution Agreement, dated December 7, 2007, between A I M Distributors, Inc. and Registrant.(21)

	—	(b) Amendment No. 1, dated December 13, 2007, to the Master Distribution Agreement, dated December 7, 2007, between A I M Distributors, Inc. and Registrant.(21)

	—	(c) Amendment No. 2, dated April 30, 2008, to the Master Distribution Agreement, dated December 7, 2007, between Invesco Aim Distributors, Inc., formerly A I M Distributors, Inc., and Registrant.(23)

f (1)	—	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as amended and restated January 1, 2008.(25)

(2)	—	Form of AIM Funds Trustee Deferred Compensation Agreement, as amended June 16, 2010.(26)

g (1)	—	(a) Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(1)

	—	(b) Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(2)

h (1)	—	(a) Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(3)

C-2

	—	(b) Amendment No. 1, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(3)

	—	(c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(5)

	—	(d) Amendment No. 3, dated July 1, 2005, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. and Registrant.(18)

	—	(e) Amendment No. 4, dated July 1, 2006, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. and Registrant.(19)

(2)	—	(a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between A I M Advisors, Inc. and Registrant.(19)

	—	(b) Amendment No. 1, dated April 30, 2008, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., and Registrant.(23)

	—	(c) Amendment No. 2, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.(26)

(3)	—	Memorandum of Agreement related to expense limitations, dated July 1, 2010 between Registrant and Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc.(26)

(4)	—	Memorandum of Agreement related to 12b-1 fee waivers, dated July 1, 2010, between Registrant and Invesco Distributors, Inc., formerly Invesco Aim Distributors, Inc.(26)

(5)	—	Memorandum of Agreement related to advisory fee waiver, dated July 1, 2010, between Registrant and Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc.(26)

(6)	—	SixthAmended and Restated Memorandum of Agreement regarding securities lending waiver, dated July 1, 2010, between Registrant and Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc.(26)

(7)	—	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and AIM Advisors, Inc.(20)

(8)	—	Agreement and Plan of Reorganization, dated July 30, 2003, between Short-Term Investments Co., a Maryland corporation, and Short-Term Investments Trust, a Delaware statutory trust previously filed with the Proxy Statement of Short-Term Investments Co. on August 1, 2003 is incorporated herein by reference.

i	—	Legal Opinion — None.

j	—	Consent of Consent of Stradley Ronon Stevens & Young, LLP. (25)

C-3

k	—	Financial Statements for the period ended August 31, 2010 are incorporated by reference to the Fund’s annual reports to shareholders contained in the Registrant’s Form N-CSR filed on May 10, 2010.

l	—	Agreement Concerning Initial Capitalization of Registrant’s Tax-Free Cash Reserve Portfolio, dated April 29, 2008.(23)

m (1)	—	(a) Third Amended and Restated Master Distribution Plan pursuant to Rule 12b-1, effective as of December 7, 2007.(21)

	—	(b) Amendment No. 1, dated December 13, 2007, to the Third Amended and Restated Master Distribution Plan pursuant to Rule 12b-1, effective as of December 7, 2007.(21)

	—	(c) Amendment No. 2, dated April 30, 2008, to the Third Amended and Restated Master Distribution Plan pursuant to Rule 12b-1, effective as of December 7, 2007.(23)

(2)	—	Amended and Restated Master Related Agreement to Third Amended and Restated Master Distribution Plan, effective as of April 30, 2008.(23)

(3)	—	(a) Form of Shareholder Service Agreement to be used in connection with Registrant’s Amended and Restated Master Distribution Plan, as amended.(4)

	—	(b) Form of Shareholder Services Agreement to be used in connection with Registrant’s Amended and Restated Master Distribution Plan, as amended.(6)

	—	(c) Form of Shareholder Service Agreement for Broker Dealers and Banks to be used in connection with Registrants Amended and Restated Master Distribution Plan, as amended.(15)

n (1)	—	(a) Sixteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds®, effective December 12, 2001, and as further amended and restated as of February 1, 2010.(26)

	—	(b) Seventeenth Amended and Restated Multiple Class Plan of The AIM Family of Funds®, effective December 12, 2001, and as further amended and restated as of February 12, 2010.(26)

	—	(c) Eighteenth Amended and Restated Multiple Class Plan of The Invesco Family of Funds®, effective December 12, 2001, and as further amended and restated as of April 1, 2010.(26)

o	—	Reserved.

p (1)	—	Invesco Advisers, Inc. Code of Ethics, adopted January 1, 2010, relating to Invesco Advisers, Inc. and any of its subsidiaries.(26)

(2)	—	Invesco Perpetual Policy on Corporate Governace, updated February 2008, relating to Invesco Asset Management Limited.(26)

(3)	—	Invesco Asset Management (Japan) Limited Code of Ethics on behalf of Invesco Japan fund.(22)

(4)	—	Invesco Staff Ethics and Personal Share Dealing, dated September 2008 , relating to Invesco Hong Kong Limited.(26)

C-4

(5)	—	Invesco Ltd. Code of Conduct, revised September 2009, Invesco Trimark Ltd., Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised February 2008, together the Code of Ethics relating to Invesco Trimark Ltd.(26)

(6)	—	Code of Ethics dated May 1, 2008, relating to Invesco Continental Europe (Invesco Asset Management Deutschland GmbH).(25)

(7)	—	Invesco Ltd Code of Conduct, revised September 2009, relating to Invesco Australia Limited.(26)

q (1)	—	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel, and Taylor. (26)

q (2)	—	Powers of Attorney for Frischling. (26)

q (3)	—	Powers of Attorney for Arch, Dammeyer, Sonnenschein and Whalen. (26)

(1)	Incorporated herein by reference to PEA No. 27, filed electronically on November 14, 1994.

(2)	Incorporated herein by reference to PEA No. 29, filed electronically on December 18, 1996.

(3)	Incorporated herein by reference to PEA No. 30, filed electronically on December 17, 1997.

(4)	Incorporated herein by reference to PEA No. 32, filed electronically on November 25, 1998.

(5)	Incorporated herein by reference to PEA No. 33, filed electronically on November 8, 1999.

(6)	Incorporated herein by reference to PEA No. 34, filed electronically on March 31, 2000.

(7)	Incorporated herein by reference to PEA No. 35, filed electronically on May 24, 2000.

(8)	Incorporated herein by reference to PEA Nos. 36, 37 and 38, filed electronically on December 29, 2000.

(9)	Incorporated herein by reference to PEA No. 40, filed electronically on February 16, 2001.

(10)	Incorporated herein by reference to PEA No. 41, filed electronically on October 1, 2001.

(11)	Incorporated herein by reference to PEA No. 42, filed electronically on October 30, 2001.

(12)	Incorporated herein by reference to PEA No. 44, filed electronically on December 18, 2002.

(13)	Incorporated herein by reference to PEA No. 45, filed electronically on August 28, 2003.

(14)	Incorporated herein by reference to PEA 47, filed electronically on November 21, 2003.

(15)	Incorporated herein by reference to PEA 48, filed electronically on December 2, 2004.

(16)	Incorporated herein by reference to PEA 49, filed electronically on February 25, 2005.

(17)	Incorporated herein by reference to PEA 50, filed electronically on October 20, 2005.

(18)	Incorporated herein by reference to PEA 51, filed electronically on December 19, 2006.

(19)	Incorporated herein by reference to PEA 52, filed electronically on October 13, 2006.

(20)	Incorporated herein by reference to PEA 53, filed electronically on December 14, 2006

(21)	Incorporated herein by reference to PEA 54, filed electronically on December 18, 2007.

(22)	Incorporated herein by reference to PEA 55, filed electronically on February 20, 2008.

(23)	Incorporated herein by reference to PEA 56, filed electronically on July 23, 2008.

(24)	Incorporated herein by reference to PEA 57, filed electronically on December 17, 2008.

(25)	Incorporated herein by reference to PEA 58, filed electronically on December 4, 2009.

(26)	Filed herewith electronically.
Item 29. Persons Controlled by or Under Common Control With the Fund
None.

C-5

Item 30. Indemnification
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust, amended and restated effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with a $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impact liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.) (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

C-6

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and will be governed by final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
The only employment of a substantial nature of Adviser’s directors and officers is with the Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a Sub-Advisor, collectively the Sub-Advisors) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management — The Advisers” of the Prospectus which comprises Part A of the Registration Statement, and to the caption “Management of the Trust” of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.
Item 32. Principal Underwriters
(a)	Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:

AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group (Invesco Funds Group)
AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
PowerShares Actively Managed Exchange-Traded Fund Trust
PowerShares Exchange -Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II
PowerShares Iindia Exchange Traded Fund Trust

b)	The following table sets forth information with respect to each director, officer or partner of Invesco Distributors, Inc.

C-7

Name and Principal	Position and Offices with	Positions and Offices
Business Address*	Underwriter	with Registrant
Robert Brooks	Director	None

John S. Cooper	Director & President	None

William Hoppe, Jr.	Director & Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Principal Executive Officer & President

Brian Lee	Executive Vice President	None

Ben Utt	Executive Vice President	None

LuAnn S. Katz	Senior Vice President	None

Ivy B. McLemore	Senior Vice President	None

Lyman Missimer III	Senior Vice President	Assistant Vice President

David J. Nardecchia	Senior Vice President	None

Margaret A. Vinson	Senior Vice President	None

Gary K. Wendler	Director and Senior Vice President	None

John M. Zerr	Director, Senior Vice President & Secretary	Senior Vice President, Chief Legal Officer & Secretary

David A. Hartley	Chief Financial Officer & Treasurer	None

Lisa O. Brinkley	Chief Compliance Officer	Vice President

Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173
(c)	None.
Item 33. Location of Accounts and Records
Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-2801, and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

C-8

Records may also be maintained at the offices of:
Invesco Asset Management Deutschland GmbH
An der welle 5
1st Floor
Frankfurt, Germany 60322
Invesco Asset Management Limited
30 Finsbury Square
London, United Kingdom
EC2A 1AG
Invesco Asset Management (Japan) Limited
25th Floor, Shiroyama Trust Tower
3-1, Toranoman 4-chome, Minato-Ku
Tokyo, Japan 105-6025
Invesco Australia Limited
333 Collins Street, Level 26
Melbourne Vic 3000, Australia
Invesco Hong Kong Limited
32nd Floor
Three Pacific Place
1 Queen’s Road East
Hong Kong
Invesco Senior Secured Management, Inc.
1166 Avenue of the Americas
New York, NY 10036
Invesco Trimark Ltd.
5140 Yonge Street
Suite 900
Toronto, Ontario
Canada M2N 6X7
Item 34. Management Services
None.
Item 35. Undertakings
Not applicable.

C-9

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1333 and the Investment Company Act of 1340, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 15th day of October, 2010.

Registrant:	SHORT-TERM INVESTMENTS TRUST

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Karen Dunn Kelley	President

(Karen Dunn Kelley)	(Principal Executive Officer)	October 15, 2010

/s/ David C. Arch**	Trustee	October 15, 2010

(David C. Arch)

/s/ Bob R. Baker*	Trustee	October 15, 2010

(Bob R. Baker)

/s/ Frank S. Bayley*	Trustee	October 15, 2010

(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	October 15, 2010

(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	October 15, 2010

(Bruce L. Crockett)

/s/ Rod Dammeyer**	Trustee	October 15, 2010

(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	October 15, 2010

(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	October 15, 2010

(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	October 15, 2010

(Jack M. Fields)

/s/ Carl Frischling*	Trustee	October 15, 2010

(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	October 15, 2010

(Prema Mathai-Davis)

/s/ Lewis F. Pennock*	Trustee	October 15, 2010

(Lewis F. Pennock)

SIGNATURES	TITLE	DATE

/s/ Larry Soll*	Trustee	October 15, 2010

(Larry Soll)

/s/ Hugo F. Sonnenschein**	Trustee	October 15, 2010

(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	October 15, 2010

(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen**	Trustee	October 15, 2010

(Wayne W. Whalen)

/s/ Sheri Morris	Vice President & Treasurer	October 15, 2010
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated January 21, 2010, filed herewith.

**	Philip A. Taylor, pursuant to powers of attorney dated June 25, 2010, filed herewith.

INDEX

Exhibit
Number	Description

a(h)(1)	Amendment No. 7, dated June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.

d(1)(f)	Amendment No. 5, dated January 1, 2010, to the Master Investment Advisory Agreement, dated June 1, 2010, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant

d(2)(b)	Amendment No. 1, dated January 1, 2010, Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Trimark Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., and Invesco Senior Secured Management, Inc.

f(2)	Form of AIM Funds Trustee Deferred Compensation Agreement, as amended June 16, 2010.

h(2)(c)	Amendment No. 2, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc., and Registrant.

h(3)	Memorandum of Agreement related to expense limitations, dated July 1, 2010, between Registrant and Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc.

h(4)	Memorandum of Agreement related to 12b-1 fee waivers, dated July 1, 2010, between Registrant and Invesco Distributors, Inc., formerly Invesco Aim Distributors, Inc.

h(5)	Memorandum of Agreement related to advisory fee waiver, dated July 1, 2010, between Registrant and Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc.

h(6)	Sixth Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated July 1, 2010, between Registrant and Invesco Advisers, Inc., formerly Invesco Aim Advisors, Inc.

j	Consent of Stradley Ronon Stevens & Young, LLP

n(1)(a)	Sixteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds®, effective December 12, 2001, and as further amended and restated as of February 1, 2010.

n(1)(b)	Seventeenth Amended and Restated Multiple Class Plan of The AIM Family of Funds®, effective December 12, 2001, and as further amended and restated as of February 12, 2010.

n(1)(c)	Eighteenth Amended and Restated Multiple Class Plan of The Invesco Family of Funds®, effective December 12, 2001, and as further amended and restated as of April 1, 2010.

p(1)	Invesco Advisers, Inc. Code of Ethics, adopted January 1, 2010, relating to Invesco Advisers, Inc. and any of its subsidiaries.

Exhibit
Number	Description

p(2)	Invesco Perpetual Policy on Corporate Governace, updated February 2008, relating to Invesco Asset Management Limited.

p(4)	Invesco Staff Ethics and Personal Share Dealing, dated September 2008 , relating to Invesco Hong Kong Limited.

p(5)	Invesco Ltd. Code of Conduct, revised September 2009, Invesco Trimark Ltd., Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised February 2008, together the Code of Ethics relating to Invesco Trimark Ltd.

p(7)	Invesco Ltd Code of Conduct, revised September 2009, relating to Invesco Australia Limited.

q(1)	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel, and Taylor.

q(2)	Powers of Attorney for Frischling.

q(3)	Powers of Attorney for Arch, Dammeyer, Sonnenschein and Whalen.